As filed with the Securities and Exchange Commission on July 20, 2006

                                                    Registration Nos. 033-07647
                                                                      811-04782

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933                                                      [X]

Pre-Effective Amendment No.                                                 [_]
Post-Effective Amendment No. 97                                             [X]

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                              [X]

Amendment No. 98                                                            [X]
(Check appropriate box or boxes)

                               HSBC INVESTOR FUNDS
               (Exact name of registrant as specified in charter)
                                3435 Stelzer Road
                            Columbus, Ohio 43219-3035
                    (Address of principal executive offices)
       Registrant's Telephone Number, including area code: (617) 470-8000

                         Richard A. Fabietti, President
                                452 Fifth Avenue
                            New York, New York 10018
                     (Name and address of agent for service)
                  Please send copies of all communications to:

                              David J. Harris, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                           Washington, D.C. 20006-2401

It is proposed that this filing will become effective:
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on [date] pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485
[ ] on [date] pursuant to paragraph (a)(1) of Rule 485
[X] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ] on [date] pursuant to paragraph (a)(2) of Rule 485

================================================================================

                         Prospectus and Privacy Policy

HSBC Investor Funds                   Class A Shares
--------------------------------------------------------------------------------

            [GRAPHIC]                 _____, 2006

                                      HSBC Investor
                                      Principal Guaranteed Fund 2011

                                           The Offering Period will run from
                                      September 1, 2006 through November 30,
                                      2006.  All monies to purchase shares
                                      during the Offering Period must be
                                      received no later than November 30, 2006.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  [HSBC LOGO]

================================================================================

                               PRIVACY POLICY FOR
                               HSBC INVESTOR FUNDS
--------------------------------------------------------------------------------

This privacy policy notice summarizes the collection and disclosure of nonpublic personal information ("Information") of customers ("you") of the HSBC Investor Family of Funds ("we" or "us"). If you are an individual shareholder of record of the Fund, we consider you to be a customer of the HSBC Investor Family of Funds. Shareholders purchasing or owning shares of any of the HSBC Investor Family of Funds through their bank, broker, or other financial institution should consult that financial institution's privacy policies.

We collect the following categories of Information about you
--------------------------------------------------------------------------------

We collect Information about you from the following sources: information we receive from you on applications or other forms; information about your transactions with us, our affiliates, or others; and information we receive from a consumer reporting agency.

We disclose the following categories of Information about you
--------------------------------------------------------------------------------

We do not disclose any Information about you or any former customer to anyone, except as permitted by law, including to our affiliates and third party service providers.

We disclose Information about you to the following types of third parties
--------------------------------------------------------------------------------

We may disclose Information about you and any former customer to our affiliates, which we consider to include HSBC Bank USA, National Association, HSBC Investments (USA) Inc. and their affiliates, and to nonaffiliated third parties, as permitted by law.

We may disclose all of the Information we collect to companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

Protecting the security and confidentiality of your Information
--------------------------------------------------------------------------------

We restrict access to Information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your Information.

                       This is not part of the Prospectus

================================================================================

                                   Prospectus

HSBC Investor Funds                   Class A Shares
--------------------------------------------------------------------------------

            [GRAPHIC]                 _____, 2006

                                      HSBC Investor
                                      Principal Guaranteed Fund 2011

                                      The Offering Period will run from
                                      September 1, 2006 through November 30,
                                      2006.  All monies to purchase shares
                                      during the Offering Period must be
                                      received no later than November 30, 2006.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  [HSBC LOGO]

================================================================================

--------------------------------------------------------------------------------
HSBC Investor Principal Guaranteed Fund 2011                   Table of Contents
--------------------------------------------------------------------------------

                            [GRAPHIC]   Risk/Return Summary and Fund Expenses
-----------------------------------------------------------------------------------------------------
Carefully review this                       3   Overview
important section, which
summarizes the Fund's
investments, risks, past
performance, and fees.

                            [GRAPHIC]   More Information About the Fund
-----------------------------------------------------------------------------------------------------

Review this section                         4   Investment Objective, Principal Investment Strategies
for information on                         13   General Risk Factors
investment strategies                      13   Portfolio Holdings
and risks.

                            [GRAPHIC]   Fund Management
-----------------------------------------------------------------------------------------------------

Review this section                        14    The Investment Adviser
for details on                             14    Portfolio Managers
the people and                             15    The Distributor, Administrator and Sub-Administrator
organizations who provide
services to the Fund.

                            [GRAPHIC]   Shareholder Information
-----------------------------------------------------------------------------------------------------

Review this section                        16    The Guarantee
for details on how                         18    Pricing of Fund Shares
shares are valued,                         19    Purchasing and Adding to Your Shares
and how to purchase,                       25    Selling Your Shares
sell and exchange shares.                  27    Distribution Arrangements/Sales Charge
This section also describes                30    Exchanging Your Shares
related charges, and                       31    Dividends, Distributions and Taxes
payments of dividends
and distributions.

--------------------------------------------------------------------------------
HSBC Investor Principal Guaranteed Fund 2011
Risk/Return Summary and Fund Expenses             [GRAPHIC]
--------------------------------------------------------------------------------

                                      Overview

The Fund HSBC Investor Funds is a mutual fund family that offers a variety of separate investment portfolios, each with individual investment objectives and strategies. This prospectus provides you important information about the HSBC Investor Principal Guaranteed Fund 2011 ("Fund").

                                      The Fund offers one class of shares
                                      through this prospectus: Class A Shares.

                                      The investment objective and strategies of the Fund are not fundamental and may be changed without approval of Fund shareholders. If there is a change in the investment objective or strategies of the Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their current financial position and need. There can be no assurance that the investment objective of the Fund will be achieved.

                                      The Fund offers a capital guarantee upon maturity. This guarantee not only protects your initial investment but also preserves certain investment gains.

                                      Other important things for you to note:

                                            o     You may lose money by
                                                  investing in the Fund

                                            o     Because the value of the
                                                  Fund's investments will
                                                  fluctuate with market
                                                  conditions, so will the value
                                                  of your investment in the Fund

                                            o     You may lose some or all of
                                                  the value of your Guaranteed
                                                  Amount if you redeem Fund
                                                  shares before the end of your
                                                  Guarantee Period

                                      An investment in the Fund is not a deposit of HSBC Bank USA, National Association, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who may want to invest?               Consider investing in the Fund if you:

                                            o     Have an investment time
                                                  horizon of at least 5 years
                                                  and you are a conservative
                                                  investor who seeks potential
                                                  for growth but places a
                                                  premium on capital
                                                  preservation

                                            o     Are looking to add an
                                                  international component to
                                                  your investment portfolio

                                      The Fund will not be appropriate for
                                      anyone:

                                            o     Pursuing a short-term
                                                  investment

                                            o     Seeking access to money at any
                                                  point prior to the Guarantee
                                                  Maturity Date

                                            o     Seeking current income through
                                                  cash dividends

--------------------------------------------------------------------------------
HSBC Investor Principal Guaranteed Fund 2011
Risk/Return Summary and Fund Expenses             [GRAPHIC]
--------------------------------------------------------------------------------

Investment Objective

The primary investment objective of the Fund is capital appreciation, consistent with the preservation of capital.

--------------------------------------------------------------------------------
Index Futures are legally binding agreements for the future sale by one party and purchase by another party of a specified amount of a securities index (such as the S&P 500(R) Index) for a set price at a future date. Index futures are a type of derivative instrument meaning that their value is derived from the worth of an underlying investment.
--------------------------------------------------------------------------------

Principal Investment Strategies

The Fund seeks to achieve this objective by investing a portion of the Fund's assets in index futures on the primary international equity markets (including the U.S.), and investing the remaining assets of the Fund in fixed income securities, as necessary, to preserve the principal amount of the Fund at the inception of the Guarantee Period. During the Guarantee Period, Sinopia Asset Management, the Fund's investment sub-adviser manages the Fund, using a principal protection technique known as "dynamic hedging." Dynamic hedging optimizes the exposure of the Fund to the equity markets (primarily through investments in exchange traded S&P 500(R) Index futures, Dow Jones
EURO STOXX(R) 50 Index futures, Nikkei 225 Index futures and options on these futures) and to the U.S. fixed income markets (primarily through investments in U.S. Treasury bills, notes and bonds, zero-coupon securities and interest rate swaps) while protecting Fund assets.

--------------------------------------------------------------------------------
Interest Rate Swaps involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Zero - Coupon Securities are debt securities that have been issued without interest coupons or stripped of their unmatured interest coupons, and include receipts or certificates representing interest in such stripped debt obligations and coupons. Zero coupon bonds do not pay interest during the life of the bond. Zero coupon bonds are purchased at a deep discount from their face value, which is the amount it will be worth when it "matures." Once a zero coupon bond matures, the investor will receive one lump sum equal to the initial investment plus interest that has accrued.
--------------------------------------------------------------------------------

By using "dynamic hedging" the sub-adviser initially purchases a portfolio of government securities with maturities approximating the Fund's Guarantee Maturity Date. Next, the sub-adviser determines the minimum assets required at the present time to honor the "strictest" of the Fund's future guarantees. This minimum amount is the "Floor" and is often the present value of the highest of the strictest guarantees. The difference between the Floor and the day's net assets is the amount the sub-adviser will allocate to the Fund's equity market exposure. Using this amount and estimating potential losses that may result from the Fund's equity exposure, the sub-adviser determines the maximum amount of assets to invest in the international markets. Once an amount is determined, the sub-adviser then uses various proprietary models to allocate these amounts typically in money market instruments and obtaining equity exposure through investments in index futures or options thereon. The sub-adviser continuously monitors the amount of the Fund's equity exposure. The sub-adviser may also hedge against the interest rate risk arising from the future guarantee by investing in fixed-income derivatives such as interest rate swaps.

--------------------------------------------------------------------------------
HSBC Investor Principal Guaranteed Fund 2011
Risk/Return Summary and Fund Expenses             [GRAPHIC]
--------------------------------------------------------------------------------

Offering and                          The Offering Period for the Fund will run
Guarantee Periods                     from September 1, 2006 to November 30,
                                      2006. All orders to purchase shares during
Guarantee Maturity Date               the Offering Period must be received by
                                      November 30, 2006. Shares of the Fund will only be offered during the Offering Period except in connection with reinvestment of dividends and any distributions. The
                                      Guarantee Period will run from December 1,
                                      2006 to November 30, 2011. The Guarantee
                                      Maturity Date is November 30, 2011. See
                                      "Shareholder Information" below for
                                      further information. The end date of the Offering Period may be advanced by the Fund's Board of Trustees to a date earlier than November 30, 2006 if, in the Board's opinion, it is not in the best interests of existing shareholders to admit more investors into the Fund.

                                      If Fund assets do not reach $75 million by the end of the Offering Period, or in the event of severe market volatility or adverse market conditions, the Board reserves the right to liquidate the Fund, shorten or extend the Offering Period or take other action permitted by law. If the Fund liquidates during the Offering Period, the Fund will not commence the Guarantee Period. Fund shareholders will then be entitled to receive the greater of: (a) their initial investment (including the amount of their Class A front end sales load, if applicable) or
                                      (b) the then current net asset value
                                      ("NAV") of their shares. In the event the Fund shortens the Offering Period, the Fund will use its best efforts to provide notice at least 5 business days in advance.

                                      During the Offering Period, the Fund's
                                      assets will be invested in short-term
                                      instruments.

Guarantee                             The Fund provides shareholders a capital
                                      guarantee payable five years after the end of the Offering Period. The guarantee not only protects your initial investment but also preserves certain investment gains.
                                      The amount of the capital guarantee
                                      ("Guaranteed Amount") for each
                                      shareholder, assuming reinvestment of all dividends and distributions in additional shares at the end of the Guarantee Period will be equal to the greater of:

                                            (i) 104% of the value of that
                                            shareholder's account as of the
                                            close of business on November 30,
                                            2006 (the business day before the
                                            Guarantee Period begins), reduced to
                                            reflect certain expenses, if any,
                                            not covered by the expense
                                            limitation agreement with the Fund's
                                            Adviser, and

                                            (ii) 85% of the highest net asset
                                            value of that shareholder's account
                                            during the Guarantee Period up to a
                                            cap of two times the value of the
                                            account as of the close of business
                                            on November 30, 2006 (the business
                                            day before the Guarantee Period
                                            begins), reduced to reflect certain
                                            expenses, if any, not covered by the
                                            expense limitation agreement with
                                            the Fund's Adviser.

                                      The capital guarantee does not operate to limit appreciation you may have in an investment in the Fund, rather it serves as the "floor" or minimum an investment may receive at the Guarantee Maturity Date.

                                      Please see the "Shareholder Information" section of this prospectus and the Statement of Additional Information for further information on this Guarantee.

--------------------------------------------------------------------------------
HSBC Investor Principal Guaranteed Fund 2011
Risk/Return Summary and Fund Expenses             [GRAPHIC]
--------------------------------------------------------------------------------

Choices at the End of the             The Guarantee Period ends on November 30,
Guarantee Period                      2011. On that date, shareholders will
                                      receive their Guaranteed Amount.
                                      Shareholders have the following available options on November 30, 2011:

                                            o      Remain invested in the Fund,
                                                   which will be managed in the
                                                   same investment style without
                                                   a guarantee feature;

                                            o      Exchange shares into another
                                                   HSBC guaranteed fund, if
                                                   available;

                                            o      Exchange into other HSBC
                                                   mutual funds, that are
                                                   available for exchange; or

                                            o      Sell their shares for cash,
                                                   less any applicable sales
                                                   charges.

                                      If you take no action on November 30,
                                      2011, you will be deemed to have elected to remain in the Fund. The Fund will continue to operate for a period of one year following the end of the Guarantee Period. During this period, the Adviser will employ the same investment strategies and seek to preserve the Fund's capital to the same extent as before, although shareholders will not have the benefit of the Guarantee.

                                      As discussed below in the "Shareholder
                                      Information" section, the Fund's
                                      Guarantee is backed by an unconditional
                                      and irrevocable financial guarantee
                                      insurance policy issued by ___________
                                      ____________________  In the event the
                                      Fund relies on this insurance policy to
                                      make payments to Shareholders, the Fund
                                      will not continue to operate for the one year period following the end of the Guarantee Period.

                                      Important note: After November 30, 2011, assets, including those that remain in the Fund, are no longer guaranteed and are subject to market risks. As with the sale of any securities, there may be a taxable event if it is required to liquidate fixed-income securities at the end of the Guarantee Period.

Principal Investment                  Derivatives Risk: The Fund invests in
Risks                                 derivative instruments (e.g., option and
                                      futures contracts) to help achieve its
                                      investment objective. These investments
                                      could increase the Fund's price volatility or reduce the return on your investment.
                                      The use of derivatives is a highly
                                      specialized activity and there can be no guarantee that their use will increase the return of the Fund or protect its assets from declining in value. In fact, investments in derivative securities may actually lower the Fund's return if such investments are timed incorrectly or are executed under adverse market conditions.
                                      In addition, the lack of a liquid market for derivative securities may prevent a Fund from selling unfavorable positions, which could result in adverse consequences.

                                      Opportunity Risk: The Fund's exposure to equity securities may drop to a low level or be eliminated altogether during periods of low interest rates or declining equity markets. As such, the Fund's ability to participate in upward equity market movement may be reduced and there may be some loss of opportunity compared to a portfolio that is fully invested in the equity markets.

                                      Guarantee Risk: The Fund's net asset value
                                      is not guaranteed before maturity and may
                                      be less than the initial net asset value
                                      during the life of the Fund. The Guarantee
                                      provided by
                                      (discussed below)          may not be
                                      honored if        defaults. Although there
                                      can be no assurances, the probability of such a default may be considered low.

--------------------------------------------------------------------------------
HSBC Investor Principal Guaranteed Fund 2011
Risk/Return Summary and Fund Expenses             [GRAPHIC]
--------------------------------------------------------------------------------

                                      Foreign Investment Risk: While the Fund
                                      does not intend to invest directly in
                                      foreign securities, it is exposed to risks associated with investments in foreign securities through its investments in stock index futures contracts. Investments in foreign securities are riskier than investments in U.S. securities. Investments in foreign securities may lose value due to unstable international political and economic conditions, fluctuations in currency exchange rates, lack of adequate company information, as well as other factors.

                                      Eqiity Risk. While the Fund does not
                                      intend to invest directly in equity
                                      securities, it is exposed to risks
                                      associated with investments in equity
                                      securities through investments in stock
                                      market futures contracts. Equity
                                      securities have greater price volatility than fixed income instruments. The value of the Fund will fluctuate as the market prices of the Fund's securities increase or decrease.

                                      Fixed Income Securities: The value of
                                      investments in fixed income securities
                                      will fluctuate as interest rates decrease or increase. In addition, these securities may accrue income that is distributable to shareholders even though the income may not yet have been paid to the Fund. If so, the Fund may need to liquidate some of its holdings and forego the purchase of additional income-producing assets.
                                      Regarding certain federal agency
                                      securities or government sponsored entity securities (such as debt securities or mortgage-backed securities issued by Freddie Mac, Fannie Mae, Federal Home Loan Banks, and other government sponsored agencies), you should be aware that although the issuer may be chartered or sponsored by Acts of Congress, the issuer is not funded by Congressional appropriations, and its securities are neither guaranteed nor insured by the United States Treasury.

                                      Swaps: A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument (or index). The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the other party to the swap defaults, the Fund may lose interest payments that it is contractually entitled to receive and may, in some cases, lose the entire principal value of the investment security.

                                      Interest Rate Risks: Changes in interest rates will affect the yield or value of the Fund's investments in debt securities and the value of the Fund's investments in interest rate swaps. If interest rates rise, the value of the Fund's investments may fall.

--------------------------------------------------------------------------------
HSBC Investor Principal Guaranteed Fund 2011
Risk/Return Summary and Fund Expenses             [GRAPHIC]
--------------------------------------------------------------------------------

                                      Credit Risk: The Fund could lose money if the issuer of a fixed income security owned by the Fund defaults on its financial obligation. In addition, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of a security and in shares of the Fund. A change in the quality rating of a bond can also affect the bond's liquidity and make it more difficult for the Fund to sell.

                                      The Fund is not exposed to foreign
                                      exchange risk. Except for the capital
                                      guarantee described in the "Guarantee"
                                      section, the Fund's return is not
                                      guaranteed and will depend on the
                                      sub-adviser's ability to select the
                                      strongest international stock markets and anticipate market trends, as well as the overall trend of these markets. The Fund's Guarantee does not take inflation into account, which means that purchasing power is not preserved. This means that the value of your initial investment on November 30, 2006 (the business day before the Guarantee Period begins) will be guaranteed at $100 on November 30, 2011 (less any expenses not covered by the expense limitation agreement with the Fund's Adviser).

Performance                           No performance information is provided
                                      because the Fund had not begun operations as of the date of this prospectus.

--------------------------------------------------------------------------------
HSBC Investor Principal Guaranteed Fund 2011
Risk/Return Summary and Fund Expenses             [GRAPHIC]
--------------------------------------------------------------------------------

                                Fees and Expenses

As an investor in the Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of Fund assets, and are reflected in the share price.

-------------------------------------------------------------------------
Shareholder Transaction Expenses
(fees paid directly from your investment)                  A Shares
-------------------------------------------------------------------------
Maximum sales charge (load) on purchases (as a
percentage of offering price)(1)                               5.00%
-------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a
percentage of sales price)                                     None
-------------------------------------------------------------------------

Redemption/Exchange Fee (as a percentage of amount
redeemed or exchanged)(2)                                      2.00%

-------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)              A Shares
-------------------------------------------------------------------------
Management fee                                                 0.65%
-------------------------------------------------------------------------
Distribution (12b-1) fee                                       0.00%(3)
-------------------------------------------------------------------------
    Shareholder servicing fees                                 0.25%
-------------------------------------------------------------------------
    Other operating expenses(4)                                0.40%
-------------------------------------------------------------------------
    Insurance Policy Fees (5)                                  0.75%
-------------------------------------------------------------------------
Total other expenses                                           1.40%
-------------------------------------------------------------------------
Total Fund operating expenses                                  2.05%
-------------------------------------------------------------------------
Fee waiver and/or expense reimbursement(6)                        0
-------------------------------------------------------------------------
Net Fund operating expenses                                    2.05%
-------------------------------------------------------------------------

(1)   Lower sales charges are available depending on the amounts invested.

(2) A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For more information on this fee, see the "Selling Your Shares--Redemption Fee" section in this prospectus.

(3) There is a non-compensatory 12b-1 plan for Class A Shares, which authorizes payments of up to 0.25% of the Fund's average daily net assets attributable to Class A Shares. There is no current intention to make payments under the Class A plan.

(4) As a new fund, other expenses are estimates for the current fiscal year ending October 31, 2006.

(5) Shareholders remaining in the Fund after the end of the Guarantee Period (November 30, 2011) will not be charged an Insurance Policy Fee as assets in the Fund are no longer guaranteed after that time.

(6) HSBC Investments (USA) Inc. has entered into a written expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of [2.05%] for Class A Shares. The expense limitation is contractual and shall be in effect until March 1, 2008.

--------------------------------------------------------------------------------
HSBC Investor Principal Guaranteed Fund 2011
Risk/Return Summary and Fund Expenses             [GRAPHIC]
--------------------------------------------------------------------------------

Expense Example

----------------------------------------------

                                  1        3
                                Year     Years

Class A Shares                  $600    $1,017
----------------------------------------------

The Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

      o     $10,000 investment

      o     5% annual return

      o     no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.

10





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Investment Objective, Strategies and Risks      [GRAPHIC]
--------------------------------------------------------------------------------

Investment Objective, Policies and Strategy

The primary investment objective of the Fund is capital appreciation, consistent with the preservation of capital. The Fund seeks to achieve this objective by investing a portion of the Fund's assets in index futures on the primary international equity markets (including the U.S.), and investing the remaining assets of the Fund in fixed income securities, as necessary, to preserve the principal amount of the Fund at the inception of the Guarantee Period.

During the Guarantee Period, the sub-adviser manages the Fund using a principal protection technique known as "dynamic hedging." Dynamic hedging optimizes the exposure of the Fund to the equity markets (primarily through investments in exchange traded S&P 500(R) Index futures, Dow Jones EURO STOXX(R) 50 Index futures, Nikkei 225 Index futures and options on these futures) and to the U.S. fixed income markets (primarily through investments in U.S. government securities, zero-coupon securities and high-grade money market instruments) while protecting Fund assets.

This "dynamic hedging" is then combined with the sub-adviser's asset allocation strategy.

      o First, the sub-adviser determines on the basis of the profile of the Fund's guarantee commitments, the minimum assets required at the present time to honor the "strictest" of the future guarantees with absolute certainty. This minimum amount is often the present value of the highest of the future guarantees and is referred to as the "Floor". The difference between this amount and the day's net assets determines the amount that the Fund may risk without jeopardizing the guarantees (this latter amount is referred to as the "Cushion"). On the basis of this amount and the maximum estimated potential instantaneous loss for the various markets and vehicles in the investment universe, the sub-adviser will determine the maximum amount of exposure to the equity markets the Fund may have.

      o Second, the amount that may be invested in exposure to the equity markets will, depending on the sub-adviser's expectations, be invested entirely or partly in the various stock markets, in accordance with the sub-adviser's expectations. The various models used to value the different stock markets are proprietary models that the sub adviser's research department has developed over the past ten years. This exposure may be obtained in several ways, either by direct investment in equities (with the balance invested in money market instruments) or by investing in money market instruments and obtaining exposure to equities through derivatives (equity or equity index futures or options depending on market conditions). The latter is generally the preferred solution since it can be rapidly executed, entails lower transaction costs and provides greater liquidity. The proportion between those assets exposed to the equity markets and those not is then adjusted whenever necessary, in accordance with changes in market conditions. Basically, the proportion of equity market exposure may be increased or decreased whenever the difference between the Fund's NAV and the Floor respectively increases or decreases.

      o Third, the sub-adviser may decide to hedge the interest rate risk arising from the future guarantees. This is because the Floor described above is sensitive to interest rates with the same maturity as the Guarantee. In other words, and all other things being equal, the Cushion (and therefore exposure to equities) will decrease if interest rates decrease. The sub-adviser may decide to either factor in this risk and provide a suitable safety margin, or hedge the portfolio against this risk using fixed-income derivatives (i.e. interest rate swaps or floors).

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Investment Objective, Strategies and Risks      [GRAPHIC]
--------------------------------------------------------------------------------

The portfolio managers may sell securities for a variety of reasons, such as to realize profits, limit losses or take advantage of better investment opportunities.

Consistent with its investment objective, the Fund:

      o may, under exceptional circumstances, temporarily invest part or all of its assets in fixed income securities denominated in foreign currencies, domestic or foreign government securities, and nonconvertible preferred stock, or hold its assets in cash or cash equivalents.

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Investment Objective, Strategies and Risks      [GRAPHIC]
--------------------------------------------------------------------------------

General Risk Factors

      An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. The Fund's performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

      Generally, the Fund, will be subject to the following risks:

            o Portfolio Turnover. The Fund is actively managed and, in some cases the Fund's portfolio turnover, may exceed 100%. A higher rate of portfolio turnover increases transaction costs (including any brokerage) and other expenses, which must be borne by the Fund and its shareholders and may result in a lower net asset value. High portfolio turnover (over 100%) also may result in the realization of substantial net short-term capital gains, which when distributed are taxable to shareholders. The trading costs and tax affects associated with turnover may adversely affect the Fund's performance.

            o Temporary Defensive Positions. In order to meet liquidity needs or for temporary defensive purposes, the Fund may invest up to 100% of its assets in fixed income securities, money market securities (including money market funds), certificates of deposit, bankers' acceptances, commercial paper or in other securities which, in the Adviser's opinion, are more conservative than the types of securities that the Fund typically invests in. To the extent the Fund is engaged in temporary or defensive investments, the Fund will not be pursuing its investment objective.

            o Returns Are Not Guaranteed: An investment in the Fund is neither insured nor guaranteed by the U.S. Government. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by HSBC or any other bank, and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

Portfolio Holdings

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI and on the Fund's website at www.investorfunds.us.hsbc.com. To request a copy of the Fund's SAI, please refer to the back cover of this prospectus.

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Fund Management      [GRAPHIC]
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                             The Investment Adviser

HSBC Investments (USA) Inc. (the "Adviser"), 452 Fifth Avenue, New York, New York 10018, is the investment adviser for the Fund, pursuant to an Investment Advisory contract with HSBC Investor Funds (the "Trust"). The Adviser is a wholly-owned subsidiary of HSBC Bank USA, National Association, which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company, (collectively "HSBC"). HSBC currently provides investment advisory services for individuals, trusts, estates and institutions. As of June 30, 2006, HSBC managed $8.9 billion in the HSBC Investor Family of Funds.

The Trust and the Adviser have received an exemptive order from the Securities and Exchange Commission that allows the Adviser to implement new investment sub-advisory contracts and to make material changes to existing sub-advisory contracts with the approval of the Board of Trustees, but without shareholder approval. Subject to the terms of the exemptive order, the Fund may currently hire and/or terminate the sub-advisers without shareholder approval.

Sinopia Asset Management ("Sinopia") located at Immeuble Ile de France - 4 place de la Pyramide-92800 Puteaux La Defense 9 in France, serves as investment sub-adviser to the Fund and makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund's investment program. Sinopia is the specialist quantitative management arm of the HSBC Group. Sinopia was founded in 1989 as part of CCF (now HSBC France), which was acquired by the HSBC Group in 2001. Sinopia played a key role in introducing quantitative management techniques to Europe, relying on contemporary theories of quantitative asset management to frame its strategies and define its models. Sinopia is an international company headquartered in Paris with subsidiaries in Hong Kong and London, with approximately $___ billion in assets under management as of June 30, 2006.

For the investment advisory and management services provided by the Adviser, the Adviser is entitled to receive management fees from the Fund at the following annual rate of the Fund's average daily net assets:

Guaranteed Fund 0.65%

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory and sub-advisory agreements will be available for the Fund in its October 31, 2006 shareholder report.

                               Portfolio Managers

The name and title and business experience during the past 5 years of the persons who are primarily responsible for the day to day management of the Fund appears below.

o Muriel Heitzmann is Managing Director and Head of Guaranteed and Structured Products. She is responsible for the investment strategy and management of Sinopia's entire range of guaranteed and structured products. Ms. Heitzmann joined Sinopia in 1996 as an assistant fund manager within the Guaranteed Product Team. Then in 1997, she became one of the two traders dedicated to the Guaranteed Product Team. Ms. Heitzmann was appointed as a fund manager for the Guaranteed and Structured Product Team in 1999. She was then promoted to lead the Structured Product Team in 2002, responsible for developing this activity. Since June 2006, Ms. Heitzmann is the Head of the Guaranteed and Structured Products Team. Ms. Heitzmann is a graduate from ESSEC (Ecole Superieure des Sciences Economiques et Commerciales).

o Francois-Xavier Colas is Portfolio Manager in the Guaranteed and Structured Products team. Mr. Colas joined Sinopia in September 2001 as an assistant fund manager within the Guaranteed and Structured Product Team. In October 2004, he was named portfolio manager within the same team. Mr. Colas is a graduate from ESSEC (Ecole Superieure des Sciences Economiques et Commerciales).

Additional information about the Portfolio Managers' compensation, other accounts managed by these individuals and their ownership of securities in the Fund is available in the SAI.

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              The Distributor, Administrator and Sub-Administrator

The Adviser also serves as the Fund's administrator (the "Administrator"), and in that role oversees and coordinates the activities of other service providers, and monitors certain aspects of the Fund's operations. The Administrator has retained BISYS Fund Services Ohio, Inc. ("BISYS"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, as sub-administrator (the "Sub-Administrator"). Management and administrative services of the Administrator and Sub-Administrator include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

BISYS Fund Services Limited Partnership ("BISYS LP") serves as the distributor (the "Distributor") of the Fund's shares. BISYS LP may make payments in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

The SAI has more detailed information about the Adviser, Distributor, Administrator and Sub-Administrator, and other service providers.

--------------------------------------------------------------------------------

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Shareholder Information      [GRAPHIC]
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The Guarantee

The Fund provides a Guarantee against market declines of your investment as of a specific date, subject to various conditions described below. While the Fund seeks to provide investors with the upside earnings potential available in rising international equity markets (including the U.S.) the Guarantee provides protection against a falling equity marketplace. The Fund guarantees that on the Guarantee Maturity Date, each shareholder will be entitled to redeem his or her shares for an amount no less than the Guaranteed Amount. A shareholder who automatically reinvests all dividends and distributions made by the Fund and does not redeem any shares during the Guarantee Period will be entitled to redeem his or her shares held on the Guarantee Maturity Date for an amount equal to the greater of:

      (i) 104% of the value of that shareholder's account as of the close of business on November 30, 2006 (the business day before the Guarantee Period begins), reduced to reflect certain expenses, if any, not covered by the expense limitation agreement with the Fund's Adviser, and

      (ii) 85% of the highest net asset value of that shareholder's account during the Guarantee Period up to a cap of two times the value of the account as of the close of business on November 30, 2006 (the business day before the Guarantee Period begins), reduced to reflect certain expenses, if any, not covered by the expense limitation agreement with the Fund's Adviser.

The Guarantee Period is the five-year period ending on the Guarantee Maturity Date.

The Fund's Guarantee is backed by an unconditional and irrevocable financial
guarantee insurance policy issued by                                      for
the benefit of the shareholders of the Fund. The Fund will pay to        a fee
equal to 0.75% per annum of the average daily net assets of the Fund during the Guarantee Period for providing the financial guarantee insurance policy. If on the Guarantee Maturity Date the Fund's Guarantee does not result in the value of
shareholders' accounts being at least equal to the Guarantee Amount,       will
pay the Fund an amount sufficient to ensure that each shareholder's account can be redeemed for an amount equal to his or her Guaranteed Amount.

If       does not honor the Guarantee, then a shareholder may not receive his or her Guarantee Amount.

Your applicable account value may be redeemed on the Guarantee Maturity Date. You may elect to receive the redemption proceeds plus any shortfall or elect to invest the amounts in another HSBC Fund. If you take no action, you will be deemed to remain in the Fund. The redemption on the Guarantee Maturity Date or other date will result in a taxable event for shareholders.

After the Guarantee Period, the Fund will continue to remain open for a period of one year. During this period your investment in the Fund will no longer be protected by the Guarantee, and its value could go down. If, however, the Fund relies on the financial guarantee insurance policy to make payments to shareholders, the Fund will not remain open for a period of one year following the Guarantee Period.

Your Guaranteed Amount is reduced by any redemptions you make from your Fund account during the Guarantee Period as well as instances where the Fund incurs extraordinary charges (which includes litigation and other expenses not incurred in the ordinary course of business). Please note that the Guaranteed Amount does not include any front-end sales loads or CDSC charges that you incur. However, the guarantee of [105%] of the value of a shareholders account was established, in part, to allow a shareholder to recoup a portion of the front-end sales charges incurred.

The Fund's Board of Trustees ___________ may agree to amend the terms of the Guarantee, the financial guarantee agreement and financial guarantee insurance policy at any time without shareholder approval. To the extent practical, shareholders would be given at least 60 days' prior written notice of any termination of the financial guarantee insurance policy backing the Fund's Guarantee. In the event of such termination, the Fund's Board of Trustees would consider reasonable alternatives and seek to act in the best interests of fund shareholders.

See "Dividends, Distributions and Taxes - Financial Guarantee Insurance Policy" for additional details regarding the financial guarantee insurance policy.


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Shareholder Information      [GRAPHIC]
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Calculation of Guaranteed Amount Example. Assume you invested $10,000 in Class A shares when the NAV was $10.00 per share. After deducting your sales load of 4.00%, $9,600 will be invested in Class A shares and you will have 960 shares in your account.

Assume further that on November 30, 2006 (the business day before the Guarantee Period begins), the NAV for Class A shares has increased to $10.01 per share due to appreciation of the Fund during the Offering Period. Your Guaranteed Amount is based on the NAV determined on the evening of November 30, 2006. To calculate your full guarantee multiply the shares you own on November 30, 2006 by the NAV per share for your class of shares on November 30, 2006 and then multiply that amount by 104%. Using our example:

Shares owned November 30, 2006                  960

NAV per share November 30, 2006           $   10.01
                                          =========

                                          $9,609.60

Guaranteed Amount:  $9,519.00 x 104% = $9,993.98

Because the Fund offers the greater of two calculations as the Guaranteed Amount (as described on the previous page), you would then need to determine 85% of your highest net asset value during the Guarantee Period. Assume the highest
NAV of your account during the Guarantee Period was $11.05. 85% of 11.05 is $9.39. Next, as above, the number of shares owned on November 30, 2006 would be multiplied against $9.39 for a total of $9,014.40. The higher of these two calculations is your Guaranteed Amount - - $9,993.98.

Depending on the NAV per share on November 30, 2006, the amount of the Guarantee an investor may receive may be greater than the investor's initial investment. Using the example above, assume further that rather than a $10.01 NAV per share on November 30, 2006, the Fund's NAV was $10.12 but that the highest NAV of the shareholder's account during the Guarantee Period remained $11.05. The Guaranteed Amount an investor would receive would be $10,103.80 ($10.12 x 960 x 104%).

Additionally, depending on the performance of the Fund throughout the Guarantee Period and the cap on the 85% component to the guarantee calculation of two times the value of the shareholder's account on November 30, 2006, a shareholder's full guarantee may not equal the Fund's highest NAV. Assume again that the NAV per share on November 30, 2006 is $10.01 so that the Guaranteed Amount is $9,993.98 as shown at the top of this page. Then assume that the highest NAV for the Fund during the Guarantee Period was $27.00. 85% of $27.00 is $22.95. Shares owned of 960 on November 30, 2006 multiplied against $22.95 is $22,032. While the higher of these two calculations is $22,032 this would not be the Guaranteed Amount. The Guaranteed Amount would be $19,219.20 due to the cap on the 85% portion of the guarantee calculation. (Two times the value of a shareholder's account on November 30, 2006 would be $19,219.20 ($10.01 x 960 x 2).

Redemption of Fund Shares. Although you may redeem some of your Fund shares at current market value at any time, any such redemptions will reduce your Guaranteed Amount to which you are entitled as would any extraordinary charges. Fund dividends and distributions are required to be reinvested into your account. If you redeem all of your Fund shares prior to the Guarantee Maturity Date, you are not entitled to any claim under this Guarantee.

Your Guaranteed Amount will include each dividend and any distributions paid by the Fund. Shareholders' Guaranteed Amounts will be reduced by any redemption from the Fund and any extraordinary charges that the Fund incurs. You may obtain your Guaranteed Amount by calling ______.

Payment of Dividends and Distributions. The guarantee per share will decline as dividends and distributions are made to shareholders. If a shareholder automatically reinvests dividends and distributions in the Fund, he or she will hold a greater number of shares at a reduced guarantee per share following payment of a dividend or distribution. The result would be to preserve the Guaranteed Amount he or she was entitled to before the dividend or distribution was made. If a shareholder instead elects to receive any dividends or distributions in cash, he or she will hold the same number of shares at the reduced guarantee per share following payment of a dividend or distribution. This will reduce the Guaranteed Amount that such shareholder was entitled to before the dividend or distribution was made.

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Shareholder Information      [GRAPHIC]
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--------------------------

How NAV is Calculated

The NAV for each class of shares is calculated by dividing the total value of the Fund's investments and other assets attributable to a class less any liabilities attributable to that class, by the total number of outstanding shares of that class:

                   --------------------------------
                                   NAV =
                        Total Assets - Liabilities
                   --------------------------------
                             Number of Shares
                                Outstanding
                   --------------------------------

The value of assets in the Fund's portfolio is determined on the basis of their market value, or where market quotations are not readily available or are deemed unreliable due to a significant event or otherwise, based on fair value as determined in good faith in accordance with the procedures established by, and under the general supervision of, the Fund's Board of Trustees. The Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. The value of portfolio securities held by the Funds may change on days when shareholders will not be able to purchase or redeem shares.

Pricing of Fund Shares

The net asset value per share (NAV) is determined once each day at the close of regular trading on the New York Stock Exchange, normally at 4 p.m. Eastern time, when both it and the Tokyo Stock Exchange and the Eurex are open. The Fund will not price shares or process orders on any day when either the New York, Tokyo or Eurex is closed. Orders received on such days will be processed at the next day the Fund computes an NAV. As such, you may experience a delay in purchasing or redeeming shares of the Fund. If you wish to exchange into the Fund from another HSBC Fund on a day the New York Stock Exchange is open, but either the Tokyo Stock Exchange or Eurex are closed, the exchange out of the other HSBC Fund will be processed on that day, but shares of the Fund will not be purchased until the day the Fund reopens. If you wish to exchange out of the Fund on a day when the New York Stock Exchange is open but the Tokyo Stock Exchange or Eurex are closed, the exchange will be delayed until the Fund reopens.

The New York Stock Exchange is open every weekday except for the days on which national holidays are observed. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares. The Fund will also be closed on Columbus Day and Veterans Day and on national public holidays of France including New Years Day, Easter Monday, May 1
(Labor Day), May 8, Ascension Day (3rd Thursday of May), Whit Monday, July 14 (Bastille Day), August 15 (Assumption), November 1 (All Saints Day), November 11 (Armistice Day) and Christmas Day.

The Tokyo Stock Exchange is scheduled to be closed on the following weekdays:
2006: January 2, January 3, March 21, May 3-5, July 17, September 12, October 9, November 3 and November 23; 2007: ______.

The Eurex is scheduled to be closed on the following weekdays:
2006: April 8, April 17, May 1, and December 25-6; 2007: January 1, April 6, April 9, May 1, December 25-6.

Your order for the purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund plus any applicable sales charge. For more information about sales charges, see the section on "Distribution Arrangements/Sales Charges."

Fair Value Pricing Policies

The Fund will fair value price its securities when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In addition, the Pricing Committee will review exception priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) on a quarterly basis. In these situations, the Pricing Committee will employ certain Board-approved methodologies to determine a fair value for the securities. Fair valuations will be reviewed by the Board of Trustees on a quarterly basis. Fair value pricing should result in a more accurate determination of the Fund's net asset value price, which should eliminate the potential for stale pricing arbitrage opportunities in the Fund. However, fair value pricing involves the risk that the values used by the Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

A "significant event" is one that occurred prior to the Fund's valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such "significant events" relate to developments in foreign securities that occur after the close of trading in their respective markets. The Fund's accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Pricing Committee.

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Shareholder Information      [GRAPHIC]
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--------------------------------------------------------------------------------
Purchasing and Adding to Your Shares

You may purchase shares of the Fund through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

Orders received by an investment representative that has been authorized to accept orders on the Trust's behalf prior to the time the Fund determines its NAV will be deemed accepted by the Trust the same day and will be executed at that day's closing share price. Each investment representative's agreement with the Trust permits the investment representative to transmit orders received by the investment representative prior to the time the Fund determines its NAV to the Trust after that time and allows those orders to be executed at the closing share price determined on the day the order was received by the investment representative.

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Shareholder Information      [GRAPHIC]
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Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of prospectuses and annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Fund intends to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the prospectuses and shareholder reports, please contact your Financial Advisor or Account Officer at the institution where you have your account.

If you are a client of HSBC Securities (USA) Inc., please send your request to the address below:

HSBC Securities Mutual Funds
452 Fifth Avenue--2nd Floor
New York, New York 10018

If your account is direct with the Fund, please mail your request to the address below:

HSBC Investor Funds
PO Box 182845
Columbus, Ohio 43218-2845

The Fund will begin sending you individual copies thirty days after receiving your request.

If you have any questions regarding the delivery of shareholder documents, please call 1-888-525-5757.

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Shareholder Information      [GRAPHIC]
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                      Purchasing and Adding to Your Shares

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders, travelers' checks and credit card convenience checks are not accepted. Bank starter checks will not be accepted for initial purchases.

The Fund may waive its minimum purchase requirement and the Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

                                                           Minimum      Minimum
                                                           Initial    Subsequent
Account Type                                             Investment   Investment

Class A Shares
Regular (non-retirement)                                 $    1,000    $    100
Retirement (IRA)                                         $      250    $    100
Automatic Investment Plan                                $      250    $     25

--------------------------------------------------------------------------------
Avoid 28% Tax Withholding

The Fund is required to withhold 28% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather it is a way in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.
--------------------------------------------------------------------------------

Instructions for Opening or Adding to an Account
By Regular Mail or By Overnight Service

Initial Investment:

If purchasing through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

1. Carefully read, complete, and sign the account application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2. Make your check payable to "HSBC Investor Funds" and include the name of the Fund on the check.

3.    Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.

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Shareholder Information      [GRAPHIC]
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                        Purchasing and Adding to Your Shares
                        continued

Subsequent Investment:

1. Use the investment slip attached to

your account statement.

Or, if unavailable,

2. Include the following information in writing:

o     Fund name

o     Share class

o     Amount invested

o     Account name

o     Account number

3. Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Electronic Purchases

Your bank must participate in the Automated Clearing House (ACH) and must be a United States Bank. Your bank or broker may charge for this service.

Select the electronic purchase option on your account application or call 1-800-782-8183. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-782-8183 to arrange a transfer from your bank account.

By Wire Transfer

For information on how to request a wire transfer, call 1-800-782-8183.

--------------------------------------------------------------------------------

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.

--------------------------------------------------------------------------------

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Shareholder Information      [GRAPHIC]
--------------------------------------------------------------------------------

                        Purchasing and Adding to Your Shares
                        continued

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Directed Dividend Option

By selecting the appropriate box in the Account Application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in the Fund or reinvested in another HSBC Investor Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time by calling 1-800-782-8183.

--------------------------------------------------------------------------------

Customer Identification Information

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on U.S. Government lists of known or suspected terrorists and terrorist organizations.

As a result, the Fund must obtain the following information for each person that opens a new account:

      o     Name;

      o     Date of birth (for individuals);

      o Residential or business street address (although post office boxes are still permitted for mailing); and

      o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross- referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

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Shareholder Information      [GRAPHIC]
--------------------------------------------------------------------------------

                        Purchasing and Adding to Your Shares
                        continued

Market Timing

In accordance with policies and procedures adopted by the Board of Trustees, the Fund discourages market timing and other excessive trading practices. The Fund is intended primarily for use as a long- term investment vehicle. Frequent short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm Fund performance and result in dilution in the value of Fund shares held by longer-term shareholders.

To deter market timing, the Fund imposes redemption fees on shares sold or exchanged within thirty days of purchase. The redemption fees are in addition to any applicable contingent deferred sales charges. Redemption fees are also not charged on specified types of redemptions that do not indicate market timing strategies, such as redemptions of shares through automatic non-discretionary rebalancing programs or systematic withdrawal plans. Further exceptions and information are found in this prospectus under "Shareholder Information Redemption Fees."

The Fund and the Adviser reserve the right to reject or restrict purchase or exchange requests from any investor and also reserve the right to close any account in which a pattern of excessive trading has been identified.

The Fund cannot guarantee that it will detect every market timer due to the limitations inherent in its technological systems. In addition, although the Fund will attempt to assess the redemption fee on all applicable redemptions, the Fund cannot guarantee that it will succeed in doing so. Although the Fund attempts to collect redemption fees uniformly, certain omnibus accounts or retirement plans may be unable or unwilling to collect the redemption fee from their underlying accounts. The Fund reserves the right to modify its policies and procedures at any time without prior notice as the Fund deems necessary in its sole discretion to be in the best interests of Fund shareholders, or to comply with state or Federal legal requirements.

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Shareholder Information      [GRAPHIC]
--------------------------------------------------------------------------------

                        Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received in proper form by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "Selling Your Shares."

--------------------------------------------------------------------------------

Withdrawing Money from Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

--------------------------------------------------------------------------------

You should note that, although you may redeem your shares at any time, any such redemptions will reduce your Guaranteed Amount to which you are entitled. If you redeem all of your Fund shares prior to the Guarantee Maturity Date, you are not entitled to any claim under the Guarantee.

Instructions for Selling Shares

If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

By Telephone

(unless you have declined telephone sales privileges)

      1. Call 1-800-782-8183 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "Selling Your Shares--Verifying Telephone Redemptions")

By Mail or Overnight Service

(See "Selling Your Shares--Redemptions in Writing Required")

      1. Call 1-800-782-8183 to request redemption forms or write a letter of instruction indicating:

            o     the Fund and account number

            o     amount you wish to redeem

            o     address where your check should be sent

            o     account owner signature

      2.    Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio
            43218-2845.

Wire Transfer

You must select this option on your account application.

Call 1-800-782-8183 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day. Otherwise, it will normally be wired on the second business day after your call.

The Fund may charge a wire transfer fee.

NOTE: Your financial institution may also charge a separate fee.

Electronic Redemptions

Call 1-800-782-8183 to request an electronic redemption. Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank. If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days. Your bank may charge for this service.

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Shareholder Information      [GRAPHIC]
--------------------------------------------------------------------------------

                        Selling Your Shares
                        continued

Redemptions in Writing Required

You must request redemption in writing in the following situations:

1.    Redemptions by Individual Retirement Accounts ("IRAs").

2. Redemption requests requiring a signature guarantee, which include any of the following:

            o Your account address has changed within the last 15 business days;

            o     The check is not being mailed to the address on your account;

            o The check is not being made payable to the owner of the account;

            o The redemption proceeds are being transferred to another Fund account with a different registration; or

            o The redemption proceeds are being wired to bank instructions currently not on your account.

You must obtain a signature guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemptions Within 10 Business Days of Initial or Subsequent Investment

When you have made your initial or subsequent investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 10 business days).

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Shareholder Information      [GRAPHIC]
--------------------------------------------------------------------------------

                        Selling Your Shares
                        continued

Redemption Fee

The Fund will charge a redemption fee of 2.00% of the total redemption amount if you sell or exchange your shares after holding them for less than 30 days subject to certain exceptions and limitations as described below. The redemption fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. This redemption fee is in addition to any contingent deferred sales charges that may be applicable at the time of sale.

The redemption fee will not apply to shares representing the reinvestment of dividends and capital gains distributions. The redemption fee may also not apply on certain types of accounts such as certain omnibus accounts or retirement plans or other accounts to which application of the redemption fee is not technologically feasible. The redemption fee may also not apply to redemptions that do not indicate market timing strategies, such as redemptions of shares through automatic non-discretionary rebalancing programs, systematic withdrawal plans, redemptions requested within 30 days following the death or disability of the shareholder (or, if a trust, its beneficiary), redemptions requested pursuant to minimum required distributions from retirement plans or redemptions initiated by the Fund.

Delay in Payment of Redemption Proceeds

Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

Redemption Proceeds

Redemption proceeds are generally paid in cash, but the Fund reserves the right to pay all or part of any redemption proceeds in kind, that is, in securities with a market value equal to the redemption price. If the Fund makes a payment in securities, the securities will be valued in the same manner as NAV is calculated. The Fund may provide these securities in lieu of cash without prior notice. You would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains you may realize from the sale, or from the sale of securities you receive.

Closing of Small Accounts

If your account falls below $50 due to redemptions, the Fund may ask you to increase your balance. If it is still below $50 after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable Distribution Checks

Any check tendered in payment of a redemption transaction that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder's account at the then-current NAV.

Any check tendered in payment of dividends or other distributions that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder's account at the then-current NAV, and the dividend option may be changed from cash to reinvest. Distributions are reinvested on the ex- date at the NAV determined at the close of business on that date. No interest will accrue on amounts represented by uncashed redemption checks.

Distribution Arrangements/Sales Charges

The following information in this section describes the sales charges and fees you will pay as an investor in the Class A Shares offered by the Fund.

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--------------------------------------------------------------------------------
Shareholder Information      [GRAPHIC]
--------------------------------------------------------------------------------

                        Selling Your Shares
                        continued

--------------------------------------------------------------------------------

                                             Class A Shares
                                        -----------------------
                                        Percentage
                                            of       Percentage
Sales Charge (Load)                      Offering        of
  Amount of Purchase                       Price     Investment
--------------------                       -----     ----------

Less than $50,000                           4.00%           %
$50,000 but less than $100,000                  %           %
$100,000 but less than $250,000                 %           %
$250,000 but less than $500,000                 %           %
$500,000 but less than $1,000,000               %           %
$1,000,000 and over                             %           %
--------------------------------------------------------------------------------
Distribution (12b-1) and Service Fees    Subject to combined annual distribution
                                         and shareholder servicing fees of up to
                                         0.25% annually of the Fund's average
                                         daily net assets attributable to Class
                                         A Shares.

--------------------------------------------------------------------------------
You should note that the sales charge that appears in your trade confirmation may differ slightly from the rate disclosed in the prospectus due to rounding calculations.

As indicated in the above chart, and as discussed further below, you may, under certain circumstances, be entitled to pay reduced sales charges on your purchases of Class A Shares or have those charges waived entirely. To take advantage of these discounts, you or your broker-dealer or financial intermediary must notify the Fund's transfer agent at the time of your purchase order that a discount may apply to your current purchase. You may also be required to provide appropriate documentation to receive these discounts, including:

      (A) Information or records regarding shares of the Fund or other funds held in all accounts (e.g., retirement accounts) of the shareholder at the financial intermediary;

      (B) Information or records regarding shares of the Fund or other funds held in any account of the shareholder at another financial intermediary; and

      (C) Information or records regarding shares of the Fund or other funds held at any financial intermediary by related parties of the shareholder, such as members of the same family or household.

You should note in particular that, if the Fund's transfer agent is properly notified, under the "Right of Accumulation" described below the "Amount of Purchase" in the above chart will be deemed to include all Class A Shares of the Fund that were acquired by purchase or exchange, and that were subject to a sales charge at the time of acquisition, that are held at the time of purchase by you, your spouse and your children under age 21, and/or any Class B or Class C Shares of other HSBC Investor Funds that were so held. This includes, for example, any such Shares held at a broker-dealer or financial intermediary other than the one handling your current purchase. Shares you already own may be aggregated with your current purchase under the Right of Accumulation as described below and in the SAI. For purposes of determining the 'Amount of Purchase,' all such Shares held at the time of purchase will be valued at their current market value.

You should also note that if you provide the Fund's transfer agent a signed written letter of intent to invest a total of at least $50,000 in Class A Shares in one or more of the HSBC Investor Funds within a 13 month period, any investments you make during the 13 months will be treated as though the total quantity were invested in one lump sum and you will receive the discounted sales charge based on your investment commitment. You must, however, inform the transfer agent that the letter of intent is in effect each time shares are purchased. Each purchase will be made at net asset value plus the sales

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


--------------------------------------------------------------------------------
Shareholder Information      [GRAPHIC]
--------------------------------------------------------------------------------


charge applicable at the time of such purchase to a single transaction of the total amount indicated in the letter of intent.

In addition to the information provided in this prospectus and the SAI, information about sales charge discounts is available from your broker or financial intermediary and, free of charge, on the Fund's website at www.investorfunds.ushsbc.com.

Class A Shares
Sales Charge Reductions

Reduced sales charges for Class A shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

      o Letter of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

      o Right of Accumulation. When the value of Class A Shares of any HSBC Investor Funds (including the Fund) that were subject to a sales charge at the time of acquisition, and/or any Class B or Class C Shares of other HSBC Investor Funds that you already own plus the amount you intend to invest in Class A Shares reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. You must, at the time of purchase, give the Transfer Agent or the Distributor sufficient information to permit confirmation of your qualification for the right of accumulation.

      o Combination Privilege. In addition to combining Share classes (to the extent set forth above), you can combine accounts of multiple funds (excluding the HSBC Investor Money Market Funds) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

Class A Shares
Waiver of Sales Charges

The following qualify for waivers of sales charges:

      o Shares purchased by investment representatives through fee-based investment products or accounts.

      o Proceeds from redemptions from any of the HSBC Investor Funds within 60 days after redemption, if you paid a front-end sales charge for those shares.

      o Proceeds from redemptions of Class B Shares of any of the HSBC Investor Funds within 60 days after redemption.

      o Proceeds from redemption of Class A Shares received from the automatic conversion of Class B Shares of any of the HSBC Investor Funds within 60 days after redemption of the Class A Shares.

      o Proceeds from redemptions of Class A Shares of any HSBC Money Market Fund within 60 days after redemption, if you purchased the shares of the HSBC Money Market Fund with the proceeds of Class A Shares of any of the HSBC Investor Funds on which you paid a front-end sales charge or received from the automatic conversion of Class B Shares.

      o Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the investment advisers or their affiliates or invested in any of the funds.

      o Shares purchased for trust or other advisory accounts established with the investment advisers or their affiliates.

      o     Shares purchased by tax-qualified employee benefit plans.

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--------------------------------------------------------------------------------
Shareholder Information      [GRAPHIC]
--------------------------------------------------------------------------------

      o Shares purchased by directors, trustees, employees, and family members of the Investment Advisers and their affiliates and any organization that provides services to the Fund; retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the investment advisers or the Administrator belongs.

Distribution (12b-1) and Shareholder Service Fees

The Fund has adopted a Distribution ("12b-1") plan for Class A Shares. 12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will decrease the return on your investment.

            o Class A Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the Class A Shares of the Fund

      o In addition to the 12b-1 fees, Class A Shares are subject to a shareholder servicing fee of up to 0.25% of the average daily net assets of the respective classes of the Fund.

      o The combination of the 12b-1 fees and shareholder servicing fees will not exceed 0.50% of the average daily net assets for the Class A Shares.

Distribution and Shareholder Servicing Arrangements--Revenue Sharing

The Adviser may, out of its own resources, assist in the marketing of the Fund's shares. Without limiting the foregoing, the Adviser and its affiliates may, out of its own resources, and without cost to the Fund, make payments to selected financial intermediaries for shareholder recordkeeping, processing, accounting and/or other administrative services in connection with the sale or servicing of shares of the Fund. Historically, these payments have generally been structured as a percentage of net assets attributable to the financial intermediary, but may also be structured as a percentage of gross sales, a fixed dollar amount, or a combination of the three. These payments are in addition to 12b-1 fees and sales charges borne by shareholders as well as any payments made by the Distributor. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

Exchanging Your Shares

You can exchange your shares in the Fund for shares of the same class of another HSBC Investor Fund, usually without paying additional sales charges (see "Notes on Exchanges"). No transaction fees are charged for exchanges. You should note, however, that the Fund will charge a redemption fee of 2.00% of the total redemption amount if you sell or exchange your shares after holding them for less than 30 days subject to certain exceptions and limitations. For more information on the redemption fee, see "Selling Your Shares - Redemption Fee."

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--------------------------------------------------------------------------------
Shareholder Information      [GRAPHIC]
--------------------------------------------------------------------------------

You should note that, although you may exchange your shares, any such exchange (similar to a redemption of shares) will reduce your Guaranteed Amount to which you are entitled. If you exchange all of your Fund Shares prior to the Guarantee Maturity Date, you are not entitled to any claim under the Guarantee.

You must meet the minimum investment requirements for the fund into which you are exchanging. Exchanges from the Fund to another are taxable.

Instructions for Exchanging Shares

Exchanges may be made by sending a written request to HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845 or by calling 1-800-782-8183. Please provide the following information:

      o     Your name and telephone number

      o     The exact name on your account and account number

      o     Taxpayer identification number (usually your social security number)

      o     Dollar value or number of shares to be exchanged

      o     The name of the fund from which the exchange is to be made

      o     The name of the fund into which the exchange is being made.

See "Selling Your Shares" for important information about telephone transactions.

To prevent disruption in the management of the Fund, due to market timing strategies, excessive exchange activity may be limited.

Notes on Exchanges

When exchanging from a fund that has no sales charge or a lower sales charge to a fund with a higher sales charge, you will pay the difference.

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

Be sure to read carefully the Prospectus of any fund into which you wish to exchange shares.

                       Dividends, Distributions and Taxes

Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions.
If you do not reinvest your dividends and other distributions, your Guaranteed Amount will decrease. Capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution, which may be taxable.

The following information related to tax matters is meant as a general summary for U.S. taxpayers. Please see the Fund's Statement of Additional Information for more information. Because everyone's tax situation is unique, you should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

      o The Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.

      o Any income the Fund receives and any capital gain that the Fund derives is paid out, less expenses, to its shareholders.

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


--------------------------------------------------------------------------------
Shareholder Information      [GRAPHIC]
--------------------------------------------------------------------------------

      o Dividends on the Fund are paid annually. Capital gains for the Fund are distributed at least annually. Unless a shareholder elects to receive dividends in cash, dividends will be automatically invested in additional shares of the Fund.

      o Dividends and distributions are treated in the same manner for the federal income tax purposes whether you receive them in cash or in additional shares.

      o Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales and from certain qualifying dividends on corporate stock. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer. It is not anticipated that any of the Fund's distributions will be treated as qualifying dividends.

      o Dividends attributable to interest will be taxed at the ordinary income tax rate applicable to the taxpayer. If the Fund designates a dividend as a capital gain distribution (e.g., when the Fund has a gain from the sale of an asset the Fund held for more than one year), you will pay tax on that dividend at the long-term capital gains tax rate, no matter how long you have held your Fund shares. Distributions of short-term capital gain (e.g., when the Fund has a gain from the sale of an asset it held for one year or less) are taxable at ordinary income tax rates.

      o The Fund is expected to make distributions derived from income on fixed-income securities and any gains from its investments in derivatives. Such distributions will be taxed as ordinary income to the extent that they are derived from net investment income and net short-term capital gains. Shareholders may receive taxable distributions from income on fixed-income securities even the Fund has capital losses on its investments in derivatives. Dividends and distributions made by the Fund will be taxed to taxable shareholder even if such amounts are reinvested in additional shares (which would be required in order to avoid a decrease in the aggregate Guarantee for such shareholder).


      o Dividends are taxable in the year in which they are paid or deemed paid, even if they appear on your account statement the following year. If the Fund declares a dividend in October, November or December of a year and distributes the dividend in January of the next year, you may be taxed as if you received it in the year declared rather than the year received.

      o There may be tax consequences to you if you dispose of your shares in the Fund, for example, through redemption, exchange or sale. The amount of any gain or loss and the rate of tax will depend mainly upon how much you pay for the shares, how much you sell them for, and how long you held them.

      o Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale or exchange of shares of the Fund may be disallowed under "wash sale" rules to the extent the shares disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.

      o You will be notified in January each year about the federal tax status of distributions made by the Fund. The notice will tell you which dividends must be treated as taxable ordinary income and which (if any) are long-term capital gain. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

      o As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

      o Foreign shareholders may be subject to special withholding requirements.

If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends or capital gains until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account. For example, there is a penalty on certain pre-retirement distributions from retirement accounts.

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--------------------------------------------------------------------------------
Shareholder Information      [GRAPHIC]
--------------------------------------------------------------------------------


Taxes in Relation to the Guarantee. Should it be necessary for _____ to make a payment to the Fund, this payment will likely be considered a capital gain to the Fund. Such gain would have to be distributed except to the extent that it may be offset by any allowable capital loss.

For more information about the Fund, the following documents are available free upon request:

Annual/Semiannual Reports:

The Fund's annual and semi-annual reports to shareholders will contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and legally considered a part of this prospectus.

You can get free copies of the Fund's annual and semi-annual reports and the SAI, prospectuses of other funds in the HSBC Investor Family of Funds, or request other information and discuss your questions about the Fund, by contacting a broker or bank that sells the Fund or by contacting the Fund at:

                    HSBC Investor Funds
                    P.O. Box 182845
                    Columbus, Ohio 43218-2845
                    Telephone: 1-800-782-8183
--------------------------------------------------------------------------------

You can review the Fund's annual and semi-annual reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

o For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090.

o     Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-4782.

HSB-PU-RTL [      ]

                       STATEMENT OF ADDITIONAL INFORMATION

                               HSBC INVESTOR FUNDS
                               -------------------
                  HSBC Investor Principal Guaranteed Fund 2011

                                P.O. Box 182845

                            Columbus, Ohio 43218-2845

General and Account Information -                      (800) 782-8183 (Toll Free)
-----------------------------------------------------------------------------------------------------------
HSBC Investments (USA) Inc.                            BISYS Fund Services Ohio, Inc.
Investment Adviser and Administrator of the Fund       Sub-Administrator of the Fund
("HSBC" or "Adviser" and "Administrator")              ("BISYS" or "Sub-Administrator")
                                                       BISYS Fund Services Limited Partnership
                                                       ("Distributor" or "BISYS LP")
Sinopia Asset Management, Sub-Adviser to the HSBC
Investor Principal Guaranteed Fund 2011
("Sinopia")

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS ONLY AUTHORIZED FOR DISTRIBUTION WHEN PRECEDED OR ACCOMPANIED BY THE PROSPECTUS FOR THE FUND DATED __________________, 2006 (the "Prospectus"). This Statement of Additional Information ("SAI") contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The Prospectus and SAI may be obtained without charge by writing or calling the HSBC Investor Funds (the "Trust") at the address and telephone number printed above.

References in this SAI to the "Prospectus" are to the Prospectus dated __________________, 2006 of the HSBC Investor Funds by which shares of the Fund are being offered. Unless the context otherwise requires, terms defined in the Prospectus have the same meaning in this SAI as in the Prospectus.

__________________, 2006

TABLE OF CONTENTS

                                                                              Page No.
                                                                              --------
GENERAL INFORMATION ........................................................       5

   HSBC Investor Funds .....................................................       5
   Ivestment Objective, Policies and Restrictions ..........................       5
   HSBC Investor Principal Guaranteed Fund 2011 ............................       5

INVESTMENT TECHNIQUES ......................................................       6

   American Depository Receipts ............................................       6
   Banking Industry and Savings and Loan Industry Obligations ..............       7
   Cash Sweep Program ......................................................       7
   Derivatives .............................................................       7
   Equity Securities .......................................................       8
   Eurodollar and Yankee Bank Obligations ..................................       8
   Fixed-Income Securities .................................................       8
   Floating and Variable Rate Obligations ..................................       9
   Foreign Currency Exchange - Related Securities ..........................      10
   Foreign Securities ......................................................      11
   Forward Foreign Currency Contracts and Options on Foreign Currencies ....      11
   Futures Contracts .......................................................      12
   Illiquid Investments, Rule 14A Securities, and Section 4(2) Securities ..      14
   Investment Company Securities ...........................................      15
   Lending of Portfolio Securities .........................................      15
   Money Market Securities .................................................      15
   Options and Futures .....................................................      16
   Other Depository Receipts (CDRS, EDRS, GDRS) ............................      20
   Repurchase Agreements ...................................................      20
   Short-Term Trading ......................................................      21
   Sovereign and Supranational Debt Obligations ............................      21
   Swaps, Caps, Floors and Collars .........................................      21
   U.S. Government Securities ..............................................      22
   Warrants ................................................................      22
   Zero-Coupon Obligations .................................................      23

PORTFOLIO TURNOVER .........................................................      23

THE GUARANTEE ..............................................................      23

PORTFOLIO TRANSACTIONS .....................................................      25

PORTFOLIO HOLDINGS .........................................................      27

INVESTMENT RESTRICTIONS ....................................................      28

   Percentage and Rating Restrictions ......................................      29
   Performance Information .................................................      29

MANAGEMENT OF THE TRUST ....................................................      32

   Trustees and Officers ...................................................      32
   Board of Trustees .......................................................      34
   TRUST ...................................................................      35
   Trustee and Officer Compensation ........................................      36
   Proxy Voting ............................................................      37

INVESTMENT ADVISORY AND OTHER SERVICES .....................................      37

   Investment Adviser ......................................................      37
   Sub-Adviser .............................................................      38
   Portfolio Managers ......................................................      39
   Distribution Plan - Class A Shares Only .................................      42
   The Distributor .........................................................      42
   Administrative Services Plan ............................................      42
   Administrator and Sub-Administrator .....................................      43
   Transfer Agent ..........................................................      43
   Custodian ...............................................................      43
   Fund Accounting Agent ...................................................      44
   Shareholder Servicing Agents ............................................      44
   Federal Banking Law .....................................................      44
   Expenses ................................................................      45

DETERMINATION OF NET ASSET VALUE ...........................................      45

PURCHASE OF SHARES .........................................................      47

   Exchange Privilege ......................................................      47
   Through a Shareholder Servicing Agent or a Securities Broker ............      48

SALES CHARGES ..............................................................      49

   Class A Shares ..........................................................      49
   Sales Charge Waivers ....................................................      49
   Concurrent Purchases ....................................................      49
   Letter of Intent ........................................................      50
   Right of Accumulation ...................................................      50

REDEMPTION OF SHARES .......................................................      50

   Redemption Fee ..........................................................      51
   Redemption of Shares Purchased Directly Through the Distributor .........      51

FINANCIAL GUARANTEE AGREEMENT ..............................................      52

RETIREMENT PLANS ...........................................................      52

   Individual Retirement Accounts ..........................................      52
   Defined Contribution Plans ..............................................      52
   Section 457 Plan, 401(K) Plan, 403(B) Plan ..............................      52

DIVIDENDS AND DISTRIBUTIONS ................................................      53

DESCRIPTION OF SHARES, VOTING RIGHTS, AND LIABILITIES ......................      53

TAXATION ...................................................................      54

   Tax Status of the Fund ..................................................      54
   Distributions in General ................................................      55
   Dispositions ............................................................      56
   Backup WithHolding ......................................................      56
   Other Taxation ..........................................................      56
   Fund Investments ........................................................      56
   Special Tax Considerations ..............................................      58

OTHER INFORMATION ..........................................................      58

   Capitalization ..........................................................      58
   Independent Registered Public Accounting Firm ...........................      58
   Counsel .................................................................      59
   Code of Ethics ..........................................................      59
   Registration Statement ..................................................      59
   Financial Statements ....................................................      59
   Shareholder Inquiries ...................................................      59
   General and Account Information: (800) 782-8183 (Toll/Free) .............      59
   APPENDIX A: DESCRIPTION OF SECURITIES RATINGS ...........................     A-1
   APPENDIX B: DESCRIPTION OF MUNICIPAL OBLIGATIONS ........................     B-1
   APPENDIX C: HSBC INVESTOR FUNDS, HSBC ADVISOR FUNDS TRUST AND HSBC
   INVESTOR PORTFOLIOS PROXY VOTING POLICY .................................     C-1
   APPENDIX D: HSBC ASSET INVESTMENTS (USA) INC., PROXY POLICY .............     D-1
   APPENDIX E: SINOPIA PROXY POLICY ........................................     E-1

                               GENERAL INFORMATION

HSBC INVESTOR FUNDS

      The HSBC Investor Principal Guaranteed Fund 2011 ("Principal Guaranteed Fund 2011" or "Fund") is a series of HSBC Investor Funds (the "Investor Trust"), an open-end, management investment company that currently consists of multiple series, each of which has its own distinct investment objectives and policies. The Fund is "diversified," within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act").

      The Fund is described in this Statement of Additional Information ("SAI"). The Investor Trust also includes other funds that are covered in separate Statements of Additional Information. The Fund has not commenced operations as of the date hereof.

      The fund offers one class of shares: Class A.

      See "Description Of Shares, Voting Rights, And Liabilities - Investor Trust," and "Other Information - Capitalization" for more information about the Investor Trust.

      Until November 30, 2006, shares of the Fund will be continuously offered for sale by the Distributor at the applicable public offering price (i) directly to the public, (ii) to customers of a financial institution, such as a federal or state-chartered bank, trust company or savings and loan association that has entered into a shareholder servicing agreement with the Trust (collectively, "Shareholder Servicing Agents"), and (iii) to customers of a securities broker that has entered into a dealer agreement with the Distributor. See "Purchase of Shares" and "Sales Charges."

INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

      There can be no assurance that the investment objectives of the Fund will be achieved. Except where otherwise indicated, the investment objective of the Fund and related policies and activities are not fundamental and may be changed by the Board of Trustees of the Trust without the approval of Fund shareholders. If there is a change, shareholders should consider whether the Fund remains an appropriate investment in light of their then-current financial position and needs.

      The Fund has adopted certain fundamental and non-fundamental investment restrictions. Fundamental investment restrictions may not be changed without approval by holders of a "majority of the outstanding shares" of the Fund, which, as used in this SAI, means the vote of the lesser of (i) 67% or more of the outstanding "voting securities" of the Fund present at a meeting, if the holders of more than 50% of the outstanding "voting securities" of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding "voting securities" of the Fund. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act. See "Investment Restrictions."

      The following descriptions are provided with respect to the Fund as indicated in the headings below. For purposes of these descriptions:

      "Investment grade" debt securities are those debt securities that are rated by one or more nationally recognized statistical rating organizations ("NRSROs") within one of the four highest long-term quality grades at the time of purchase (e.g., AAA, AA, A or BBB by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch") or Aaa, Aa, A or Baa by Moody's Investors Service ("Moody's"), or in the case of unrated securities, determined by the Adviser to be of comparable quality.

HSBC INVESTOR PRINCIPAL GUARANTEED FUND 2011

The Fund seeks to achieve its investment objective by investing a portion of its assets in index futures on the primary international equity markets (including U.S.), and investing the remaining assets of the Fund in fixed income securities (including Treasury bills, notes and bonds, zero coupon securities and interest rate swaps), as necessary to preserve the principal amount of the Fund at the inception of the Guarantee Period.

THE FINANCIAL GUARANTEE AGREEMENT

As described under "The Guarantee" below, the Fund offers a capital guarantee upon maturity. The Fund's guarantee is backed by an unconditional and irrevocable financial guarantee insurance policy issued by _________________. The terms of the Financial Guarantee Agreement with _____ prescribe certain investment parameters within which the Fund must be managed during the Guarantee Period in order to preserve the benefit of the Financial
Guarantee Agreement. As such, the Agreement could limit the Sub-Adviser's ability to alter the allocation of fixed income and equity exposures in response to changing market conditions. If the Sub-Adviser fails to comply with the agreed-upon investment parameters or otherwise fails to comply with certain requirements set forth in the Agreement, _____ may exercise its rights to instruct the Sub-Adviser to allocate the Fund's assets entirely to fixed income securities or deliver to the Fund's custodian instructions requiring the custodian to immediately allocate of the funds assets to fixed income securities. If _____ were to exercise this right, the Fund's ability to participate in upward equity market movements could be eliminated.

                              INVESTMENT TECHNIQUES

While the Fund invest primarily in equity index futures contracts and fixed income securities such as Treasury bills, notes and bonds, zero coupon bonds and interest rate swaps, it may also, in accordance with its investment objectives and policies (as described in the Prospectus and above in this SAI) employs a number of investment techniques. Each type of security and technique involves certain risks. The following is an alphabetical list of the investment techniques used by the Fund and the main risks associated with those techniques.

AMERICAN DEPOSITORY RECEIPTS

The Fund may invest in ADRs. ADRs are certificates issued by a U.S. depository (usually a bank) and represent a specified quantity of shares of an underlying non-U.S. stock on deposit with a custodian bank as collateral. ADRs may be sponsored or unsponsored. A sponsored ADR is issued by a depository which has an exclusive relationship with the issuer of the underlying security. An unsponsored ADR may be issued by any number of U.S. depositories. Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The depository of an unsponsored ADR, on the other hand, is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. The Fund may invest in either type of ADR.

Although the U.S. investor holds a substitute receipt of ownership rather than direct stock certificates, the use of the depository receipts in the United States can reduce costs and delays as well as potential currency exchange and other difficulties. The Fund may purchase securities in local markets and direct delivery of these ordinary shares to the local depository of an ADR agent bank in the foreign country. Simultaneously, the ADR agents create a certificate which settles at the Fund's custodian in five days. The Fund may also execute trades on the U.S. markets using existing ADRs. A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the United States as a domestic issuer. Accordingly the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer of the underlying security. ADRs may also be subject to exchange rate risks if the underlying foreign securities are denominated in foreign currency.

BANKING INDUSTRY AND SAVINGS AND LOAN INDUSTRY OBLIGATIONS

As a temporary defensive measure, the Fund may invest in certificates of deposit, time deposits, bankers' acceptances, and other short-term debt obligations issued by commercial banks and savings and loan associations ("S&Ls"). Certificates of deposit are receipts from a bank or S&L for funds deposited for a specified period of time at a specified rate of return. Time deposits in banks or S&Ls are generally similar to certificates of deposit but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The Fund may not invest in time deposits maturing in more than seven days. The Fund will limit its investment in time deposits maturing from two business days through seven calendar days to 15% of their total assets.

The Fund will not invest in any obligation of a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation (the "FDIC"), (ii) in the case of U.S. banks, it is a member of the FDIC and (iii) in the case of foreign branches of U.S. banks, the security is deemed by the Adviser to be of an investment quality comparable with other debt securities which may be purchased by the Fund.

The Fund may also invest in obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars) and U.S. branches of foreign banks (Yankee dollars) as a temporary defensive measure. Euro and Yankee dollar investments will involve some of the same risks as investing in foreign securities, as described below.

CASH SWEEP PROGRAM

Pursuant to the terms and conditions of an SEC exemptive order, the Fund may participate in a cash sweep program (the "Cash Sweep Program".) In the Cash Sweep Program, the Fund's uninvested cash balances and cash collateral from a securities lending program are used to purchase shares of the HSBC Investor Money Market Fund, Class I. (The Cash Sweep Program is also available for use in connection with the investment of cash collateral from a securities lending program, but is not currently used for these purposes.) The Cash Sweep Program reduces exposure to the risk of counterparty default on repurchase agreements and the market risk associated with direct purchases of short-term obligations, while providing ready liquidity and increased diversity of holdings. Class I Shares of the Money Market Fund sold to and redeemed from the Fund will not be subject to a sales load, redemption fee, distribution fee or service fee. If Money Market Fund Class I shares sold to or redeemed from the Fund are subject to any such distribution or service fee, the Adviser will waive its advisory fee for the Fund in an amount that offsets the amount of such distribution and/or service fees incurred by the Fund. The amount invested in the Money Market Fund may not exceed 25% of the Fund's total assets. For purposes of this limitation, the Fund will be treated separately. More detailed information about the Money Market Fund may be found in its current Prospectus and the separate Statement of Additional Information that includes the various HSBC Investor money market funds.

DERIVATIVES

The Fund may invest in various instruments that are commonly known as derivatives. Generally, a derivative is a financial arrangement the value of which is based on, or "derived" from, a traditional security, asset, or market index. Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There is a range of risks associated with those uses, including the possibility of a total loss of the amount invested. Futures and options are commonly used for traditional hedging purposes to attempt to protect the Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. The Fund may use derivatives for hedging purposes or cash management purposes, as a substitute for investing directly in securities. The Fund (as reflected in the Prospectus or in other sections of this SAI) may use derivatives to enhance return when the Adviser (or Sub-Adviser) believes the investment will assist the Fund in achieving its investment objectives.

EQUITY SECURITIES

The Fund may invest in equity securities including common stock, preferred stock, warrants or rights to subscribe to common stock and, in general, any security that is convertible into or exchangeable for common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Rights represent a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is offered to the public. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities in which the Fund invest will cause the net asset value of the Fund to fluctuate.

Investments in small companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of small companies are often traded over-the-counter, and may not be traded in volumes typical of securities traded on a national securities exchange. Consequently, the securities of small companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

EURODOLLAR AND YANKEE BANK OBLIGATIONS

The Fund may invest in Eurodollar bank obligations and Yankee bank obligations. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks. Eurodollar and Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent Yankee bank) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from freely flowing across its borders. Other risks include: adverse political and economic developments, the extent and quality of government regulation of financial markets and institutions, the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issuers.

FIXED-INCOME SECURITIES

The Fund may invest in fixed income securities. To the extent the Fund invests in fixed income securities, the net asset value of the Fund may change as prevailing interest rates fluctuate. When interest rates decline, the value of fixed income securities can be expected to rise. Conversely, when interest rates rise, the value of fixed income securities can be expected to decline. The Fund's investments in fixed income securities with longer terms to maturity or greater duration are subject to greater volatility than shorter-term obligations.

After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. However, the Adviser will consider such event in its determination of whether the Fund should continue to hold the security. A security which has had its rating downgraded or revoked may be subject to greater risk to principal and income, and often involve greater volatility of price, than securities in the higher rating categories. Such securities are also subject to greater credit risks (including, without limitation, the possibility of default by or bankruptcy of the issuers of such securities) than securities in higher rating categories.

Investment in obligations of foreign issuers may present a greater degree of risk than investment in domestic securities because of less publicly available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. See "Foreign Securities," below.

FLOATING AND VARIABLE RATE OBLIGATIONS

Certain obligations that the Fund may purchase may have a floating or variable rate of interest, i.e., the rate of interest varies with changes in specified market rates or indices, such as the prime rates, and at specified intervals. Certain floating or variable rate obligations that may be purchased by the Fund may carry a demand feature that would permit the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. The demand features of certain floating or variable rate obligations may permit the holder to tender the obligations to foreign banks, in which case the ability to receive payment under the demand feature will be subject to certain risks, as described under "Foreign Securities," below.

Variable or floating rate demand notes may be issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity over one year but carry with them the right of the holder to put the securities to a remarketing agent or other entity at designated time intervals and on specified notice. The obligation of the issuer of the put to repurchase the securities may be backed by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest. Generally, the remarketing agent will adjust the interest rate every seven days (or-at other specified intervals) in order to maintain the interest rate at the prevailing rate for securities with a seven-day or other designated maturity. The Fund's investments in demand instruments which provide that the Fund will not receive the principal note amount within seven days' notice, in combination with the Fund's other investments which are not readily marketable, will be limited to an aggregate total of 15% of the Fund's net assets.

The Fund may also buy variable rate master demand notes. The terms of the obligations permit the Fund to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. These instruments permit weekly and, in some instances, daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount and the borrower may repay up to the full amount of the note without penalty. The notes may or may not be backed by bank letters of credit. Because the notes are direct lending arrangements between the Fund and the borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and, thus, immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. In connection with any such purchase and on an ongoing basis, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes make demand simultaneously. While master demand notes, as such, are not typically rated by credit rating agencies, the Fund may, under its minimum rating standards, invest in them only if, at the time of an investment, the issuer meets the criteria for the relevant Fund's investment in money market instruments.

Investments in floating or variable rate securities may involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates on Treasury bonds or bills or the prime rate at a major commercial bank, and that a bondholder can demand payment of the obligations on short notice at par plus accrued interest. While there is usually no established secondary market for issues of this type of security, the dealer that sells an issue of such securities frequently also offers to repurchase such securities at any time, at a repurchase price which varies and may be more or less than the amount the bondholder paid for them.

Because of the variable rate nature of the instruments, during periods when prevailing interest rates decline, the Fund's yield will decline and its shareholders will forgo the opportunity for capital appreciation. On the other hand, during periods when prevailing interest rates increase, the Fund's yield will increase and its shareholders will have reduced risk of capital depreciation. In certain cases, the interest rate index on which an instrument's yield is based may not rise and fall to the same extent or as quickly as the general market for municipal obligations. These instruments are considered derivatives and the value of such instruments may be more volatile than other floating rate municipal obligations.

The maturity of floating or variable rate obligations (including participation interests therein) is deemed to be the longer of (i) the notice period required before the Fund is entitled to receive payment of the obligation upon demand, or
(ii) the period remaining until the obligation's next interest rate adjustment. If not redeemed for the Fund through the demand feature, an obligation matures on a specified date which may range up to 30 years from the date of issuance.

FOREIGN CURRENCY EXCHANGE - RELATED SECURITIES

The Fund may invest in foreign currency exchange related securities.

Foreign Currency Warrants. Foreign currency warrants such as Currency Exchange Warrants (SM) ("CEWs"(SM)) are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the Euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required to either sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (i.e., the difference between the current market value and the exercise value of the warrants) and, in the case the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants. Warrants are generally unaccrued obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (the "OCC"). Unlike foreign currency options issued by the OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to complex political or economic factors.

Principal Exchange Rate Linked Securities. Principal exchange rate linked securities ("PERLs"(SM)) are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on "standard" PERLS is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; "reverse" PERLS are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). PERLS may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Performance Indexed Paper. Performance indexed paper ("PIPs"(SM)) is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on PIPs is established at maturity as a function of the spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

FOREIGN SECURITIES

The Fund may invest in foreign securities. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, other taxes imposed by the foreign country on the Fund's earnings, assets, or transactions, limitation on the removal of cash or other assets of the Fund, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Changes in foreign exchange rates will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. These and other currencies in which the Fund's assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Furthermore, dividends and interest payments from foreign securities may be withheld at the source. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements, and transaction costs of foreign currency conversions. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries.

FORWARD FOREIGN CURRENCY CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES

The Fund may enter into forward foreign currency contracts and options on foreign currencies. Forward foreign currency exchange contracts ("forward contracts") are intended to minimize the risk of loss to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. The Fund may not enter into such contracts for speculative purposes. The Fund has no specific limitation on the percentage of assets that may be committed to forward contracts, subject to the Fund's stated investment objective and policies, except that the Fund will not enter into a forward contract if the amount of assets set aside to cover the contract would impede portfolio management. By entering into transactions in forward contracts, however, the Fund may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for non-hedging purposes, the Fund may sustain losses which will reduce its gross income. Forward contracts are traded over-the-counter and not on organized commodities or securities exchanges. As a result, such contracts operate in a manner distinct from exchange-traded instruments and their use involves certain risks beyond those associated with transactions in futures contracts or options traded on exchanges.

A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. A forward contract may be used, for example, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security.

The Fund has established procedures consistent with statements by the SEC and its staff regarding the use of forward contracts by registered investment companies, which require the use of segregated assets or "cover" in connection with the purchase and sale of such contracts. In those instances in which the Fund satisfies this requirement through segregation of assets, it will maintain, in a segregated account, cash, cash equivalents or high grade debt securities, which will be marked to market on a daily basis, in an amount equal to the value of its commitments under forward contracts.

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


The Fund may also purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired.

The Fund may also combine forward contracts with investments in securities denominated in other currencies in order to achieve desired credit and currency exposures. Such combinations are generally referred to as synthetic securities. For example, in lieu of purchasing a foreign bond, the Fund may purchase a U.S. dollar-denominated security and at the same time enter into a forward contract to exchange U.S. dollars for the contract's underlying currency at a future date. By matching the amount of U.S. dollars to be exchanged with the anticipated value of the U.S. dollar-denominated security, the Fund may be able to lock in the foreign currency value of the security and adopt a synthetic investment position reflecting the credit quality of the U.S. dollar-denominated security.

There is a risk in adopting a synthetic investment position to the extent that the value of a security denominated in U.S. dollars or other foreign currency is not exactly matched with the Fund's obligation under the forward contract. On the date of maturity the Fund may be exposed to some risk of loss from fluctuations in that currency. Although the Adviser will attempt to hold such mismatching to a minimum, there can be no assurance that the Adviser will be able to do so. When the Fund enters into a forward contract for purposes of creating a synthetic security, it will generally be required to hold high-grade, liquid securities or cash in a segregated account with a daily value at least equal to its obligation under the forward contract.

Transactions in forward contracts entered into for hedging purposes will include forward purchases or sales of foreign currencies for the purpose of protecting the dollar value of securities denominated in a foreign currency or protecting the dollar equivalent of interest or dividends to be paid on such securities. By entering into such transactions, however, the Fund may be required to forego the benefits of advantageous changes in exchange rates. The Fund that may use derivatives to enhance their returns may enter into transactions in forward contracts for other than hedging purposes, which presents greater profit potential but also involves increased risk of losses which will reduce its gross income. For example, if the Adviser believes that the value of a particular foreign currency will increase or decrease relative to the value of the U.S. dollar, the Fund may purchase or sell such currency, respectively, through a forward contract. If the expected changes in the value of the currency occur, the Fund will realize profits which will increase its gross income. Where exchange rates do not move in the direction or to the extent anticipated, however, the Fund may sustain losses which will reduce its gross income. Such transactions, therefore, could be considered speculative.

FUTURES CONTRACTS

The Fund may invest in equity index futures contracts. The Fund uses such contracts to generate equity market exposure. By buying and rolling these contracts, the Fund can participate in equity market returns (gains or losses) that are roughly comparable to allocating a portion of portfolio assets directly to shares of stock comprising an index. By holding futures contracts rather than shares of stock, the Fund seeks to generate diversified equity exposure that can be rebalanced daily without incurring excessive trading costs and related expenses.

The contracts generally provide a high degree of liquidity and a low level of counterparty performance and settlement risk. While the Fund's use of equity index futures contracts can amplify gains, it can also amplify losses. A loss can be substantially more money than the initial margin posted by the Fund pursuant to the contract. Additionally, there is no assurance of market liquidity and there may be times when the Fund may not be able to close a future investment position at the time it wants to.

The Fund may also enter into transactions in futures contracts to protect itself from fluctuations in interest rates but without the risks and transaction costs of buying or selling long-term debt securities. For example, if the Fund owns long-term bonds, and interest rates were expected to increase, the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the long-term bonds owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the Fund's futures contracts would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. When the Fund is not fully invested, and a decline in interest rates is anticipated, which would increase the cost of fixed income securities which the Fund intends to acquire, the Fund may purchase futures contract. In the event that the projected decline in interest rates occurs, the increased cost to the Fund of the securities acquired should be offset, in whole or in part, by gains on the futures contracts. As portfolio securities are purchased, the Fund will close out its futures contracts by entering into offsetting transactions on the contract market on which the initial purchase was effected. In a substantial majority of these transactions, the Fund will purchase fixed income securities upon termination of the long futures positions, but under unusual market conditions, a long futures position may be terminated without a corresponding purchase of securities.

While futures contracts based on debt securities do provide for the delivery and acceptance of securities, such deliveries and acceptances are very seldom made. Generally, a futures contract is terminated by entering into an offsetting transaction. The Fund will incur brokerage fees when it purchases and sells futures contracts. At the time a purchase or sale is made, cash or securities must be provided as an initial deposit known as "margin." The initial deposit required will vary, but may be as low as 2% or less of a contract's face value. Daily thereafter, the futures contract is valued through a process known as "marking to market," and the Fund may receive or be required to pay additional "variation margin" as the futures contract becomes more or less valuable. At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate than the specific security that provides the standard for the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was entered into.

When it is expected that interest rates may decline, futures contracts may be purchased to attempt to hedge against anticipated purchases of long-term bonds at higher prices. Since the fluctuations in the value of futures contracts should be similar to that of long-term bonds, the Fund may be protected, in whole or in part, against the increased cost of acquiring bonds resulting from a decline in interest rates. Similar results could be accomplished by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows action in anticipation of such an interest rate decline without having to sell the Fund's portfolio securities. To the extent futures contracts are entered into for this purpose, the assets in the segregated asset accounts maintained on behalf of the Fund will consist of cash, cash equivalents or high quality debt securities from the portfolio of the Fund in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial deposit and variation margin payments made for the Fund with respect to such futures contracts.

The ability to hedge effectively all or a portion of the Fund's portfolio through transactions in futures contracts depends on the degree to which movements in the value of the fixed income securities or index underlying such contracts correlate with movements in the value of securities held in the Fund's portfolio. If the security, or the securities comprising the index, underlying a futures contract is different than the portfolio securities being hedged, they may not move to the same extent or in the same direction. In that event, the hedging strategy might not be successful and the Fund could sustain losses on the hedging transactions which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the index or security underlying a futures contract and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the portfolio securities. In such instances, the Fund's overall return could be less than if the hedging transactions had not been undertaken.

The trading of futures contracts on an index of fixed income securities entails the additional risk of imperfect correlation between movements in the futures price and the value of the underlying index. The anticipated spread between the prices may be distorted due to differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the futures market. The risk of imperfect correlation, however, generally tends to diminish as the maturity date of the futures contract approaches.

The Fund would purchase or sell futures contracts only if, in the judgment of the Adviser, there is expected to be a sufficient degree of correlation between movements in the value of such instruments and changes in the value of the relevant portion of the Fund's portfolio for the hedge to be effective. There can be no assurance that the Adviser's judgment will be accurate.

The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. This could require the Fund to post additional cash or cash equivalents as the value of the position fluctuates. Further, rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, there is the potential that the liquidity of the futures market may be lacking. Prior to expiration, a futures contract may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the contract market on which the futures contract was originally entered into. While the Fund will establish a futures position only if there appears to be a liquid secondary market therefore, there can be no assurance that such a market will exist for any particular futures contract at any specific time. In that event, it may not be possible to close out a position held for the Fund, which could require the Fund to purchase or sell the instrument underlying the futures contract, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out futures positions also could have an adverse impact on the Fund's ability to effectively hedge its portfolio.

The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by the exchanges, which limit the amount of fluctuation in the price of a futures contract during a single trading day and prohibit trading beyond such limits once they have been reached. The trading of futures contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of the brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Investments in futures contracts also entail the risk that if the Adviser's investment judgment about the general direction of interest rates is incorrect, the Fund's overall performance may be poorer than if the Fund had not entered into any such contract. For example, if the Fund has been hedged against the possibility of an increase in interest rates which would adversely affect the price of bonds held in the Fund's portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its bonds which are hedged because there will be offsetting losses in the Fund's futures positions. In addition, in such situations, if the Fund has insufficient cash, bonds may have to be sold from the Fund's portfolio to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so. Such sale of bonds may be, but will not necessarily be, at increased prices which reflect the rising market.

Each contract market on which futures contracts are traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others. The Adviser does not believe that these trading and position limits will have an adverse impact on the hedging strategies regarding the Fund's portfolio.

Pursuant to claims for exemption filed with the CFTC and/or the National Futures Association on behalf of the Fund and the Adviser, the Fund and the Adviser are not deemed to be a "commodity pool" or a "commodity pool operator" under the Commodity Exchange Act and are not subject to registration or regulation as such under the Commodity Exchange Act. By virtue of changes to the CFTC regulations, the substantive limitations set forth in the Trust' exemption filing with respect to its use of futures contracts are no longer applicable.

When a futures contract is purchased, an amount of cash or cash equivalents will be deposited in a segregated account with the Fund's custodian bank so that the amount so segregated, plus the initial and variation margin held in the account of its broker, will at all times equal the value of the futures contract, thereby insuring that the use of such futures is unleveraged.

The ability to engage in the hedging transactions described herein may be limited by the current federal income tax requirement that less than 30% of the Fund's gross income be derived from the sale or other disposition of stock or securities held for less than three months.

ILLIQUID INVESTMENTS, RULE 14A SECURITIES, AND SECTION 4(2) SECURITIES

The Fund may invest up to 15% of its net assets in securities that are illiquid by virtue of the absence of a readily available market, or because of legal or contractual restrictions on resale. This policy does not limit the acquisition of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 or commercial paper issued pursuant to Section 4(2) under the Securities Act of 1933 that are determined to be liquid in accordance with guidelines established by the Trust's Board of Trustees. There may be delays in selling these securities and sales may be made at less favorable prices.

The Adviser may determine that a particular Rule 144A security is liquid and thus not subject to the Fund's limits on investment in illiquid securities, pursuant to guidelines adopted by the Board of Trustees. Factors that the Adviser must consider in determining whether a particular Rule 144A security is liquid include the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of other potential purchasers, dealer undertakings to make a market in the security, and the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Investing in Rule 144A securities could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutions might become, for a time, uninterested in purchasing these securities.

INVESTMENT COMPANY SECURITIES

The Fund may invest in securities issued by other investment companies. Such securities will be acquired by the Fund within the limits prescribed by the 1940 Act, which generally include a prohibition against the Fund investing more than 10% of the value of its total assets in such securities. Investors should recognize that the purchase of securities of other investment companies results in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such companies including operating costs, and investment advisory and administrative services fees. The Fund may not invest more than 5% of its total assets in the securities of any one investment company.

The Trust may, in the future, seek to achieve the investment objective of the Fund by investing all of its assets in a no-load, open-end management investment company having the same investment objective and policies and substantially the same investment restrictions as those applicable to the Fund. In such event, the investment advisory contract for the Fund would be terminated and the administrative services fees paid by the Fund would be reduced. Such investment would be made only if the Trustees of the Trust believe that the aggregate per share expenses of the Fund and such other investment company will be less than or approximately equal to the expenses which the Fund would incur if the Trust was to continue to retain the services of an investment adviser for the Fund and the assets of the Fund were to continue to be invested directly in portfolio securities.

LENDING OF PORTFOLIO SECURITIES

Except as noted below, the Fund may lend portfolio securities in an amount up to 33 1/3% of total Fund assets. Loans of portfolio securities may be made to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. Loans of portfolio securities earn income for the Fund and are collateralized by cash, cash equivalent or U.S. government securities. The Fund might experience a loss if the financial institution defaults on the loan. The borrower at the initiation of the loan must deposit with the Fund cash or cash equivalent collateral or provide to the Fund an irrevocable letter of credit equal in value to at least 102% of the value of loaned domestic securities and 105% of the value of loaned foreign securities, and then must continue to make deposits as necessary to maintain collateral of at least 100% of the value of the loaned securities on a daily basis. Although voting rights of the loaned securities may pass to the borrower, if a material event affecting the investment in the loaned securities is to occur, the Fund must terminate the loan and vote the securities. Alternatively, the Fund may enter into an arrangement that ensures that it can vote the proxy even while the borrower continues to hold the securities. During the time portfolio securities are on loan, the borrower pays the lending Fund any interest or distributions paid on such securities. The Fund may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. Loans are subject to termination at the option of the Fund or the borrower at any time. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

MONEY MARKET SECURITIES

The Fund's investments in money market instruments will consist of (i) short-term obligations of the U.S. Government, its agencies and instrumentalities; (ii) other short-term debt securities rated A or higher by Moody's or S&P or, if unrated, of comparable quality in the opinion of the Adviser; (iii) commercial paper, including master demand notes; (iv) bank obligations, including certificates of deposit, bankers' acceptances and time deposits: and (v) repurchase agreements. Securities issued or guaranteed as to principal and interest by the U.S. Government include a variety of Treasury securities, which differ in their interest rates, maturities and dates of issue. Securities issued or guaranteed by agencies or instrumentalities of the U.S. Government may or may not be supported by the full faith and credit of the United States or by the right of the issuer to borrow from the Treasury.

Considerations of liquidity and preservation of capital mean that the Fund may not necessarily invest in money market instruments paying the highest available yield at a particular time.

OPTIONS AND FUTURES

The Fund may invest in options and futures contracts to the extent set forth in the prospectus and this SAI. The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase the return of the Fund. While the use of these instruments by the Fund may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If the Adviser applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower the Fund's return. Certain strategies limit the potential of the Fund to realize gains as well as limit their exposure to losses. The Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures contract or a futures option position.

Options on Securities. A "call option" is a contract sold for a price (the "premium") giving its holder the right to buy a specific number of shares of stock at a specific price prior to a specified date. A "covered call option" is a call option issued on securities already owned by the writer of the call option for delivery to the holder upon the exercise of the option. The Fund may write options for the purpose of attempting to increase its return and for hedging purposes. In particular, if the Fund writes an option which expires unexercised or is closed out by the Fund at a profit, the Fund retains the premium paid for the option less related transaction costs, which increases its gross income and offsets in part the reduced value of the portfolio security in connection with which the option is written, or the increased cost of portfolio securities to be acquired. In contrast, however, if the price of the security underlying the option moves adversely to the Fund's position, the option may be exercised and the Fund will then be required to purchase or sell the security at a disadvantageous price, which might only partially be offset by the amount of the premium.

The Fund may write options in connection with buy-and-write transactions; that is, the Fund may purchase a security and then write a call option against that security. The exercise price of the call option the Fund determines to write depends upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written.

The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. Put options may be used by the Fund in the same market environments in which call options are used in equivalent buy-and-write transactions.

The Fund may also write combinations of put and call options on the same security, a practice known as a "straddle." By writing a straddle, the Fund undertakes a simultaneous obligation to sell or purchase the same security in the event that one of the options is exercised. If the price of the security subsequently rises sufficiently above the exercise price to cover the amount of the premium and transaction costs, the call will likely be exercised and the Fund will be required to sell the underlying security at a below market price. This loss may be offset, however, in whole or in part, by the premiums received on the writing of the two options. Conversely, if the price of the security declines by a sufficient amount, the put will likely be exercised. The writing of straddles will likely be effective, therefore, only where the price of a security remains stable and neither the call nor the put is exercised. In an instance where one of the options is exercised, the loss on the purchase or sale of the underlying security may exceed the amount of the premiums received.

By writing a call option on a portfolio security, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price above its then current market value, resulting in a loss unless the security subsequently appreciates in value. The writing of options will not be undertaken by the Fund solely for hedging purposes, and may involve certain risks which are not present in the case of hedging transactions. Moreover, even where options are written for hedging purposes, such transactions will constitute only a partial hedge against declines in the value of portfolio securities or against increases in the value of securities to be acquired, up to the amount of the premium.

A Fund may also purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund's portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The Fund will purchase call options to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. If such an increase occurs, the call option will permit the Fund to purchase the securities underlying such option at the exercise price or to close out the option at a profit. The premium paid for a call or put option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.

The staff of the SEC has taken the position that purchased over-the-counter options and certain assets used to cover written over-the-counter options are illiquid and, therefore, together with other illiquid securities, cannot exceed a certain percentage of the Fund's assets (the "SEC illiquidity ceiling"). The Adviser intends to limit the Fund's writing of over-the-counter options in accordance with the following procedure. Except as provided below, the Fund intend to write over-the-counter options only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York. Also, the contracts the Fund has in place with such primary dealers will provide that the Fund has the absolute right to repurchase an option it writes at any time at a price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula in the contract. Although the specific formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by the Fund for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount that the option is in-the-money). The formula may also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written out-of-the-money. The Fund will treat all or a portion of the formula as illiquid for purposes of the SEC illiquidity ceiling imposed by the SEC staff. The Fund may also write over-the-counter options with non-primary dealers, including foreign dealers, and will treat the assets used to cover these options as illiquid for purposes of such SEC illiquidity ceiling.

Options on Securities Indices. The Fund may cover call options on securities indices by owning securities whose price changes, in the opinion of the Adviser, are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in its portfolio. Where the Fund covers a call option on a securities index through ownership of securities, such securities may not match the composition of the index and, in that event, the Fund will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. The Fund may also cover call options on securities indices by holding a call on the same index and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash or cash equivalents in a segregated account with its custodian. The Fund may cover put options on securities indices by maintaining cash or cash equivalents with a value equal to the exercise price in a segregated account with its custodian, or else by holding a put on the same security and in the same principal amount as the put written where the exercise price of the put held (a) is equal to or greater than the exercise price of the put written or (b) is less than the exercise price of the put written if the difference is maintained by the Fund in cash or cash equivalents in a segregated account with its custodian. Put and call options on securities indices may also be covered in such other manner as may be in accordance with the rules of the exchange on which, or the counterparty with which, the option is traded and applicable laws and regulations.

The Fund will receive a premium from writing a put or call option on a securities index, which increases the Fund's gross income in the event the option expires unexercised or is closed out at a profit. If the value of an index on which the Fund has written a call option falls or remains the same, the Fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the securities it owns. If the value of the index rises, however, the Fund will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the Fund's investment. By writing a put option, the Fund assumes the risk of a decline in the index. To the extent that the price changes of securities owned by the Fund correlate with changes in the value of the index, writing covered put options on indices will increase the Fund's losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

The Fund may also purchase put options on securities indices to hedge its investments against a decline in value. By purchasing a put option on a stock index, the Fund will seek to offset a decline in the value of securities it owns through appreciation of the put option. If the value of the Fund's investments does not decline as anticipated, or if the value of the option does not increase, the Fund's loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will largely depend on the accuracy of the correlation between the changes in value of the index and the changes in value of the Fund's security holdings.

The purchase of call options on securities indices may be used by the Fund to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Fund holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options for this purpose, the Fund will also bear the risk of losing all or a portion of the premium paid if the value of the index does not rise. The purchase of call options on securities indices when the Fund is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility similar to those involved in purchasing calls on securities the Fund owns.

Risk Factors:

Imperfect Correlation of Hedging Instruments with the Fund's Portfolio. The ability of the Fund to effectively hedge all or a portion of its portfolio through transactions in options, futures contracts, and forward contracts will depend on the degree to which price movements in the underlying instruments correlate with price movements in the relevant portion of the Fund's portfolio. If the values of portfolio securities being hedged do not move in the same amount or direction as the instruments underlying options, futures contracts or forward contracts traded, the Fund's hedging strategy may not be successful and the Fund could sustain losses on its hedging strategy which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the instrument underlying an option, future contract or forward contract traded and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the portfolio securities. In such instances, the Fund's overall return could be less than if the hedging transaction had not been undertaken. In the case of futures and options based on an index of securities or individual fixed income securities, the portfolio will not duplicate the components of the index, and in the case of futures contracts and options on fixed income securities, the portfolio securities which are being hedged may not be the same type of obligation underlying such contracts. As a result, the correlation probably will not be exact. Consequently, the Fund bears the risk that the price of the portfolio securities being hedged will not move in the same amount or direction as the underlying index or obligation. In addition, where the Fund enters into forward contracts as a "cross hedge" (i.e., the purchase or sale of a forward contract on one currency to hedge against risk of loss arising from changes in value of a second currency), the Fund incurs the risk of imperfect correlation between changes in the values of the two currencies, which could result in losses.

The correlation between prices of securities and prices of options, futures contracts or forward contracts may be distorted due to differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the option, futures contract and forward contract markets. Due to the possibility of distortion, a correct forecast of general interest rate trends by the Sub-Adviser may still not result in a successful transaction. The trading of options on futures contracts also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option. The risk of imperfect correlation, however, generally tends to diminish as the maturity or termination date of the option, futures contract or forward contract approaches.

The trading of options, futures contracts and forward contracts also entails the risk that, if the Adviser's judgment as to the general direction of interest or exchange rates is incorrect, the Fund's overall performance may be poorer than if it had not entered into any such contract. For example, if the Fund has hedged against the possibility of an increase in interest rates, and rates instead decline, the Fund will lose part or all of the benefit of the increased value of the securities being hedged, and may be required to meet ongoing daily variation margin payments.

It should be noted that the Fund may purchase and write options not only for hedging purposes, cash management, or to simulate investments in otherwise permissible securities, but also for the purpose of attempting to increase its return. As a result, the Fund will incur the risk that losses on such transactions will not be offset by corresponding increases in the value of portfolio securities or decreases in the cost of securities to be acquired.

Potential Lack of a Liquid Secondary Market. Prior to exercise or expiration, a position in an exchange-traded option, futures contract or option on a futures contract can only be terminated by entering into a closing purchase or sale transaction, which requires a secondary market for such instruments on the exchange on which the initial transaction was entered into. If no such market exists, it may not be possible to close out a position, and the Fund could be required to purchase or sell the underlying instrument or meet ongoing variation margin requirements. The inability to close out option or futures positions also could have an adverse effect on the Fund's ability effectively to hedge its portfolio.

The liquidity of a secondary market in an option or futures contract may be adversely affected by "daily price fluctuation limits," established by the exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day and prohibit trading beyond such limits once they have been reached. Such limits could prevent the Fund from liquidating open positions, which could render its hedging strategy unsuccessful and result in trading losses. The exchanges on which options and futures contracts are traded have also established a number of limitations governing the maximum number of positions which may be traded by a trader, whether acting alone or in concert with others. Further, the purchase and sale of exchange-traded options and futures contracts is subject to the risk of trading halts, suspensions, exchange or clearing corporation equipment failures, government intervention, insolvency of a brokerage firm, intervening broker or clearing corporation or other disruptions of normal trading activity, which could make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Options on Futures Contracts. In order to profit from the purchase of an option on a futures contract, it may be necessary to exercise the option and liquidate the underlying futures contract, subject to all of the risks of futures trading. The writer of an option on a futures contract is subject to the risks of futures trading, including the requirement of initial and variation margin deposits.

Additional Risks of Transactions Related to Foreign Currencies and Transactions Not Conducted on the United States Exchanges. The available information on which the Fund will make trading decisions concerning transactions related to foreign currencies or foreign securities may not be as complete as the comparable data on which the Fund makes investment and trading decisions in connection with other transactions. Moreover, because the foreign currency market is a global, 24-hour market, and the markets for foreign securities as well as markets in foreign countries may be operating during non-business hours in the United States, events could occur in such markets which would not be reflected until the following day, thereby rendering it more difficult for the Fund to respond in a timely manner

In addition, over-the-counter transactions can only be entered into with a financial institution willing to take the opposite side, as principal, of the Fund's position, unless the institution acts as broker and is able to find another counterparty willing to enter into the transaction with the Fund. This could make it difficult or impossible to enter into a desired transaction or liquidate open positions, and could therefore result in trading losses. Further, over-the-counter transactions are not subject to the performance guarantee of an exchange clearing house and the Fund will therefore be subject to the risk of default by, or the bankruptcy of, a financial institution or other counterparty.

Transactions on exchanges located in foreign countries may not be conducted in the same manner as those entered into on United States exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. As a result, many of the risks of over-the-counter trading may be present in connection with such transactions. Moreover, the SEC or the Commodities Futures Trading Commission ("CFTC") has jurisdiction over the trading in the United States of many types of over-the-counter and foreign instruments, and such agencies could adopt regulations or interpretations which would make it difficult or impossible for the Fund to enter into the trading strategies identified herein or to liquidate existing positions.

As a result of its investments in foreign securities, the Fund may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in foreign currencies. The Fund may also be required to receive delivery of the foreign currencies underlying options on foreign currencies or forward contracts it has entered into. This could occur, for example, if an option written by the Fund is exercised or the Fund is unable to close out a forward contract it has entered into. In addition, the Fund may elect to take delivery of such currencies. Under such circumstances, the Fund may promptly convert the foreign currencies into dollars at the then current exchange rate. Alternatively, the Fund may hold such currencies for an indefinite period of time if the Sub-Adviser believes that the exchange rate at the time of delivery is unfavorable or if, for any other reason, the Sub-Adviser anticipates favorable movements in such rates.

While the holding of currencies will permit the Fund to take advantage of favorable movements in the applicable exchange rate, it also exposes the Fund to risk of loss if such rates move in a direction adverse to the Fund's position. Such losses could also adversely affect the Fund's hedging strategies. Certain tax requirements may limit the extent to which the Fund will be able to hold currencies.

Pursuant to a claim for exemption filed with the CFTC and/or the National Futures Association on behalf of the Fund and the Adviser, the Fund and the Adviser are not deemed to be a "commodity pool" or "commodity pool operator" under the Commodity Exchange Act and are not subject to registration or regulation as such under the Commodity Exchange Act. By virtue of changes to CFTC regulations, the substantive limitations set forth in the Fund' exemption filing with respect to its use of futures contracts are no longer applicable.

When the Fund purchases a futures contract, an amount of cash and cash equivalents will be deposited in a segregated account with the Fund's custodian so that the amount so segregated will at all times equal the value of the futures contract, thereby insuring that the leveraging effect of such futures is minimized.

OTHER DEPOSITORY RECEIPTS (CDRS, EDRS, GDRS)

The Fund may invest in depository receipts. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. GDRs are issued globally and evidence a similar ownership arrangements. Generally, ADRs in registered form are designed for use in the United States securities markets and EDRs and CDRs in bearer form are designed for use in Europe and GDRs are designed for trading in non-U.S. securities markets. The Fund may invest in EDRs, CDRs and GDRs through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to holders of such receipts in respect of the deposited securities.

There are certain risks associated with investments in unsponsored depositary programs. Because the non-U.S. company does not actively participate in the creation of the depositary program, the underlying agreement for service and payment will be between the depositary and the shareholder. The company issuing the stock underlying the depositary receipts pays nothing to establish the unsponsored facility, as fees for depositary receipt issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment. In an unsponsored depositary program, there also may be several depositaries with no defined legal obligations to the non-U.S. company. The duplicate depositaries may lead to marketplace confusion because there would be no central source of information to buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports.

In addition, with respect to all depositary receipts, there is always the risk of loss due to currency fluctuations.

REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements collateralized by U.S. Government securities, certificates of deposit and certain bankers' acceptances. Repurchase agreements are transactions by which a portfolio or fund purchases a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase). The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. While repurchase agreements involve certain risks not associated with direct investments in the underlying securities, the Fund will follow procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized banks and registered broker-dealers having creditworthiness determined by the Adviser to be substantially equivalent to that of issuers of debt securities rated investment grade. In addition, the Fund's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement, and that the Fund's custodian will take possession of such collateral. In the event of a default or bankruptcy by the seller, the Fund will seek to liquidate such collateral. The Adviser will continually monitor the value of the underlying securities to ensure that their value always equals or exceeds the repurchase price plus accrued interest. However, the exercise of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. Repurchase agreements are considered to be loans by an investment company under the 1940 Act. It is the current policy of the Fund not to enter into repurchase agreements exceeding in the aggregate 15% of the market value of the respective Fund's total assets.

The use of repurchase agreements involves certain risks. For example, if the seller of the agreements defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of the Fund and therefore subject to sale by the trustee in bankruptcy. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. While the management of the Trust acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

SHORT-TERM TRADING

The Fund may engage in short-term trading. Although the Fund will not make a practice of short-term trading, purchases and sales of securities will be made whenever necessary or desirable in the management's view to achieve the investment objective of the Fund. A change in the securities held by the Fund is known as "portfolio turnover." Management does not expect that in pursuing the Fund's investment objective unusual portfolio turnover will be required and intends to keep turnover to a minimum consistent with the Fund's investment objective. The trading costs and tax affects associated with portfolio turnover may adversely affect the Fund's performance. The management believes unsettled market economic conditions during certain periods require greater portfolio turnover in pursuing the Fund's investment objectives than would otherwise be the case. A higher incidence of portfolio turnover will result in greater transaction costs to the Fund.

SOVEREIGN AND SUPRANATIONAL DEBT OBLIGATIONS

The Fund may invest in sovereign and supranational debt obligations. Debt instruments issued or guaranteed by foreign governments, agencies, and supranational ("sovereign debt obligations"), especially sovereign debt obligations of developing countries, may involve a high degree of risk, and may be in default or present the risk of default. The issuer of the obligation or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

SWAPS, CAPS, FLOORS AND COLLARS

The Fund may enter into swap contracts and other similar instruments in accordance with its policies. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term specified index includes currencies, fixed interest rates, prices and total return on interest rate indices, fixed-income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, the Fund may agree to swap the return generated by a fixed-income index for the return generated by a second fixed-income index. The currency swaps in which the Fund may enter will generally involve an agreement to pay interest streams calculated by reference to interest income linked to a specified index in one currency in exchange for a specified index in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

The swaps in which the Fund may engage also include rate caps, floors and collars under which one party pays a single or periodic fixed amount(s) (or premium) and the other party pays periodic amounts based on the movement of a specified index.

The Fund will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two returns. The Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. Government securities, or other liquid securities, to avoid any potential leveraging. The Fund will not enter into any swap agreement unless the unsecured commercial paper, senior debt or the claims-paying ability of the counterparty is rated AA or A-1 or better by S&P or Aa or P-1 or better by Moody's, rated comparably by another NRSRO or determined by the Adviser to be of comparable quality.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the other party to an interest rate swap defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. In contrast, currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used.

U.S. GOVERNMENT SECURITIES

The Fund may invest in U.S. Government Securities to the extent set forth in the prospectus and this SAI. U.S. Government securities include bills, notes, and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. Government.

Some U.S. Government securities are supported by the direct full faith and credit pledge of the U.S. Government; others are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as securities issued by the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agencies' obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. Government will provide financial support to an instrumentality it sponsors when it is not obligated by law to do so.

WARRANTS

A warrant is an instrument issued by a corporation that gives the holder the right to subscribe to a specific amount of the corporation's capital stock at a set price for a specified period of time. Warrants do not represent ownership of the securities, but only the right to buy the securities. The prices of warrants do not necessarily move parallel to the prices of underlying securities. Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of a corporation issuing them. Once a warrant expires, it has no value in the market. Warrant positions will not be used to increase the leverage of the Fund. Consequently, warrant positions are generally accompanied by cash positions equivalent to the required exercise amount.

ZERO-COUPON OBLIGATIONS

The Fund may invest in zero coupon obligations, which are fixed-income securities that do not make regular interest payments. Instead, zero coupon obligations are sold at substantial discounts from their face value. The Fund will accrue income on these investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund's distribution obligations, in which case the Fund will forego the purchase of additional income-producing assets with these funds. The difference between a zero coupon obligation's issue or purchase price and its face value represents the imputed interest an investor will earn if the obligation is held until maturity. Zero coupon obligations may offer investors the opportunity to earn higher yields than those available on ordinary interest-paying obligations of similar credit quality and maturity. However, zero coupon obligation prices may also exhibit greater price volatility than ordinary fixed-income securities because of the manner in which their principal and interest are returned to the investor.

                               PORTFOLIO TURNOVER

      For the purposes of this section, the term "Adviser" also includes the Sub-Adviser for the Fund.

      The Adviser manages the Fund generally without regard to restrictions on portfolio turnover, except those imposed by provisions of the federal tax laws regarding short-term trading. In general, the Fund will not trade for short-term profits, but when circumstances warrant, investments may be sold without regard to the length of time held. The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain, and maintain the availability of, execution at the most favorable prices and in the most effective manner possible. The Adviser engages in portfolio trading for the Fund if it believes a transaction net of costs (including custodian charges) will help achieve the investment objective of the Fund. In managing the Fund's portfolio, the Adviser seeks to take advantage of market developments, yield disparities and variations in the creditworthiness of issuers. Expenses to the Fund, including brokerage commissions, and the realization of capital gains which are taxable to the Fund's shareholders tend to increase as the portfolio turnover increases.

      If the Fund has a high portfolio turnover rate (e.g. 100% or more), transaction costs incurred by the Fund and the realized capital gains and losses may be greater than those of the Fund with a lesser portfolio turnover rate. See "Portfolio Transactions" and "Tax Matters" below.

                                  THE GUARANTEE

      The Fund offers a capital guarantee upon maturity. The Guarantee Period runs from December 1, 2006 to November 30, 2011. The Guarantee Maturity Date is November 30, 2011.

      The Fund guarantees that on the Guarantee Maturity Date, each shareholder who automatically reinvests all dividends and distributions made by the Fund and does not redeem any shares during the Guarantee Period will be entitled to redeem his or her shares for an amount equal to the greater of:

            (i) 104% of the value of that shareholder's account as of the close of business on November 30, 2006 (the business day before the Guarantee Period begins), reduced to reflect certain expenses, if any, not covered by the expense limitation agreement with the Fund's Adviser, and

            (ii) 85% of the highest net asset value of that shareholder's account during the Guarantee Period up to a cap of two times the value of the account as of the close of business on November 30, 2006 (the business day before the Guarantee Period begins), reduced to reflect certain expenses, if any, not covered by the expense limitation agreement with the Fund's Adviser.

      Guaranteed Amount Example: Assume you invested $10,000 in Class A shares when the NAV was $10.00 per share. After deducting your sales load of 4.00%, $9,600 will be invested in Class A shares and you will have 960 shares in your account.

      Assume further that on November 30, 2006 (the business day before the Guarantee Period begins), the NAV for Class A shares has increased to $10.02 per share due to appreciation of the Fund during the Offering Period. Your Guaranteed Amount is based on the NAV determined on the evening of November 30, 2006. To calculate your full guarantee multiply the shares you own on November 30, 2006 by the NAV per share for your class of shares on November 30, 2006 and then multiply that amount by 104%. Using our example:

               Shares owned November 30, 2006                960

               NAV per share November 30, 2006        $    10.01
                                                      ==========

                                                      $ 9,609.60

               Guaranteed Amount: $9,609.60 x 104% = $ 9,993.98

      Because the Fund offers the greater of two calculations as the Guaranteed Amount, you would then need to determine 85% of your highest net asset value during the Guarantee Period. Assume the highest NAV of your account during the Guarantee Period was $11.05. 85% of 11.05 is $9.39. Next, as above, the number of shares owned on November 30, 2006 would be multiplied by $9.39 for a total of $9,014.40. The higher of these two calculations is your actual Guaranteed Amount -- $9,993.98. If, in contrast, the highest NAV was $13.00, the actual Guaranteed Amount would be $10,608.00 (85% x $13.00 x 960).

      Depending on the NAV per share on November 30, 2006, the amount of the Guarantee an investor may receive may be greater than the investor's initial investment. Using the example above, assume further that rather than a $10.01 NAV per share on November 30, 2006, the Fund's NAV was $10.12 but that the highest NAV of the shareholder's account during the Guarantee Period remained $11.05. The Guaranteed Amount an investor would receive would be $10,103.80 ($10.12 x 960 x 104%).

      Additionally, depending on the performance of the Fund throughout the Guarantee Period and the cap on the 85% component to the guarantee calculation of two times the value of the shareholder's account on November 30, 2006, a shareholder's full guarantee may not equal the Fund's highest NAV. Assume again that the NAV per share on November 30, 2006 is $10.01 so that the Guaranteed Amount is $9,993.98 as shown at the top of this page. Then assume that the highest NAV for the Fund during the Guarantee Period was $27.00. 85% of $27.00 is $22.95. Shares owned of 960 on November 30, 2006 multiplied against $22.95 is $22,032. While the higher of these two calculations is $22,032 this would not be the Guaranteed Amount. The Guaranteed Amount would be $19,219.20 due to the cap on the 85% portion of the guarantee calculation. (Two times the value of a shareholder's account on November 30, 2006 would be $19,219.20 ($10.01 x 960 x
2).

      As long as you reinvest all your dividends and distributions and make no withdrawals prior to the Guarantee Maturity Date, your Guaranteed Amount will not change during the Guarantee Period, except that it will be reduced if the Fund incurs certain expenses. For example, certain expenses that are not covered by the Expense Limitation Agreement with the Adviser, such as extraordinary expenses, are treated the same way as cash dividends and thus reduce the Guaranteed Amount. Certain investment-related expenses, such as brokerage commissions, are not covered by the Expense Limitation Agreement, but will not reduce the Guaranteed Amount.

      Redemptions of shares during the Guarantee Period will decrease the Guaranteed Amount to which a shareholder is entitled. If a shareholder redeems shares in the Fund, or she will then hold fewer shares at the then-current Guarantee per Share, thereby reducing the Guaranteed Amount for the shareholder. The Guarantee per Share will equal the greater of 104% the NAV per Share on November 30, 2006 (the business day before the beginning of the Guarantee Period) or 85% of the highest NAV of the shareholder's account during the Guarantee Period, and thereafter will be adjusted downward to reflect any dividends and distributions made by the Fund. This adjustment also will reflect certain expenses paid by the Fund, as described above. The formula for determining the Guarantee per Share, with respect to any class of shares, may be expressed as follows:

                                                x
Guarantee per Share =                 ---------------------
                                           (1 + D/NAV)

Where: X = the Guarantee per Share for such class of shares on the business day immediately preceding the business day on which the Guarantee per Share is calculated.

               D = the amount of any distribution per share (or allocation of expenses per share) for such class of shares effective since the business day immediately preceding the business day that the Guarantee per Share is calculated

               NAV = the NAV for such class of shares at the close of business on the day the distribution per share (or allocation of expenses per share) was effective

      Redemptions made from the Fund prior to the Guarantee Maturity Date will be made at the then-current NAV, which may be higher or lower than the NAV at the inception of the Guarantee Period.

      The Guarantee per Share declines as dividends and distributions are made. If a shareholder automatically reinvests dividends and distribution in the Fund, he or she will hold a greater number of shares at a reduced Guarantee per Share following payment of a dividend or distribution. The result would be to preserve the Guaranteed Amount the shareholder was entitled to before the dividend or distribution was made. If, however, a shareholder elects to receive dividends or distributions in cash, that shareholder will hold the same number of shares at the reduced Guarantee per Share following payment of a dividend or distribution. This will reduce the Guaranteed Amount that the shareholder was entitled to before the dividend or distribution was made.

Dividends/Distributions Reinvested Example: Assume you reinvest all dividends and distributions. The number of Fund shares you own will increase each time a dividend is declared but your Guaranteed Amount will not change. Using the above example, assume it is January 30, 2007 and the Fund declares a dividend of $0.25 per share. To re-calculate your Guarantee per Share:


      1. The dividend will equal the per share dividend multiplied by the number of shares owned by you the day before the dividend is declared. Multiply 960 shares owned by $0.25 per share to arrive at $240.00.

      2. Next, determine the number of shares to be added to your account once the dividend is reinvested. The additional shares equal the value of the dividend divided by the ending NAV per share on the day the dividend was declared (assume the NAV that day was $11.00) - so 240.00 divided by $11.00 equals 2.18 additional shares. Your new share amount is 21.82.

      3. To determine the new Guarantee per share, take the original Guaranteed Amount and divide by the new share balance. $9,993.98 divided by
962.82 is $10.18. Your Guaranteed Amount still equals $9,993.98.

      Dividends/Distributions Received in Cash Example: If, however, you decided to take your dividend in cash you would receive $24.00 and your number of shares would remain at 960. Your new Guaranteed Amount would equal the new Guarantee per Share of $10.18 multiplied by 960 or $9,772.8. Your Guaranteed Amount has gone down by $221.18.

      If you take a dividend or distribution in cash, or redeem fund shares, prior to the Guarantee Maturity Date, the reduction in your Guaranteed Amount may be more or less than the cash you receive.

      The Fund's Guarantee is backed by an unconditional, irrevocable financial
guarantee insurance policy issued by                                          .
Pursuant to a Financial Guarantee Agreement with the Fund, there are certain limitations on the manner in which the Fund may be managed during the Guarantee Period. The Fund also has agreed to be bound by various covenants. If the Fund breaches these covenants or if the Fund is not managed in accordance with the limitations in the Financial Guarantee Agreement, the Fund's assets could be allocated to fixed income securities for the remainder of the Guarantee Period.

      The Fund's Guarantee is payable solely out of the assets of the Fund.

                             PORTFOLIO TRANSACTIONS

      For the purposes of this section, the term "Adviser" also includes the Sub-Adviser for the Fund.

      The Adviser is primarily responsible for portfolio decisions and the placing of portfolio transactions. The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities for the Fund. Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of the Fund's shareholders rather than by any formula. In placing orders for the Fund, the primary consideration is prompt execution of orders in an effective manner at the most favorable price, although the Fund does not necessarily pay the lowest spread or commission available. Other factors taken into consideration are the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities. To the extent consistent with applicable legal requirements, the Adviser may place orders for the purchase and sale of investments for the Fund with a broker-dealer affiliate of the Adviser.

      The Adviser may, in circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer which has provided statistical or other research services to the Adviser. By allocating transactions in this manner, the Adviser is able to supplement its research and analysis with the views and information of securities firms. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Adviser in advising various of its clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The management fee paid from the Fund is not reduced because the Adviser and its affiliates receive such services.

      Generally, fixed income securities and money market securities are traded on a net basis and do not involve brokerage commissions. Under the 1940 Act, persons affiliated with HSBC Bank USA, the Adviser, the Fund or BISYS Fund Services are prohibited from dealing with the Fund as a principal in the purchase and sale of securities except in accordance with regulations adopted by the SEC. The Fund may purchase municipal obligations from underwriting syndicates of which the Distributor or other affiliate is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act. Under the 1940 Act, persons affiliated with the Adviser, the Fund or BISYS Fund Services may act as a broker for the Fund. In order for such persons to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by such persons must be reasonable and fair compared to the commissions, fees or other remunerations paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliate to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction. The Trustees of the Trust regularly review any commissions paid by the Fund to affiliated brokers. The Fund will not do business with nor pay commissions to affiliates of the Adviser in any portfolio transactions where they act as principal.

      As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Adviser may cause the Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the Act) to the Adviser an amount of commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction, provided the Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or its respective overall responsibilities to the Fund or to its other clients. Not all of such services are useful or of value in advising the Fund.

      The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto, such as clearance and settlement. Although commissions paid on every transaction will, in the judgment of the Adviser, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those which another broker might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Fund and the Adviser's other clients in part for providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto, such as clearance and settlement. The SEC has published proposed interpretative guidance that would tighten existing standards concerning the types of expenses that qualify for the
Section 28(e) safe harbor and set forth certain steps that investment advisers would need to take in order to ensure such qualification.

      Broker-dealers may be willing to furnish statistical, research and other factual information or services ("Research") to the Adviser for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold through such broker-dealers, but at present, unless otherwise directed by the Fund, a commission higher than one charged elsewhere will not be paid to such a firm solely because it provided such Research.

      Investment decisions for the Fund and for the other investment advisory clients of the Adviser are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought for certain clients even though it could have been sold for other clients at the same time, and a particular security may be sold for certain clients even though it could have been bought for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. In some instances, one client may sell a particular security to another client. Two or more clients may simultaneously purchase or sell the same security, in which event each day's transactions in that security are, insofar as practicable, averaged as to price and allocated between such clients in a manner which in the Adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. In addition, when purchases or sales of the same security for the Fund and for other clients of the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantage available to large denomination purchases or sales. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients in terms of the price paid or received or of the size of the position obtainable. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In other cases, however, the Adviser believes that the Fund's ability to participate in volume transactions will produce better executions for the Fund.

      The Board of Trustees has adopted a policy to ensure compliance with Rule 12b-1(h) under the 1940 Act in the selection of broker-dealers to execute portfolio transactions for the Fund. Generally, Rule 12b-1(h) prohibits the Fund from compensating a broker-dealer for promotion or sale of Fund shares by directing to the broker-dealer securities transactions or remuneration received or to be received from such portfolio securities transactions.

      If the Fund invests primarily in fixed-income securities, it is anticipated that most purchases and sales will be with the issuer or with underwriters of or dealers in those securities, acting as principal. Accordingly, the Fund would not ordinarily pay significant brokerage commissions with respect to their securities transactions.

      In the United States and in some other countries debt securities are traded principally in the over-the-counter market on a net basis through dealers acting for their own account and not as brokers. In other countries both debt and equity securities are traded on exchanges at fixed commission rates. The cost of securities purchased from underwriters includes an underwriter's commission or concession, and the prices at which securities are purchased and sold from and to dealers include a dealer's mark-up or mark-down. The Adviser normally seeks to deal directly with the primary market makers or on major exchanges unless, in its opinion, better prices are available elsewhere. Subject to the requirement of seeking execution at the best available price, securities may, as authorized by each Advisory Agreement, be bought from or sold to dealers who have furnished statistical, research and other information or services to the Adviser. At present no arrangements for the recapture of commission payments are in effect.

                               PORTFOLIO HOLDINGS

      The Boards of Trustees of the Trust has adopted policies and procedures for the Trust relating to disclosure of the Trust's portfolio securities (the "Policy"). The Policy is designed to ensure disclosure of holdings information where necessary to the Trust's operation or useful to the Trust's shareholders without compromising the integrity or performance of the Trust.

      Pursuant to applicable law, the Trust is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter. The Trust discloses a complete schedule of investments in each Semi-Annual Report and Annual Report to Shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are distributed to shareholders. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to shareholders, but are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov.

      These reports are also available, free of charge, on the Trust's website at www.investorfunds.us.hsbc.com. The Trust's website also provides information about the Fund's top 10 holdings, sector holdings and other characteristics data as of the end of the most recent calendar quarter. This information on the website is provided with a lag of at least 60 days and is available until updated as of the next fiscal quarter. The information on the Trust's website is publicly available to all categories of persons.

      The Trust or the Adviser may share non-public holdings information of the Trust sooner than 60 days of the end of each fiscal quarter with the Adviser and other service providers to the Trust (including the Trust's custodian - HSBC in the case of domestic assets, Investors Bank & Trust with respect to the international securities; the Trust's administrator, BISYS; and pricing services such as FT Interactive). In addition, the Trust may share non-public holdings information with mutual fund ranking and rating services, including Standard & Poor's Corporation, Morningstar ("Morningstar"), Lipper Analytical Services ("Lipper"), and Bloomberg L.P. (Bloomberg"). These service providers and other entities owe contractual, fiduciary, or other legal duties of confidentiality to the Trust or the Adviser that foster reasonable expectations that holdings information will not be misused. The Trust's Officers may authorize disclosure of the Trust's holdings portfolio information to service providers where such service provider needs information to fulfill its duties.

      The Trust may also disclose information about portfolio holdings to mutual fund evaluation services that agree not to disclose the information to third parties and that enter into a Confidentiality Agreement. Such Confidentiality Agreement provides, among other things, that non-public portfolio holdings information will be kept confidential and that such information will be used solely for the purpose of analysis and evaluation of the portfolio. Disclosures may be made to other third parties under a Confidentiality Agreement satisfactory to fund counsel and the Chief Compliance Officer ("CCO"). The Confidentiality Agreement prohibits anyone in possession of non-public holdings information from purchasing or selling securities based on such information, or from disclosing such information to other persons, except for those who are actually engaged in, and need to know, such information to perform services for the portfolio.

      Currently, the Trust has arrangements to provide additional disclosure of holdings information to the following evaluation services: Lipper, Morningstar, and Bloomberg.

      No compensation or other consideration is paid to or received by any party in connection with the disclosure of holdings information, including the Trust, the Adviser and its affiliates.

      Pursuant to the Policy, the Trust's Chief Compliance Officer ("CCO") may authorize exceptions and allow disclosures under other circumstances he or she deems appropriate. In addition, the Fund may disclose its holdings, as appropriate, in conformity with the foregoing principles. Compliance with the Policy (including the use of the portfolio holdings information) will be monitored by the CCO or his or her designee on a regular basis, and any violations constituting a "Material Compliance Matter" as defined under Rule 38a-1 of the 1940 Act will be reported by the CCO to the Board of Trustees.

                             INVESTMENT RESTRICTIONS

      The Trust, with respect to the Fund has adopted certain fundamental and non-fundamental investment restrictions. Fundamental investment restrictions may not be changed without approval by holders of a "majority of the outstanding voting securities" of the Fund. The term "majority of the outstanding voting securities" as used in this Statement of Additional Information means the vote of the lesser of (i) 67% or more of the outstanding "voting securities" of the Fund present at a meeting, if the holders of more than 50% of the outstanding "voting securities" are present or represented by proxy, or (ii) more than 50% of the outstanding "voting securities." The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.

      The Fund is subject to the following non-fundamental restrictions:

            1. The Fund may not purchase on margin, except for use of short-term credit as may be necessary for the clearance of purchases and sales of securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures.

            2. The Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options and futures contracts are not deemed to constitute short sales of securities.

            3. The Fund may not invest in securities of any registered investment company except to the extent permitted under the 1940 Act generally or in accordance with any exemptive order granted to the Trust by the SEC.

      As a matter of fundamental policy, the Fund will not (except that none of the following investment restrictions shall prevent the Fund from investing all of its assets in a separate registered investment company with substantially the same investment objectives):

            1.    borrow money, except to the extent permitted under the 1940
      Act;

            2. issue any senior securities, except as permitted under the 1940 Act;

            3. act as underwriter of securities within the meaning of the Securities Act, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation of purchases of restricted securities;

            4. purchase or sell real estate, provided that the Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein or are engaged in the real estate business, including real estate investment trusts;

            5. purchase or sell commodities or commodity contracts, except that the Fund may deal in forward foreign exchange transactions between currencies of the different countries in which it may invest and purchase and sell stock index and currency options, stock index futures, financial futures and currency futures contracts and related options on such futures;

            6. make loans except through loans of portfolio securities, entry into repurchase agreements, acquisitions of securities consistent with its investment objective and policies and as otherwise permitted by the 1940 Act; and

            7. purchase any securities, which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

      In applying fundamental policy number 7, mortgage-backed securities need not be considered a single industry, and shall be classified as follows for purposes of the concentration policy. Mortgage-backed securities issued by governmental agencies and government-related organizations shall be excluded from the limitation in fundamental policy number seven. Private mortgage-backed securities (i.e., not issued or guaranteed by a governmental agency or government-related organization) that are backed by mortgages on commercial properties shall be treated as a separate industry from private mortgage-backed securities backed by mortgages on residential properties.

PERCENTAGE AND RATING RESTRICTIONS

      If a percentage restriction or a rating restriction on investment or utilization of assets set forth above or referred to in the Fund's Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by the Fund or a later change in the rating of a security held by the Fund is not considered a violation of policy, however the Adviser will consider such change in its determination of whether to continue to hold the security and provided further, that the Adviser will take appropriate steps, which may include the disposition of portfolio securities, as may be necessary to satisfy the applicable requirements of the 1940 Act with respect to the Fund's investments in illiquid securities or any borrowings by the Fund.

PERFORMANCE INFORMATION

      The Trust may, from time to time, include the total return, annualized "yield," "effective yield" and "tax equivalent yield" quotations for the Fund, computed in accordance with formulas prescribed by the Securities and Exchange Commission (the "SEC"), in advertisements or reports to shareholders or prospective investors.

    Quotations of yield for the Fund will be based on all investment income per share (as defined by the SEC during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                           (6)
              2 [a - b + 1)   - 1]
      YIELD = --------------------
                      cd

      where

      a = dividends and interest earned during the period,

      b = expenses accrued for the period (net of reimbursements),

      c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

      d = the maximum offering price per share on the last day of the period.

      Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years (or up to the life of the Fund), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. The Fund also may, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Any such information would be accompanied by standardized total return information.

      Quotations of average annual total return (after taxes on distributions) for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years (or up to the life of the Fund), calculated pursuant to the following formula: P(1+T)n = ATVD (where P = a hypothetical initial payment of $1,000, T = average annual total return (after taxes on distributions), n = number of years and ATVD = ending value of a hypothetical $1,000 payment made at the beginning of the period. All total return figures (after taxes on distributions) reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. Taxes due are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date.

      Quotations of average annual total return (after taxes on distributions and redemption) for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years (or up to the life of the Fund), calculated pursuant to the following formula: P(1 + T)n = ATVDR (where P = a hypothetical initial payment of $1,000, T = average annual total return (after taxes on distributions and redemption), n = number of years and ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption. All total return figures (after taxes on distributions and redemption) reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. Taxes due are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds.

      Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the yield of the Fund varies based on the type, quality and maturities of the obligations held for the Fund, fluctuations in short-term interest rates, and changes in the expenses of the Fund. These factors and possible differences in the methods used to calculate yields should be considered when comparing the yield of the Fund to yields published for other investment companies or other investment vehicles.

    A Shareholder Servicing Agent or a securities broker, if applicable, may charge its customers direct fees in connection with an investment in the Fund, which will have the effect of reducing the net return on the investment of customers of that Shareholder Servicing Agent or that securities broker. Specifically, investors who purchase and redeem shares of the Fund through a Shareholder Servicing Agent may be charged one or more of the following types of fees as agreed upon by the Shareholder Servicing Agent and the investor, with respect to the customer services provided by the Shareholder Servicing Agent: account fees (a fixed amount per transaction processed); compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered); or account maintenance fees (a periodic charge based upon a percentage of the assets in the account or of the dividends paid an those assets). Such fees will have the effect of reducing the yield and effective yield of the Fund for those investors.

      Conversely, the Trust has been advised that certain Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund, which will have the effect of increasing the net return on the investment of such customers of those Shareholder Servicing Agents. Such customers may be able to obtain through their Shareholder Servicing Agent or securities broker quotations reflecting such decreased or increased return.

                             MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

      The names of the Trustees of the Trust, their addresses, ages/date of birth, positions, principal occupation(s) during the past five years, number of portfolios in the fund complex overseen, and other directorships held by each Trustee are set forth below.

                                                                                                     PORTFOLIOS
                                                                                                         IN
                                                TERM OF                                                 FUND
         NAME,                                 OFFICE AND                     PRINCIPAL               COMPLEX           OTHER
     ADDRESS, AND         POSITION(S)          LENGTH OF                    OCCUPATION(S)             OVERSEEN      TRUSTEE-SHIPS
      AGE/DATE OF          HELD WITH              TIME                      DURING PAST 5                BY            HELD BY
         BIRTH               FUND                SERVED                         YEARS                 TRUSTEE*         TRUSTEE
-----------------------   -----------   -------------------------   -----------------------------   -----------   -----------------
NON-INTERESTED TRUSTEES

RICHARD A. BREALEY          Trustee       Indefinite; March 2005      Emeritus Professor, London        39              None
P.O. Box 182845                            to present; Advisory        Business School (1968 to
Columbus, OH 43218                      Board Member January 2005     present); Deputy Chairman,
Date of Birth:                                to March 2005         Balancing and Settlement Code
June 9, 1936                                                           Panel (September 2000 to
                                                                               present)

ALAN S. PARSOW              Trustee        Indefinite; 1987 to        General Partner of Elkhorn        39              None
P.O. Box 182845                                  present              Partners, L.P. (a private
Columbus, OH 43218                                                     investment partnership)
Date of Birth:                                                               (since 1989)
January 16, 1950

LARRY M. ROBBINS            Trustee        Indefinite; 1987 to      Director, Center for Teaching       39              None
P.O. Box 182845                                  present             and Learning, University of
Columbus, OH 43218                                                    Pennsylvania (since 1999)
Date of Birth:
December 12, 1938

MICHAEL SEELY               Trustee        Indefinite; 1987 to         Private Investor; Global         39              None
P.O. Box 182845                                  present                Multi Manager Partners
Columbus, OH 43218                                                    (1999-2003); President of
Date of Birth:                                                       Investor Access Corporation
June 7, 1945                                                                 (1981-2003)

THOMAS F. ROBARDS           Trustee     Indefinite; March 2005 to      Private Investor; Chief          39            Financial
P.O. Box 182845                           present Advisory Board     Financial Officer, American                       Federal
Columbus, OH 43218                       Member November 2004 to      Museum of Natural History                    Corporation and
Date of Birth:                                  March 2005              (2003 to 2004); Chief                         Overseas
June 10, 1946                                                          Financial Officer, Datek                   Shipholding Group
                                                                     Online Inc.. (2000 to 2002)

INTERESTED TRUSTEE

STEPHEN J. BAKER            Trustee     Indefinite; 2004 to         Chief Executive Officer, HSBC       39              None
P.O. Box 182845                         present                      Investments (USA) Inc. (2003
Columbus, OH 43218                                                   to present); Chief Executive
Date of Birth:                                                           Officer, HSBC Asset
June 23, 1956                                                         Management (Canada) Limited
                                                                             (1998 to 2003)

EMERITUS TRUSTEE

FREDERICK C. CHEN           Emeritus       Until March 31, 2009;     Management Consultant (1988        39              None
P.O. Box 182845             Trustee       Trustee from 1990 to              to present)
Columbus,                                     June, 2005
OH 43218
Date of Birth:
April 22, 1927

      * Includes both the Fund and the underlying portfolio for funds within the HSBC Family of Funds with a master/feeder structure. Also includes funds that did not commence operations as of the date hereof.

      The names of the officers, their addresses, ages, position(s) held with the Trust, and principal occupation(s) during the past five years are described in the table below. Unless otherwise indicated, the address for each officer is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

                                                               TERM OF OFFICE
                                        POSITION(S)                 AND                           PRINCIPAL
     NAME, ADDRESS, AND                  HELD WITH             LENGTH OF TIME                   OCCUPATION(S)
     AGE/DATE OF BIRTH                      FUND                   SERVED                    DURING PAST 5 YEARS
---------------------------         -------------------    -----------------------      -----------------------------
RICHARD A. FABIETTI                      President          Indefinite; March 2004       Senior Vice President, Head
  452 Fifth Avenue                                                to present             of Product Management, HSBC
  New York, NY 10018                                                                     Investments (USA) Inc. (1998
  Date of Birth:                                                                                 to present).
  October 8, 1958

ELBA VASQUEZ*                          Vice President         Indefinite; 2006 to         Vice President of Product
  452 Fifth Avenue                                                  present                  Administration, HSBC
  New York, NY 10018                                                                     Investments (USA) Inc. (2005
  Date of Birth:                                                                         to present); Vice President
  December 14, 1961                                                                       of Client Services, BISYS
                                                                                         Fund Services, Inc. (1996 to
                                                                                                    2005).

TROY SHEETS*                             Treasurer            Indefinite; 2004 to           Employee of BISYS Fund
  3435 Stelzer Road                                                 present                Services, Inc. (2002 to
  Columbus, OH 43219-3035                                                                 present); Senior Manager,
  Date of Birth:                                                                           KPMG LLP (1993 to 2002)
  May 29, 1971

MARC A. SCHUMAN*                         Secretary          Indefinite; March 2005       Senior Counsel of BISYS Fund
  199 Water Street                                                to present               Services, Inc. (2005 to
  New York, NY 10038                                                                      present); Senior Corporate
  Date of Birth:                                                                         Counsel of The BISYS Group,
  December 22, 1960                                                                        Inc, (2001 to 2005); Of
                                                                                          Counsel to Morgan, Lewis &
                                                                                         Bockius LLP (law firm) (2000
                                                                                                  to 2001).

MICHAEL LAWLOR*                     Assistant Secretary     Indefinite; March 2005        Assistant Counsel of BISYS
  100 Summer Street, Suite 1500                                   to present             Fund Services, Inc. (2005 to
  Boston, MA 02110                                                                       present); Associate Counsel,
  Date of Birth:                                                                         IXIS Advisors Group (2003 to
  December 2, 1969                                                                       2005); Staff Counsel Loomis,
                                                                                         Sayles & Company, L.P. (2000
                                                                                                   to 2003)

ALAINA METZ*                        Assistant Secretary       Indefinite; 1996 to           Employee of BISYS Fund
  3435 Stelzer Road                                                 present                Services, Inc. (1995 to
  Columbus, OH 43219-3035                                                                          present)
  Date of Birth:
  April 4, 1967

FREDERICK J. SCHMIDT*                 Chief Compliance      Term expires 2006; 2004       Senior Vice President and
  90 Park Avenue 10th Floor               Officer                 to present            Chief Compliance Officer, CCO
  New York, NY 10016                                                                        Services of BISYS Fund
  Date of Birth                                                                          Services (2004 to present);
  July 10, 1959                                                                           President, FJS Associates
                                                                                             (2002 to 2004); Vice
                                                                                          President Credit Agricole
                                                                                         Asset Management, U.S. (1987
                                                                                                    to 2002)

* Messrs. Sheets, Schmidt, Schuman and Lawlor and Ms. Metz also are officers of certain other investment companies of which BISYS or an affiliate is the administrator.

BOARD OF TRUSTEES

      Overall responsibility for management of the Trust rests with the Board of Trustees, who is elected by the shareholders of the Trust. The Trustees carry out their responsibilities in accordance with the laws of the Commonwealth of Massachusetts and the Trust's Declaration of Trust. The Trustees elect the officers of each Trust to supervise actively its day-to-day operations.

      The Trust has established a Trustee Emeritus Program pursuant to which the Board may offer a retiring Trustee the opportunity to serve in an advisory or similar capacity for a maximum amount of time determined by multiplying the number of years of service as Trustee by 25%. While serving in such capacity, the Trustee Emeritus is encouraged to attend and participate in meetings of the Board of Trustees and designated Committees but shall have no vote on any matters before the Board or Committee. A Trustee Emeritus is compensated for service in accordance with the regular Trustee compensation schedule. Frederick
C. Chen serves as an Emeritus Trustee of the Trust.

      Committees

      The Trustees have established an audit committee, a valuation committee, and a nominating and corporate governance committee.

      References to Mr. Chen below as a member of various Committees are in his capacity as Emeritus Trustee.

      Audit Committee

      The Audit Committee, which is comprised entirely of Independent Trustees, includes Richard A. Brealey, Thomas F. Robards, Alan S. Parsow, Larry M. Robbins and Michael Seely. The primary purpose of the Audit Committee is to oversee the accounting and financial reporting policies, practices and internal controls of the Trust. The Audit Committee is currently chaired by Mr. Robards. The audit committee (i) recommends to the Board of Trustees the selection, retention and compensation of an independent public accounting firm; (ii) annually reviews the scope of the proposed audit, the audit procedures to be utilized and the proposed audit fees; (iii) reviews the results of the annual audit with the independent auditors; (iv) reviews the annual financial statements of the Fund with management and the independent auditors; and (v) reviews the adequacy and effectiveness of internal controls and procedures with management and the independent auditors. The Audit Committee of the Trust held four meetings during the last fiscal year.

      Valuation Committee

      The Valuation Committee includes at least one of the Independent Trustees and representatives from HSBC Investments (USA) Inc. and BISYS Fund Services. The Valuation Committee is currently chaired by Mr. Parsow. The purpose of the Valuation Committee is to oversee the implementation of the Fund's valuation procedures and to make fair value determinations on behalf of the Board of Trustees as specified in the Fund's Valuation Procedures. The Valuation Committee of the Trust held no meetings during the last fiscal year.

      Nominating and Corporate Governance Committee

      The Nominating and Corporate Governance Committee, which is comprised entirely of Independent Trustees, includes Richard A. Brealey, Alan S. Parsow, Larry M. Robbins, Michael Seely and Thomas F. Robards. The Committee is currently chaired by Mr. Seely. This Committee (i) makes nominations for trustee membership on the Board; (ii) evaluates on a periodic basis the operations and effectiveness of the Board as a whole; (iii) periodically reviews the composition of the Board to determine whether it may be appropriate to add individuals with different backgrounds or skills from those already on the Board; (iv) periodically reviews Board governance procedures and shall recommend any appropriate changes to the full Board; and (v) periodically reviews trustee compensation and shall recommend any appropriate changes to the Board as a group. The Nominating and Corporate Governance Committee does not consider nominees recommended by shareholders. The Nominating and Corporate Governance Committee of the Trust held one meeting during the last fiscal year.

      Listed below for each Trustee is a dollar range of securities beneficially owned in the Trust (which includes the other funds of the Trust in addition to the Fund in this SAI) together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee in the HSBC Investor Family of Funds, as of December 31, 2005.

                                                              AGGREGATE DOLLAR
                                                              RANGE OF EQUITY
                                                             SECURITIES IN ALL
                                                           REGISTERED INVESTMENT
                                   DOLLAR RANGE OF         COMPANIES OVERSEEN BY
         NAME OF                  EQUITY SECURITIES         TRUSTEE IN FAMILY OF
         TRUSTEE                     IN THE TRUST           INVESTMENT COMPANIES
---------------------------     ----------------------     ---------------------
NON-INTERESTED TRUSTEES

Richard A. Brealey*             None                       None

Frederick C. Chen (Emeritus
Trustee)                        None                       Over $100,000

Alan S. Parsow                  None                       None

                                U.S. Government
                                Money Market Fund
                                $1-$10,000; Value Fund
                                $1-$10,000;
Larry M. Robbins                Growth Fund
                                $1-$10,000                 $10,000 - $50,000

Michael Seely                   None                       None

Thomas Robards*                 None                       None

INTERESTED TRUSTEES

Stephen J. Baker                None                       None

* Mr. Brealey and Mr. Robards became Trustees effective March 18, 2005.

      The Fund had not commenced operations as of the date of this SAI, and as of the date hereof the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of the Fund.

TRUSTEE AND OFFICER COMPENSATION

      The Trust, along with HSBC Investor Portfolios and HSBC Advisor Funds Trust (collectively, the "Trusts"), pay each Trustee who is not an "interested person" of the Trust (as defined in the 1940 Act) an annual retainer of $24,000 and a fee of $4,000 for each regular meeting of the Board of Trustees, a fee of $2,000 for each special telephonic meeting, a fee of $5,000 for each special in-person meeting and a fee of $2,000 for each committee meeting, except that Mr. Robbins, as Chairman of the Board, receives an annual retainer of $29,000 and a fee of $6,000 for each regular meeting attended and $2,000 for each committee meeting. Additionally, the Trust pay each Trustee who is not an "interested person" an annual retainer of $1,000 for each committee on which such Trustee serves for committee members and $2,000 for committee chairs. In addition, for time expended on Board duties outside normal meetings at the request of the Chairman or a Committee Chair, a Trustee shall be compensated at the rate of $500 per hour, up to a maximum of $3,000 per day. For the fiscal year ended October 31, 2005, the following compensation was paid to the Trustees of the Trust from the fund complex.

                                                                  Non -
                                                               Interested                                              Interested
                                                                Trustees                                               Trustee
                                   --------------------------------------------------------------------------------   -----------
          AGGREGATE                Fredrick C.     Alan S.      Larry M.       Michael     Thomas F.     Richard A.    Stephen
       COMPENSATION(1)              Chen (2)       Parsow       Robbins        Seely      Robards (3)   Brealey (3)    J.Baker
       ---------------             ----------      ------       --------       -------    -----------   -----------   -----------
Total Compensation From Fund
   Complex (4) Paid to Trustees    $63,750        $63,000       $77,750        $69,000    $60,500       $42,500       $0

(1) The Trust do not accrue pension or retirement benefits as part of fund expenses, and Trustees of the Trust are not entitled to retirement benefits upon retirement from the Board of Trustees.

(2)   Mr. Chen became an Emeritus Trustee effective July 1, 2005.

(3) Mr. Robards and Mr. Brealey were initially appointed as Advisory Trustees, effective November 1, 2004 and January 1, 2005, respectively. They both became Trustees on March 18, 2005.

(4) For these purposes, the Fund Complex consisted of 35 Funds of HSBC Investor Funds, HSBC Advisor Funds Trust and HSBC Investor Portfolios, as well as 6 offshore feeder funds, as of October 31, 2005. HSBC Investor Funds includes various other funds covered by separate SAIs.

      None of the officers receive compensation directly from the Fund. Under a Compliance Services Agreement between the Trust and BISYS, BISYS makes a BISYS employee available to serve as the Trust's Chief Compliance Officer. Under the Agreement, BISYS also provides infrastructure and support in implementing the written policies and procedures comprising the Fund Compliance Program. This includes providing support services to the Chief Compliance Officer, developing standards for reports to the Board by BISYS and other service providers, and assisting in preparing or providing documentation for the Board to make findings and conduct reviews pertaining to the Fund Compliance Program and related policies and procedures of Fund service providers. The Agreement also covers arrangements under which BISYS employees serve the Trust in certain other officer capacities, which may include the Chief Financial Officer. For the services provided under the Agreement, the Trust currently pay BISYS $240,000 per annum, plus certain out of pocket expenses. BISYS pays the salary and other compensation earned by any such individuals as employees of BISYS.

PROXY VOTING

      The Trust has adopted Proxy Voting Policies that delegate the responsibility of voting proxies to the Fund's Adviser and Sub-Adviser. The Proxy Voting Policies (or summaries thereof) of the Trust and the Adviser and Sub-Adviser are attached as Appendices C-E.

      After the Fund commences operation, information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ending June 30 of each year are available (i) without charge, upon request, by calling 1-800-782-8183; (ii) on the Fund's website at www.investorfunds.us.hsbc.com, and
(iii) on the SEC's website at http://www.sec.gov.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER

HSBC Investments (USA) Inc. is the investment adviser to the Fund pursuant to an investment advisory contract (the "Advisory Contract") with the Trust. For its services, the Adviser is entitled to a fee from the Fund, which is accrued daily and paid monthly, and which is based on the Fund's daily net assets, at an annual rate of 0.65%%.

      The Adviser or its affiliates may, out of their own resources, assist in marketing the Fund's shares. Without limiting the foregoing, the Adviser may, out of its own resources and without cost to the Fund, make both cash and non-cash payments to selected financial intermediaries for shareholder recordkeeping, processing, accounting and/or other administrative services in connection with the sale or servicing of shares of the Fund. Historically, these payments have generally been structured as a percentage of average net assets attributable to the financial intermediary, but may also be structured as a percentage of gross sales, a fixed dollar amount, or a combination of the above. These payments are made by the Adviser in addition to any 12b-1 fees, shareholder services fees, and/or sales charges, or portion thereof, that are borne by shareholders and paid to such financial intermediaries. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

      The Investment Advisory Contract for the Fund ("Advisory Contract") will continue in effect through _______________. Thereafter, the Advisory Contract will continue in effect with respect to the Fund for successive periods not to exceed one (1) year, provided such continuance is approved at least annually (i) by the holders of a majority of the outstanding voting securities of the Fund or by the Trust's Board of Trustees, and (ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. Notwithstanding the foregoing, the Advisory Contract may be terminated with respect to the Fund without penalty by either party on 60 days' written notice and will terminate automatically in the event of its assignment, within the meaning of the 1940 Act.

      The Adviser, located at 452 Fifth Avenue, New York, New York 10018, is a wholly-owned subsidiary of HSBC Bank USA, National Association ("HSBC"), which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company. No securities or instruments issued by HSBC USA, Inc. or HSBC will be purchased for the Fund.

      The Advisory Contract for the Fund provides that the Adviser will manage the portfolio of the Fund, either directly or through one or more sub-advisers, and will furnish to the Fund investment guidance and policy direction in connection therewith. The Adviser has agreed to provide to the Trust, among other things, information relating to composition, credit conditions and average maturity of the portfolio of the Fund. Pursuant to the Advisory Contract, the Adviser also furnishes to the Trust's Board of Trustees periodic reports on the investment performance of the Fund.

      If the Adviser were prohibited from performing any of its services for the Trust, it is expected that the Board of Trustees would recommend to the Fund's shareholders that they approve new agreements with another entity or entities qualified to perform such services and selected by the Board.

      The investment advisory services of the Adviser to the Fund are not exclusive under the terms of the Advisory Contract. The Adviser is free to and does render investment advisory services to others.

      The Trust and the Adviser have received an exemptive order from the Securities and Exchange Commission ("SEC") that allows the Adviser to enter into new investment sub-advisory contracts and to make material changes to existing sub-advisory contracts with the approval of the Board of Trustees of the Trust, but without shareholder approval. This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of Independent Trustees) of the Trust must approve any new or amended agreements with sub-advisers. In accordance with the exemptive order received from the SEC, an information statement providing details about the appointment of the new sub-adviser will be mailed to shareholders within 120 days of the change in sub-adviser. Shareholders will also receive an information statement describing material changes to a sub-advisory contract between the Adviser and a sub-adviser with 120 days of the material change. The Adviser remains responsible for the performance of the Fund, oversees sub-advisers to ensure compliance with the Fund's investment policies and guidelines, and monitors each sub-adviser's adherence to its investment style and performance results in order to recommend any changes in a sub-adviser to the Trust's Board of Trustees.

SUB-ADVISER

      The Adviser has retained a sub-adviser (a "Sub-Adviser") which is responsible for the investment management of the Fund's assets, including making investment decisions and placing orders for the purchase and sale of securities for the portfolio directly with the issuers or with brokers or dealers selected by the Sub-Adviser in its discretion.

      The investment advisory services of the Sub-Adviser are not exclusive under the terms of its sub-advisory agreement. The Sub-Adviser is free to and does render investment advisory services to others.

      The Sub-Adviser also furnishes to the Board of Trustees, which has overall responsibility for the business and affairs of the Trust, periodic reports on its services and the investment performance of the relevant Fund.

      Sinopia Asset Management ("Sinopia") located at Immeuble Ile de France - 4 place de la Pyramide-92800 Puteaux La De'fense 9 in France, serves as investment sub-adviser to the Fund and makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund's investment program. Sinopia is the specialist quantitative management arm of the HSBC Group. Sinopia was founded in 1989 as part of CCF (now HSBC France), which was acquired by the HSBC Group in 2001. Sinopia played a key role in introducing quantitative management techniques to Europe, relying on contemporary theories of quantitative asset management to frame its strategies and define its models. Sinopia is an international company headquartered in Paris with subsidiaries in Hong King and London, with approximately $25.5 billion in assets under management as of December 31, 2005.

PORTFOLIO MANAGERS

      The Prospectus identifies the individuals who are primarily responsible for the day-to-day management of the Fund (the "portfolio manager(s)"). This section of the SAI contains certain additional information about the portfolio managers, their compensation, other accounts managed by them, and potential conflicts of interest, as of _______________, 2006.

      The tables below shows the number of other accounts managed by the portfolio managers and the total assets in those accounts within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. For each category of accounts, the tables also shows the number of accounts and the total assets in the accounts with respect to which the advisory fee paid by the account holder is based on account performance, if applicable.

                                                                               Other Accounts with
                                                                               Performance -Based Fees/
                                      Other Accounts Managed                   Total Assets in Accounts
                        ---------------------------------------------------    ------------------------
                          Other                                                Number &
      Names of          Registered                                             Type of     Total Assets
      Portfolio         Investment        Other Pooled                         Accounts      in such
     Managers on        Companies     Investment Vehicles                      in this      Accounts,
        Team             ("RICs")           ("PIVs")         Other Accounts    Category       if any
--------------------    ----------    -------------------    --------------    --------    ------------
Muriel Heitzmann           None              218
                                        ($7.1 billion)           None            None
Francois-Xavier Colas      None               49
                                        (3.0 billion)*           None            None

* Total assets are as of June 29, 2006 and have been translated to U.S. dollars at a rate of 1 EUR = $1.2664

  For each additional account listed, each portfolio manager that is a member of the team participates in managing the account in the same manner as described in the prospectus in relation to the Fund. In other words, the structure of the team and functions of the individual members of the team are the same for each account managed.

Portfolio Manager Compensation Structure

      As employees of the Adviser and Sub-Adviser, the portfolio managers are compensated by the Adviser and Sub-Adviser for their services. Their compensation has the following components (1) a base salary consisting of a fixed amount, (2) a discretionary bonus, which is paid partially in cash and partially in restricted shares of HSBC Holdings, Ltd., and (3) eligibility for participation in the 401(k) retirement plan (or with regard to the Sub-Advisor, a similar plan) and other employee benefits programs generally made available to the Adviser's employees.

      The restricted shares are currently awarded on a yearly basis under the HSBC Holdings Ltd. Restricted Share Plan 2000 and are denominated in ordinary shares. The shares earn dividend equivalents but do not have voting rights. Generally, the shares vest in full upon the 3rd anniversary of the date of grant as long as the awardee remains in the employ of the HSBC Group during the restricted period. The shares are taxed at vest and treated as ordinary income.

      Amounts paid to the portfolio managers as discretionary bonus and as deferred compensation are paid at the discretion of the relevant manager to whom the individual reports. Amounts paid as discretionary bonuses and as deferred compensation will vary based upon the relevant manager's assessment of the employee's performance, taking into account the relevant business unit's financial performance during the most recent fiscal year. Key factors affecting decisions concerning discretionary compensation under the deferred compensation plan are the Adviser's profitability, individual performance, teamwork and total compensation of the employee relative to the market for similarly qualified individuals.

Fund Ownership of Portfolio Managers

      The Fund is newly organized, and none of the portfolio managers beneficially owned shares of the Fund as of the date of this SAI.

Potential Conflicts of Interest

      Actual or potential conflicts of interest may arise from the fact that the Adviser and Sub-Adviser (collectively referred to herein as "Adviser") and the portfolio managers of the Fund have day-to-day management responsibilities with respect to accounts of clients other than the Fund ("Other Clients"). The Adviser has developed policies and procedures intended to detect, manage and/or mitigate the types of conflicts of interest described below. Although there can be no guarantee that any such policies or procedures will detect each and every situation in which a conflict of interest arises, the Adviser endeavors to ensure that all of its clients are treated fairly.

      The Adviser may receive different compensation from Other Clients including clients that may pay the Adviser higher fees, including performance fees. This may create a potential conflict of interest for the Adviser or its portfolio managers by providing an incentive to favor these Other Clients when, for example, allocating securities transactions. The Adviser may have an incentive to allocate securities that are expected to increase in value to these favored clients. Initial public offerings, in particular, are frequently of very limited availability. In order to mitigate these types of conflicts, the Adviser has policies and procedures that provide for the allocation of securities transactions on a pro rata basis among the Adviser's clients for whom participation in such transaction is deemed appropriate by the Adviser.

      Other potential conflicts with respect to the allocation of trades include the perception that the Adviser may be causing a client to participate in an offering not appropriate for such client so as to increase the Adviser's overall allocation of securities in that offering in order to, for example, gain favor with a particular underwriter with whom the Adviser or its affiliates hope to engage in unrelated transactions. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account or when a sale in one account lowers the sale price received in a sale by a second account. Because the Adviser manages accounts that engage in short sales of securities of the type in which many clients may invest, the Adviser could be seen as harming the performance of certain client accounts (i.e., those clients not engaging in short sale transactions) for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. Similarly, the Adviser could be seen as benefiting those accounts that may engage in short sales through the sale of securities held by other clients to the extent that such sales reduce the cost to cover the short positions.

      The Adviser and its affiliates may at times give advice or take action with respect to accounts that differs from the advice given other accounts. These differences result, from among other things, variations in account characteristics such as size, cash position, tax situation, risk tolerance or investment restrictions. As a result, a particular security may be bought or sold only for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. To the extent that the Adviser does take similar action with respect to different clients, it should be noted that simultaneous portfolio transactions in the same security by multiple clients may tend to decrease the prices received by clients for sales of such securities and increase the prices paid by clients for purchases of such securities.

      Employees of the Adviser, including portfolio managers, may engage in personal trading, subject to the Adviser's Code of Ethics. In addition to the general conflicts noted above, personal trading by employees may create apparent or actual conflicts to the extent that one or more employees personally benefit or appear to benefit from trading by clients in similar securities. The Adviser's Code of Ethics is designed to mitigate these conflicts by requiring, among other things, pre-clearance of certain trades and the reporting of certain types of securities transactions.

      Because portfolio managers of the Adviser manage multiple client accounts, portfolio mangers may devote unequal time and attention to the portfolio management of client accounts. For example, an apparent conflict could arise if a portfolio manager is perceived to be devoting greater time and attention to an account which pays the Adviser higher fees. Although the Adviser does not specifically track the time and attention each portfolio manager spends on each account he or she manages, the Adviser does closely monitor the performance of all of its clients to ensure, to the extent possible, the portfolio managers have adequate resources to manage effectively all accounts.

DISTRIBUTION PLAN - CLASS A SHARES ONLY

      A Distribution Plan has been adopted by the Trust (the "Distribution Plan") with respect to the Class A Shares (the "Class A Plan"), of the Fund. The Distribution Plan provides that they may not be amended to increase materially the costs which the Class A Shares may bear pursuant to the Class A Plan without approval by shareholders of the Class A Shares and that any material amendments of the Distribution Plan must be approved by the Board of Trustees, and by the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the operation of the Distribution Plans or in any related agreement ("Qualified Trustees"), by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Independent Trustees has been committed to the discretion of the Independent Trustees. The Distribution Plan has been approved, and is subject to annual approval, by the Board of Trustees and by the Qualified Trustees, by vote cast in person at a meeting called for the purpose of voting on the Distribution Plan. In adopting the Class A Plan the Trustees considered alternative methods to distribute the Class A Shares and to reduce the class's expense ratio and concluded that there was a reasonable likelihood that the Distribution Plan will benefit its class and that class's shareholders. The Distribution Plan is terminable with respect to the Class A Shares at any time by a vote of a majority of the Qualified Trustees or by vote of the holders of a majority of that class.

THE DISTRIBUTOR

      BISYS Fund Services Limited Partnership ("BISYS LP"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, acts as distributor to the Fund under a Distribution Contract with the Trust. BISYS, BISYS LP, and their affiliates also serve as administrator or distributor to other investment companies. BISYS and BISYS LP are each a wholly-owned subsidiary of The BISYS Group, Inc.

      The Distributor may make payments to broker-dealers for their services in distributing Shares of the Fund.

      Pursuant to the Distribution Plan adopted by the Trust, the Distributor is reimbursed from the Fund monthly for costs and expenses incurred by the Distributor in connection with the distribution of Class A Shares of the Fund and for the provision of certain shareholder services with respect to these Shares. Payments to the Distributor are for various types of activities, including: (1) payments to broker-dealers which advise shareholders regarding the purchase, sale or retention of Class A Shares of the Fund and which provide shareholders with personal services and account maintenance services ("service fees"), (2) payments to employees of the Distributor, and (3) printing and advertising expenses. Pursuant to the Class A Plan, the amount of their reimbursement from the Fund may not exceed on an annual basis 0.25% of the average daily net assets of the Fund represented by Class A Shares outstanding during the period for which payment is being made. Salary expense of BISYS personnel who are responsible for marketing shares of the various series of the Trust may be allocated to such series on the basis of average net assets; travel expense is allocated to, or divided among, the particular series for which it is incurred.

      The Distribution Plan is subject to the Board of Trustees' approval. The Fund is not liable for distribution and shareholder servicing expenditures made by the Distributor in any given year in excess of the maximum amount payable under the Distribution Plan in that year.

ADMINISTRATIVE SERVICES PLAN

      The Trust has adopted an Administrative Services Plan which provides that the Trust may obtain the services of an administrator, transfer agent, custodian, and one or more Shareholder Servicing Agents, and may enter into agreements providing for the payment of fees for such services. The Administrative Services Plan continues in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Trustees and a majority of the Trustees who are not "interested persons" of the Investor Trust and who have no direct or indirect financial interest in the operation of the Administrative Services Plan or in any agreement related to such Plan ("Qualified Trustees"). The Administrative Services Plan may be terminated at any time by a vote of a majority of the Qualified Trustees or with respect to the Class A Shares by a majority vote of shareholders of that class. The Administrative Services Plan may not be amended to increase materially the amount of permitted expenses thereunder with respect to the Class A Shares without the approval of a majority of shareholders of that class, and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees.

ADMINISTRATOR AND SUB-ADMINISTRATOR

      Pursuant to an Administration Agreement dated as of July 1, 2005, the Adviser serves as the Trust's administrator (the "Administrator"), and that role oversees and coordinates the activities of other service providers, and monitors certain aspects of the Trust's operations. Pursuant to a Sub-Administration Agreement dated as of the same date, the Administrator has retained BISYS Fund Services Ohio, Inc. ("BISYS"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, as sub-administrator (the "Sub-Administrator"). BISYS served as the administrator (rather than sub-administrator), through June 30, 2005. Management and administrative services of the Administrator and Sub-Administrator include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

      Pursuant to a Sub-Administration Agreement dated as of June 30, 2005 and a Master Services Agreement dated April 1, 2003 and subsequently amended (the "Master Services Agreement"), BISYS provides the Fund with various services, which include sub-administration of the Trust and the Fund. BISYS' services also include certain legal and compliance services, as well as fund accounting and transfer agency services. The Administrator and BISYS provide certain persons satisfactory to the Boards of Trustees to serve as officers of the Trust. Such officers, as well as certain other employees of the Trust, may be directors, officers or employees of the Administrator, BISYS or their affiliates.

      The Administration Agreement was renewed for the one (1) year period ending December 31, 2006, and may be terminated upon not more than 60 days' written notice by either party. The Agreement provides that the Administrator shall not be liable to the Trust except for willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Agreement. The Master Services Agreement and Sub-Administration Agreement were also renewed for the one (1) year period ending December 31, 2006. The Agreements provide that BISYS shall not be liable to the Trust except for willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Agreement.

      The administration fee primarily consists of an asset-based fee accrued daily and paid monthly at an annual rate of:

Up to $8 billion ......................................................   0.075%
In excess of $8 billion but not exceeding $9.25 billion ...............   0.070%
In excess of $9.25 billion but not exceeding $12 billion ..............   0.050%
In excess of $12 billion ..............................................   0.030%

      The fee rate and breakpoints are determined on the basis of the aggregate average daily net assets of the HSBC Investor family of funds. The total administration fee to be paid is allocated to each of the Fund in the fund complex based upon its proportionate share of the aggregate net assets of the fund complex, and then allocated to each class of shares on a class basis.

TRANSFER AGENT

Under the Master Services Agreement with BISYS, BISYS acts as transfer agent ("Transfer Agent") for the Trust. The Transfer Agent maintains an account for each shareholder of record, performs other transfer agency functions, and acts as dividend disbursing agent for the Trust. The principal business address of BISYS is 3435 Stelzer Road, Columbus, OH 43219.

CUSTODIAN

      Pursuant to a Custodian Agreement, with respect to domestic assets, HSBC acts as the custodian of the Fund's assets. With respect to the foreign assets of the Fund, ___ serves as custodian, (together, with HSBC, the "Custodians"). The Custodians' responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on the Fund's investments, maintaining books of original entry for portfolio and fund accounting and other required books and accounts in order to calculate the daily net asset value of Shares of the Fund. Securities held for the Fund may be deposited into the Federal Reserve-Treasury Department Book Entry System or the Depository Trust Company. The Custodians do not determine the investment policies of the Fund or decide which securities will be purchased or sold for the Fund. For its services, the Custodian receives such compensation as may from time to time be agreed upon by it and each Trust.

FUND ACCOUNTING AGENT

      Pursuant to the Master Services Agreement, BISYS also serves as fund accounting agent to the Fund.

SHAREHOLDER SERVICING AGENTS

      The Trust has entered into a shareholder servicing agreement (a "Servicing Agreement") with certain Shareholder Servicing Agents, including HSBC, pursuant to which the Shareholder Servicing Agent, as agent for its customers, among other things: answers customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares of the Fund may be effected and certain other matters pertaining to the Fund; assists shareholders in designating and changing dividend options, account designations and addresses; provides necessary personnel and facilities to establish and maintain shareholder accounts and records; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem Shares; verifies and guarantees shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnishes (either separately or on an integrated basis with other reports sent to a shareholder by a Shareholder Servicing Agent) monthly and year-end statements and confirmations of purchases and redemptions; transmits, on behalf of the Trust, proxy statements, annual reports, updated prospectuses and other communications from the Trust to the Fund's shareholders; receives, tabulates and transmits to the Trust proxies executed by shareholders with respect to meetings of shareholders of the Fund or the Trust; and provides such other related services as the Trust or a shareholder may request. The Fund is authorized to pay a shareholder servicing fee up to 0.25%, on an annual basis, of the Fund's average daily net assets attributable to Class A Shares.

      The Trust understands that some Shareholder Servicing Agents also may impose certain conditions on their customers, subject to the terms of the Prospectus, in addition to or different from those imposed by the Trust, such as requiring a different minimum initial or subsequent investment, account fees (a fixed amount per transaction processed), compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered), or account maintenance fees (a periodic charge based on a percentage of the assets in the account or of the dividends paid on those assets). Each Shareholder Servicing Agent has agreed to transmit to its customers who are holders of Shares appropriate prior written disclosure of any fees that it may charge them directly and to provide written notice at least 30 days prior to the imposition of any transaction fees. Conversely, the Trust understands that certain Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund with respect to those accounts.

FEDERAL BANKING LAW

      The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, HSBC's and the Adviser's activities remain subject to, and may be limited by, applicable federal banking law and regulations. HSBC and the Adviser believe that they possess the legal authority to perform the services for the Fund contemplated by the Prospectus, this SAI, and the Advisory Contract without violation of applicable statutes and regulations. If future changes in these laws and regulations were to limit the ability of HSBC and the Adviser to perform these services, the Board of Trustees would review the relationship with HSBC and the Adviser and consider taking all action necessary in the circumstances, which could include recommending to shareholders the selection of another qualified advisor or, if that course of action appeared impractical, that the Fund be liquidated.

EXPENSES

      Except for expenses paid by the Adviser and the Distributor, the Fund bears all the costs of its operations. Expenses attributable to a class ("Class Expenses") shall be allocated to that class only. Class Expenses with respect to the Class A Shares must include payments made pursuant to its Distribution Plan and the Administrative Services Plan. In the event a particular expense is not reasonably allocable by class or to a particular class, it shall be treated as the Fund expense or a Trust expense. Trust expenses directly related to the Fund are charged to the Fund; other expenses are allocated proportionally among all the portfolios of the Trust in relation to the net asset value of the portfolios.

                        DETERMINATION OF NET ASSET VALUE

      The net asset value per share (NAV) is determined once each day at the close of regular trading on the New York Stock Exchange, normally at 4 p.m. Eastern time, when both it and the Tokyo Stock Exchange and the Eurex are open. The Fund will not price shares or process orders on any day when either the New York Stock Exchange, Tokyo Stock Exchange or Eurex is closed. Orders received on such days will be processed at the next day the Fund computes an NAV.

      The New York Stock Exchange is open every weekday except for the days on which national holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares. The Fund will also be closed on Columbus Day and Veterans Day and on national public holidays of France including New Years Day, Easter Monday, May 1 (Labor
Day), May 8, Ascension Day (3rd Thursday of May), Whit Monday, July 14 (Bastille Day), August 15 (Assumption), November 1 (All Saints' Day), November 11 (Armistice Day) and Christmas Day.

      The Tokyo Stock Exchange is scheduled to be closed on the following weekdays: 2006: January 2, January 3, March 21, May 3-5, July 17, September 12, October 9, November 3 and November 23; 2007: ________.

      The Eurex is scheduled to be closed on the following weekdays: 2006: April 8, April 17, May 1 and December 25-6; 2007: January 1, April 6, April 9, May 1, December 25-6.

      The value of fixed income securities held in the Fund's portfolio will be determined on each day the fixed income market on which the security trades is open. It is anticipated that the U.S. markets for fixed income securities will be closed on certain days and at certain times when the NYSE is open for trading. On days or at times that the fixed income markets are closed and the NYSE is open, the Fund that holds a fixed income security in its portfolio will value that security based on market quotations as of the most recent closing of the fixed income market on which the security trades or valued at fair value in accordance with procedures established by the Trust, as appropriate.

      The value of each security for which readily available market quotations exists is based on a decision as to the broadest and most representative market for such security. The value of such security is based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Debt securities are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available or are deemed unreliable due to a significant event or otherwise are based on fair value as determined in good faith in accordance with the procedures established by, and under the general supervision of, the Fund's Board of Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value.

      If market quotations are not available, or if the Adviser determines that the price of a security does not represent its fair value, these assets are valued at fair value in accordance with procedures adopted by the Board of Trustees.

      For purposes of determining the Fund's net asset value, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the bid price of such currencies against U.S. dollars last quoted by any major bank.

      Bonds and other fixed-income securities which are traded over-the-counter and on a stock exchange will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed-income securities this ordinarily will be the over-the-counter market. Bonds and other fixed income securities (other than short-term obligations but including listed issues) in the Fund's portfolio may be valued on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees. The Adviser typically completes its trading on behalf of the Fund in various markets before 4:00 p.m., and the value of portfolio securities is determined when the primary market for those securities closes for the day. Foreign currency exchange rates are also determined prior to 4:00 p.m. The value of a foreign security held by the Fund is converted into its U.S. dollar equivalent using the latest foreign exchange bid quotation at the time as of which the NAV is calculated, typically 4:00 p.m., eastern time. Such bid quotation shall be obtained from an independent pricing service approved by the Board of Trustees. However, if extraordinary events occur that are expected to affect the value of a portfolio security after the close of the primary exchange on which it is traded, the security will be valued at fair value as determined in good faith under the direction of the Board of Trustees. Futures contracts are normally valued at the settlement price on the exchange on which they are traded. Securities (other than short-term obligations) for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees.

      In making such valuations, the pricing service utilizes dealer-supplied valuations which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Futures contracts are normally valued at the settlement price on the exchange on which they are traded. Fund securities (other than short-term obligations) for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees.

      Interest income on long-term obligations in the Fund's portfolio is determined on the basis of interest accrued plus amortization of "original issue discount" (generally, the difference between issue price and stated redemption price at maturity) and premiums (generally, the excess of purchase price over stated redemption price at maturity). Interest income on short-term obligations is determined on the basis of interest accrued plus amortization of premium.

      The accounting records of the Fund are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts, and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

      The problems inherent in making a good faith determination of value are recognized in the codification effected by SEC Financial Reporting Release No. 1 ("FRR 1" (formerly Accounting Series Release No. 113)) which concludes that there is "no automatic formula" for calculating the value of restricted securities. It recommends that the best method simply is to consider all relevant factors before making any calculation. According to FRR 1 such factors would include consideration of the type of security involved, financial statements, cost at date of purchase, size of holding, discount from market value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

      To the extent that the Fund purchases securities which are restricted as to resale or for which current market quotations are not available, the Adviser will value such securities based upon all relevant factors as outlined in FRR 1.

      Subject to the Trust's compliance with applicable regulations, the Trust on behalf of the Fund has reserved the right to pay the redemption or repurchase price of shares, either totally or partially, by a distribution in kind of portfolio securities from the Fund (instead of cash), as applicable. The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust will redeem Fund shares in kind only if it has received a redemption in kind from the Fund and therefore shareholders of the Fund that receive redemptions in kind will receive securities of the portfolio. The Fund has advised the Trust that the Fund will not redeem in kind except in circumstances in which it is permitted to redeem in kind.

                               PURCHASE OF SHARES

      Shares may be purchased through the Distributor, Shareholder Servicing Agents or through securities brokers that have entered into a dealer agreement with the Distributor ("Securities Brokers"). Shares may be purchased at their net asset value next determined after an order is transmitted to and accepted by the Transfer Agent or is received by a Shareholder Servicing Agent or a Securities Broker if it is transmitted to and accepted by the Transfer Agent. Purchases are effected on the same day the purchase order is received by the Transfer Agent provided such order is received prior to 4:00 p.m., New York time, on the Fund Business Day. Each Shareholder Servicing Agent or Securities Broker is responsible for and required to promptly forward orders for shares to the Transfer Agent.

      All purchase payments are invested in full and fractional Shares. The Trust reserves the right to cease offering Shares for sale at any time or to reject any order for the purchase of Shares.

      An investor may purchase Shares through the Distributor directly or by authorizing his Shareholder Servicing Agent to purchase such Shares on his behalf through the Transfer Agent.

      Certain clients of the Adviser whose assets would be eligible for purchase by the Fund may purchase shares of the Trust with such assets. Assets purchased by the Fund will be subject to valuation and other procedures by the Board of Trustees.

      The following information supplements and should be read in conjunction with the sections in the Fund's Prospectus entitled "Purchasing and Adding to Your Shares" and "Distribution Arrangements/Sales Charges". The Prospectus contains a general description of how investors may buy shares of the Fund and states whether the Fund offers more than one class of shares. Class A shares are generally sold with a sales charge payable at the time of purchase. The prospectus contains a table of applicable CDSCs. The Fund may sell shares without a sales charge or CDSC pursuant to special purchase plans the Trust signs.

      Shares of the Fund are offered on a continuous basis at net asset value, plus any applicable sales charge, by the Distributor as an investment vehicle for institutions, corporations, fiduciaries and individuals.

      The sales load on Class A Shares does not apply in any instance to reinvested dividends.

      From time to time dealers who receive dealer discounts and broker commissions from the Distributor may re-allow all or a portion of such dealer discounts and broker commissions to other dealers or brokers. The Distributor may also provide additional compensation to dealers in connection with sales of shares of the Fund. Dealers may not use sales of the Fund's Shares to qualify for the compensation to the extent such may be prohibited by the laws of any state or any self- regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by the Fund or their shareholders.

      Stock certificates will not be issued with respect to the shares. The Transfer Agent shall keep accounts upon the book of the Trust for recordholders of such shares.

EXCHANGE PRIVILEGE

      By contacting the Transfer Agent or his Shareholder Servicing Agent or his securities broker, a shareholder of the Fund may exchange some or all of his Shares for shares of an identical class of one or more of the following investment companies for which HSBC serves as investment adviser as HSBC may determine (the "HSBC Investor Funds"): HSBC Investor Money Market Fund, HSBC Investor U.S. Government Money Market Fund, HSBC Investor U.S. Treasury Money Market Fund, HSBC Investor New York Tax-Free Money Market Fund, HSBC Investor Cash Management Fund, HSBC Investor Tax-Free Money Market Fund and the HSBC Investor California Tax-Free Money Market Fund (the "Money Market Funds"); HSBC Short Duration Fixed Income Fund, HSBC Investor Core Fixed Income Fund, HSBC Intermediate Duration Fixed Income Fund, HSBC Investor Core Plus Fixed Income Fund, HSBC Investor High Yield Fixed Income Fund, New York Tax-Free Bond Fund, HSBC Investor Global Emerging Markets Fund, HSBC Investor Global Fixed Income Fund (U.S. dollar hedged), HSBC Investor Global Fixed Income Fund (the "Income Funds"); HSBC Investor Growth Fund, HSBC Investor Value Fund, HSBC Investor Growth and Income Fund, HSBC Investor Mid-Cap Fund, HSBC Investor Overseas Equity

Fund and HSBC Investor Opportunity Fund ("Equity Funds," Income Funds and Equity Funds together, the "Retail Funds"). By contacting the Transfer Agent, Shareholder Servicing Agent, or securities broker, a shareholder of the Retail Funds may exchange some or all of his or her Shares at net asset value without a sales charge for Shares of the same class offered with the same or lower sales charge by any of the Trust's other Funds. Exchanges for Shares with a higher sales charge may be made upon payment of the sales charge differential.

      An investor will receive Class A Shares of the Fund in exchange for Class A shares of other HSBC Investor Funds, unless the investor is eligible to receive Class D Shares of the Money Market Funds, in which case the investor will receive Class D Shares of a Money Market Fund in exchange for Class A shares of a HSBC Investor Fund. An exchange may result in a change in the number of Shares held, but not in the value of such Shares immediately after the exchange. Each exchange involves the redemption of the Shares to be exchanged and the purchase of the shares of the other HSBC Investor Funds, which may produce a gain or loss for tax purposes.

      The exchange privilege (or any aspect of it) may be changed or discontinued upon 60 days' written notice to shareholders and is available only to shareholders in states in which such exchanges may be legally made. A shareholder considering an exchange should obtain and read the prospectus of the other HSBC Investor Funds and consider the differences in investment objectives and policies before making any exchange. It should also be noted that the Fund imposes a redemption fee of 2.00% of the total redemption amount (calculated at market value) if you sell or exchange your shares after holding them for less than 30 days. See "Redemption Fee."

      An exchange is considered a sale of shares and may result in a capital gain or loss for federal income tax purposes. A Shareholder wishing to exchange his or her Shares may do so by contacting the Trust at 800-782-8183, by contacting his or her broker-dealer or by providing written instruction to the Distributor.

THROUGH A SHAREHOLDER SERVICING AGENT OR A SECURITIES BROKER

      Shares are being offered to the public, to customers of a Shareholder Servicing Agent and to customers of a securities broker that has entered into a dealer agreement with the Distributor. Shareholder Servicing Agents and securities brokers may offer services to their customers, including specialized procedures for the purchase and redemption of Shares, such as pre-authorized or automatic purchase and redemption programs. Each Shareholder Servicing Agent and securities broker may establish its own terms, conditions and charges, including limitations on the amounts of transactions, with respect to such services. Charges for these services may include fixed annual fees, account maintenance fees and minimum account balance requirements. The effect of any such fees will be to reduce the net return on the investment of customers of that Shareholder Servicing Agent or securities broker. Conversely, certain Shareholder Servicing Agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund, which will have the effect of increasing the net return on the investment of such customers of those Shareholder Servicing Agents.

      Shareholder Servicing Agents and securities brokers may transmit purchase payments on behalf of their customers by wire directly to the Fund's custodian bank by following the procedures described above.

      For further information on how to direct a securities broker or a Shareholder Servicing Agent to purchase Shares, an investor should contact his securities broker or his Shareholder Servicing Agent (see back cover for address and phone number).

                                  SALES CHARGES

CLASS A SHARES

      The public offering price of the Class A Shares of the Fund equals net asset value plus the applicable sales charge. The Distributor receives this sales charge and may re-allow it as dealer discounts and brokerage commissions as follows:

                                     SALES CHARGES AS:
                                     (B) PERCENTAGE OF
     SIZE OF TRANSACTION AT               OFFERING           PERCENTAGE OF NET
          OFFERING PRICE                   PRICE              AMOUNT INVESTED
---------------------------------    -----------------       -----------------
Less than $50,000                           4.00%                       %
$50,000 but less than $100,000                  %                       %
$100,000 but less than $250,000                 %                       %
$250,000 but less than $500,000                 %                       %
$500,000 but less than $1,000,000               %                       %
$1,000,000 and over                             %                       %

SALES CHARGE WAIVERS

      The Distributor may waive sales charges for the purchase of Class A Shares of the Fund by or on behalf of (1) purchasers for whom HSBC or one of its affiliates acts in a fiduciary, advisory, custodial or similar capacity, (2) employees and retired employees (including spouses, children and parents of employees and retired employees) of HSBC, BISYS and any affiliates thereof, (3) Trustees of the Trust, (4) directors and retired directors (including spouses and children of directors and retired directors) of HSBC and any affiliates thereof, (5) purchasers who use proceeds from an account for which HSBC or one of its affiliates acts in a fiduciary, advisory, custodial or similar capacity, to purchase Class A Shares of the Fund, (6) brokers, dealers and agents who have a sales agreement with the Distributor, and their employees (and the immediate family members of such individuals), (7) investment advisers or financial planners that have entered into an agreement with the Distributor and that place trades for their own accounts or the accounts of eligible clients and that charge a fee for their services, and clients of such investment advisers or financial planners who place trades for their own accounts if such accounts are linked to the master account of the investment adviser or financial planner on the books and records of a broker or agent that has entered into an agreement with the Distributor, (8) orders placed on behalf of other investment companies distributed by BISYS L.P. or its affiliated companies, and (9) shares purchased by tax-qualified employee benefit plans. To receive a sales charge waiver in conjunction with any of the above categories, Shareholders must, at the time of purchase, give the Transfer Agent or the Distributor sufficient information to permit confirmation of qualification.

CONCURRENT PURCHASES

      For purposes of qualifying for a lower sales charge, investors have the privilege of combining "concurrent purchases" of Class A Shares of the funds in the HSBC Investor family of funds. For example, if a Shareholder concurrently purchases Class A Shares in one of the funds of the Trust sold with a sales charge at the total public offering price of $25,000 and Class A Shares in another fund sold with a sales charge at the total public offering price of $75,000, the sales charge would be that applicable to a $100,000 purchase as shown in the appropriate table above. The investor's "concurrent purchases" described above shall include the combined purchases of the investor, the investor's spouse and children under the age of 21 and the purchaser's retirement plan accounts. To receive the applicable public offering price pursuant to this privilege, Shareholders must, at the time of purchase, give the Transfer Agent or the Distributor sufficient information to permit confirmation of qualification. This privilege, however, may be modified or eliminated at any time or from time to time by the Trust without notice.

LETTER OF INTENT

      An investor may obtain a reduced sales charge by means of a written Letter of Intent which expresses the intention of such investor to purchase Class A Shares of the Fund (as well as Class A shares of other HSBC Investor Funds) at a designated total public offering price within a designated 13-month period. Each purchase of Class A Shares under a Letter of Intent will be made at the net asset value plus the sales charge applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the Letter of Intent (the "Applicable Sales Charge"). A Letter of Intent may include purchases of Class A Shares made not more than 90 days prior to the date such investor signs a Letter of Intent; however, the 13-month period during which the Letter of Intent is in effect will begin on the date of the earliest purchase to be included. An investor will receive as a credit against his/her purchase(s) of Class A Shares during this 90-day period at the end of the 13-month period, the difference, if any, between the sales load paid on previous purchases qualifying under the Letter of Intent and the Applicable Sales Charge.

      A Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Class A Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the Class A Shares actually purchased if the full amount indicated is not purchased, and such escrowed Class A Shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed Class A Shares, whether paid in cash or reinvested in additional Class A Shares, are not subject to escrow. The escrowed Class A Shares will not be available for disposal by the investor until all purchases pursuant to the Letter of Intent have been made or the higher sales charge has been paid. When the full amount indicated has been purchased, the escrow will be released. To the extent that an investor purchases more than the dollar amount indicated in the Letter of Intent and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in sales charge will be used to purchase additional Class A Shares of the Fund at the then current public offering price subject to the rate of sales charge applicable to the actual amount of the aggregate purchases. For further information about Letters of Intent, interested investors should contact the Trust at 1-800-782-8183. This program, however, may be modified or eliminated at any time or from time to time by the Trust without notice.

RIGHT OF ACCUMULATION

      Pursuant to the right of accumulation, investors are permitted to purchase Class A Shares of the Fund at the public offering price applicable to the total of (a) the total public offering price of the Class A Shares of the Fund then being purchased plus (b) an amount equal to the then current net asset value of the "purchaser's combined holdings" of the Class A Shares of the HSBC family of funds that were subject to a sales charge, and any Class B Shares and/or Class C Shares of the HSBC family of funds held. Class A Shares sold to purchasers for whom HSBC or one of its affiliates acts in a fiduciary, advisory, custodial (other than retirement accounts), agency, or similar capacity are not presently subject to a sales charge. The "purchaser's combined holdings" described above shall include the combined holdings of the purchaser, the purchaser's spouse and children under the age of 21 and the purchaser's retirement plan accounts. To receive the applicable public offering price pursuant to the right of accumulation, shareholders must, at the time of purchase, give the Transfer Agent or the Distributor sufficient information to permit confirmation of qualification. This right of accumulation, however, may be modified or eliminated at any time or from time to time by the Trust without notice.

                              REDEMPTION OF SHARES

      A shareholder may redeem all or any portion of the shares in his account at any time at the net asset value next determined after a redemption order in proper form is furnished by the shareholder to the Transfer Agent, with

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respect to shares purchased directly through the Distributor, or to his securities broker or his Shareholder Servicing Agent, and is transmitted to and received by the Transfer Agent. Class A Shares may be redeemed without charge. Redemptions are effected on the same day the redemption order is received by the Transfer Agent provided such order is received prior to 4:00 p.m., New York time, on the Fund Business Day. Shares redeemed earn dividends up to and including the day prior to the day the redemption is effected.

      The proceeds of a redemption are normally paid from the Fund in U.S. dollars on the next Fund Business Day following the date on which the redemption is effected, but in any event within seven days. The right of any shareholder to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on such Exchange is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists. To be in a position to eliminate excessive expenses, the Trust reserve the right to redeem upon not less than 30 days' notice all shares in an account which has a value below $50, provided that such involuntary redemptions will not result from fluctuations in the value of Fund shares. A shareholder will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

      Unless shares have been purchased directly from the Distributor, a shareholder may redeem shares only by authorizing his securities broker, if applicable, or his Shareholder Servicing Agent to redeem such Shares on his behalf (since the account and records of such a shareholder are established and maintained by his securities broker or his Shareholder Servicing Agent). For further information as to how to direct a securities broker or a Shareholder Servicing Agent to redeem shares, a shareholder should contact his securities broker or his Shareholder Servicing Agent.

REDEMPTION FEE

      The Fund imposes a redemption fee of 2.00% of the total redemption amount (calculated at market value) if you sell or exchange your shares after holding them for less than 30 days.

SYSTEMATIC WITHDRAWAL PLAN

      Any shareholder who owns shares with an aggregate value of $10,000 or more may establish a Systematic Withdrawal Plan under which he redeems at net asset value the number of full and fractional shares which will produce the monthly, quarterly, semi-annual or annual payments specified (minimum $50.00 per payment). Depending on the amounts withdrawn, systematic withdrawals may deplete the investor's principal. Investors contemplating participation in this Plan should consult their tax advisers. No additional charge to the shareholder is made for this service.

REDEMPTION OF SHARES PURCHASED DIRECTLY THROUGH THE DISTRIBUTOR

      Redemption by Letter. Redemptions may be made by letter to the Transfer Agent specifying the dollar amount or number of Class A Shares to be redeemed, account number and the Fund. The letter must be signed in exactly the same way the account is registered (if there is more than one owner of the Shares, all must sign). In connection with a written redemption request, all signatures of all registered owners or authorized parties must be guaranteed by an Eligible Guarantor Institution, which includes a domestic bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association. The Fund's transfer agent, however, may reject redemption instructions if the guarantor is neither a member nor a participant in a signature guarantee program (currently known as "STAMP", "SEMP", or "NYSE MPS"). Corporations, partnerships, trusts or other legal entities may be required to submit additional documentation.

      Redemption by Wire or Telephone. An investor may redeem Class A Shares of the Fund by wire or by telephone if he has checked the appropriate box on the Purchase Application or has filed a Telephone Authorization Form with the Trust. These redemptions may be paid from the Fund by wire or by check. The Trust reserve the right to refuse telephone wire redemptions and may limit the amount involved or the number of telephone redemptions. The telephone redemption procedure may be modified or discontinued at any time by the Trust. Instructions for wire redemptions are set forth in the Purchase Application. The Trust employs reasonable procedures to confirm that instructions communicated by telephone are genuine. For instance, the following information must be verified by the shareholder or securities broker at the time a request for a telephone redemption is effected: (1) shareholder's

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


account number; (2) shareholder's social security number; and (3) name and account number of shareholder's designated securities broker or bank. If the Trust fails to follow these or other established procedures, it may be liable for any losses due to unauthorized or fraudulent instructions.

                          FINANCIAL GUARANTEE AGREEMENT

      The Fund guarantees that on the Guarantee Maturity Date, each shareholder will be entitled to redeem his or her shares for an amount no less than the value of that shareholder's account as of the Fund's close of business on November 30, 2006 (the business day before the beginning of the Guarantee Period) reduced to reflect expenses incurred by the Fund that are not covered by the Expense Limitation Agreement with the Adviser, provided that all dividends and distributions received from the Fund has been reinvested and no shares have been redeemed. The Fund's Guarantee is backed by an unconditional and
irrevocable financial guarantee insurance policy issued by       for the benefit
of the shareholders of the Fund (the "Insurance Policy"). The Fund will pay a fee equal to 0.75% per annum of the average daily net assets of the Fund during the Guarantee Period for providing the Insurance Policy. The Insurance Policy is unconditional and irrevocable. However, the Fund's Trustees and may agree to amend the Insurance Policy at any time without a vote of
shareholders                                                                 .

           , the Adviser and the Trust have entered into a Financial Guarantee Agreement specifying the rights and obligations of the parties with respect to the Fund. The terms of the Financial Guarantee Agreement limit the manner in which the Fund may be managed during the Guarantee Period. The Financial
Guarantee Agreement also may be revised by the Trustees and       without a vote
of shareholders.

      In the event       defaults on the Financial Guarantee Agreement,
shareholders may not receive the Guarantee Amount.

                                RETIREMENT PLANS

      Shares of the Fund may be offered in connection with tax-deferred retirement plans. Application forms and further information about these plans, including applicable fees, are available from the Trust or the Sponsor upon request. The tax law governing tax-deferred retirement plans is complex and changes frequently. Before investing in the Fund through one or more of these plans, an investor should consult his or her tax adviser.

INDIVIDUAL RETIREMENT ACCOUNTS

      Shares of the Fund may be used as the Funding medium for an IRA. An Internal Revenue Service-approved IRA plan may be available from an investor's Shareholder Servicing Agent. In any event, such a plan is available from the Sponsor naming BISYS as custodian. The minimum initial investment for an IRA is $250; the minimum subsequent investment is $100. In general, IRAs are available to individuals who receive compensation or earned income and their spouses whether or not they are active participants in a tax- qualified or Government-approved retirement plan. In general, an IRA contribution by an individual who participates, or whose spouse participates, in a tax-qualified or Government-approved retirement plan may not be deductible, in whole or in part, depending upon the individual's income. Individuals also may establish an IRA to receive a "rollover" contribution of distributions from another IRA or a qualified plan. Tax advice should be obtained before planning a rollover or determining contribution limits.

DEFINED CONTRIBUTION PLANS

      Investors who are self-employed may purchase shares of the Fund for retirement plans for self-employed persons which are known as defined contribution plans (formerly Keogh or H.R. 10 Plans). HSBC offers a prototype plan for money purchase and profit sharing defined contribution plans. The rules governing these plans are complex, and a tax adviser should be consulted.

SECTION 457 PLAN, 401(K) PLAN, 403(B) PLAN

      The Fund may be used as investment vehicle for certain deferred compensation plans provided for by Section 457 of the Internal Revenue Code of 1986, as amended, (the "Code") with respect to service for state governments, local governments, rural electric cooperatives and political subdivisions, agencies, instrumentalities, tax-exempt

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


organizations and certain affiliates of such entities. The Fund may also be used as investment vehicle for both 401(k) plans and 403(b) plans.

                           DIVIDENDS AND DISTRIBUTIONS

      Dividends substantially equal to the Fund's net investment income earned during the month are distributed in that month to the Fund's shareholders of record. Generally, the Fund's net investment income consists of the interest and dividend income it earns, less expenses. In computing interest income, premiums are not amortized nor are discounts accrued on long-term debt securities in the Fund, except as required for federal income tax purposes.

      The Fund's net realized capital gains, if any, are distributed to shareholders annually. Additional distributions are also made to the Fund's shareholders to the extent necessary to avoid application of the 4% non-deductible federal excise tax on certain undistributed income and net capital gains of regulated investment companies. Shares begin accruing dividends on the day they are purchased. For the Fund, dividends are distributed monthly. Unless a shareholder elects to receive dividends in cash (subject to the policies of the shareholder's Shareholder Servicing Agent or securities broker), dividends are distributed in the form of additional shares of the Fund at the rate of one share (and fraction thereof) of the Fund for each one dollar (and fraction thereof) of dividend income.

      Certain mortgage-backed securities may provide for periodic or unscheduled payments of principal and interest as the mortgages underlying the securities are paid or prepaid. However, such principal payments (not otherwise characterized as ordinary discount income or bond premium expense) will not normally be considered as income to the Portfolios and therefore will not be distributed as dividends to the shareholders of the Fund that invest in the Portfolios. Rather, these payments on mortgage-backed securities generally will be reinvested by the Portfolios in accordance with its investment objective and policies.

              DESCRIPTION OF SHARES, VOTING RIGHTS, AND LIABILITIES

      The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.001 per share) and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. The shares of each series participate equally in the earnings, dividends and assets of the particular series. Currently, the Trust has 27 series of shares. The separate series of the Trust constitute a separately managed "Fund". The Trust reserves the right to create additional series of shares. Currently, the Fund issues one class of shares as described under "General Information."

      Each share of each class of the Fund, if applicable, represents an equal proportionate interest in the Fund with each other share. Shares have no preference, preemptive, conversion or similar rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote. The Trust is not required and has no current intention to hold annual meetings of shareholders, although the Trust will hold special meetings of Fund shareholders when in the judgment of the Trustees of the Trust it is necessary or desirable to submit matters for a shareholder vote. Shareholders of each series generally vote separately, for example, to approve investment advisory agreements or changes in fundamental investment policies or restrictions, but shareholders of all series may vote together to the extent required under the 1940 Act, such as in the election or selection of Trustees, principal underwriters and accountants for the Trust. Under certain circumstances the shareholders of one or more series could control the outcome of these votes. Shares of each class of a series represent an equal pro rata interest in such series and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, terms and conditions, except that: (a) each class shall have a different designation; (b) each class of shares shall bear any class expenses; and (c) each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangement, and each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

      Under the Trust's Declaration of Trust, the Trust is not required to hold annual meetings of Fund shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or its Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect

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


Trustees (i) to fill any existing vacancies on the Board if after filling the vacancy, less than two-thirds of the Trustees then holding office would have been elected by shareholders, or (ii) if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Trust's Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.

      The Trust's shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

      Shareholders of the Fund has under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders of the Trust in connection with requesting a meeting of shareholders of the Trust for the purpose of removing one or more Trustees. Shareholders of the Trust also have the right to remove one or more Trustees without a meeting by a declaration in writing subscribed to by a specified number of shareholders. Upon liquidation or dissolution of the Fund, shareholders of the Fund would be entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

      The Trust's Declaration of Trust provides that, at any meeting of shareholders of the Fund or the Trust, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are otherwise not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements.

      The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

                                    TAXATION

      Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax adviser with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

TAX STATUS OF THE FUND

      The Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, foreign currencies, net income derived from an interest in a qualified publicly traded partnership or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer,

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


and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies), in two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses or of one or more qualified publicly traded partnerships.

      If for any taxable year the Fund does not qualify for federal tax treatment as a regulated investment company, all of the Fund's net taxable investment income will be subject to federal and, potentially, state income tax at regular corporate rates without any deduction for distributions to its shareholders. In such event, dividend distributions (including amounts derived from interest on municipal securities) would be taxable to the Fund's shareholders to the extent of the Fund's current and accumulated earnings and profits.

      As a regulated investment company, the Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. The Fund intends to distribute all or substantially all of such income.

      Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirement.

      A distribution will be treated as paid on December 31 of a calendar year if it is declared by the Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such a distribution will be taxable to shareholders in the calendar year in which the distribution is declared, rather than the calendar year in which it is received.

DISTRIBUTIONS IN GENERAL

      Distributions of investment company taxable income are generally taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares (see below for information concerning reduced rates of tax for certain dividends exempt-interest dividends and capital gain dividends). Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations, may, subject to limitation, be eligible for the dividends received deduction. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

      Generally, the maximum tax rate for individual taxpayers on long-term capital gains and on certain qualifying dividends on corporate stock is 15%. These rates do not apply to corporate taxpayers. The Fund will be able to separately designate distributions of any qualifying long-term capital gains or any qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from Funds investing in bonds and other debt instruments will not generally qualify for the lower rates. Note that distributions of earnings from dividends paid by "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the U.S., and corporations eligible for the benefits of a comprehensive income tax treaty with the United States which satisfy certain other requirements. Passive foreign investment companies are not treated as "qualified foreign corporations." It is not anticipated that any of the Fund's distributions will be treated as qualifying dividends.

      The excess of net long-term capital gains over net short-term capital losses realized, distributed and properly designated by the Fund, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held Fund shares. Capital gain distributions made to individuals are subject to a maximum federal income tax rate of 15% under current law. Net capital gains from assets held for one year or less will be taxed as ordinary income.

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      Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

      If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by the Fund, such distribution generally will be taxable even though it represents a partial return of invested capital. Investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.

DISPOSITIONS

      Upon a redemption, sale or exchange of shares of the Fund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and the rate of tax will depend upon the shareholder's holding period for the shares. If an individual shareholder has held the shares as a capital asset for more than 12 months, the maximum current federal income tax rate is 15%. Any loss realized from a disposition of Fund shares that were held for six months or less will be disallowed to the extent that dividends received from the Fund are designated as exempt-interest dividends. Any loss realized on a redemption, sale or exchange also will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds Fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term loss to the extent of such distribution.

      If, within 90 days after purchasing Fund shares with a sales charge, a shareholder exchanges the shares and acquires new shares at a reduced (or without any) sales charge pursuant to a right acquired with the original shares, then the shareholder may not take the original sales charge into account in determining the shareholder's gain or loss on the disposition of the shares. Gain or loss will generally be determined by excluding all or a portion of the sales charge from the shareholder's tax basis in the exchanged shares, and the amount excluded will be treated as an amount paid for the new shares.

BACKUP WITHHOLDING

      The Fund generally will be required to withhold federal income tax at a rate of 28% ("backup withholding") from dividends paid (other than exempt-interest dividends), capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number or social security number,
(2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

OTHER TAXATION

      Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above, including the likelihood that ordinary income dividends to them would be subject to withholding of U.S. tax at a rate of 30% (or a lower treaty rate, if applicable). Subject to certain limitations, dividends payable to certain non-U.S. shareholders may be exempt from withholding of U.S. tax through 2007 to the extent such dividends are attributable to interest or short-term capital gains. Note that the 15% rate of tax applicable to certain dividends (discussed above) does not apply to dividends paid to foreign shareholders.

FUND INVESTMENTS

      Market Discount. If the Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount." If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as

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ordinary income (not capital gain) by the Fund in each taxable year in which the
Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or
(ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount" not previously taken into account.

      Original Issue Discount. Certain debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by the Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

      Options Futures and Forward Contracts. Any regulated futures contracts and certain options (namely, non-equity options and dealer equity options) in which the Fund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

      Transactions in options, futures and forward contracts undertaken by the Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

      Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to the Fund that did not engage in such transactions.

      Certain hedging activities may cause a dividend that would otherwise be subject to the lower tax rate applicable to a "qualifying dividend," to instead be taxed at the rate of tax applicable to ordinary income.

      Constructive Sales. Under certain circumstances, the Fund may recognize gain from a constructive sale of an "appreciated financial position" it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transactions if such transaction is closed before the end of the 30th day after the close of the Fund's taxable year and the Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction was closed.

      Alternative Minimum Tax. While the interest on bonds issued to finance essential state and local government operations is generally tax-exempt, interest on certain nonessential or private activity securities issued after August 7, 1986, while exempt from the regular federal income tax, constitutes a tax-preference item for taxpayers in determining alternative minimum tax liability under the Code and income tax provisions of several states. The interest on private activity securities could subject a shareholder to, or increase liability under, the federal alternative minimum tax, depending on the shareholder's tax situation.

      All distributions derived from interest exempt from regular federal income tax may subject corporate shareholders to or increase their liability under, the alternative minimum tax and environmental tax because these distributions are included in the corporation's adjusted current earnings. The Fund will inform shareholders annually as to the dollar amount of distributions derived from interest payments on private activity securities.

SPECIAL TAX CONSIDERATIONS

      Payment Under the Financial Guarantee Insurance Policy. If _____ makes a payment to the Fund in connection with the Guarantee, the payment will likely be considered to reduce the Fund's losses on securities transactions or in the absence of losses be treated as additional income from securities. A portion or all of such a payment may be treated as ordinary income of the fund, in which case (i) that amount will not be offset by any capital losses in computing the amount that the fund must distribute to shareholders, and (ii) any distribution resulting from that amount will be taxable as ordinary income, rather than capital gain, in the hands of shareholders. However, if the IRS took the position that a payment in connection with the Guarantee is not income from investments in securities, or that the _____ financial guarantee insurance policy is a nonqualifying asset for "regulated investment company" purposes, the fund could fail to qualify as a "regulated investment company," with the adverse tax consequences discussed above.

                                OTHER INFORMATION

CAPITALIZATION

      The Trust is a Massachusetts business trust established under a Declaration of Trust dated April 22, 1987, as a successor to two previously-existing Massachusetts business trusts, Fund Trust Tax-Free Trust (organized on July 30, 1986) and Fund Vest (organized on July 17, 1984, and since renamed Fund Source). Prior to October 3, 1994 the name of the Investor Trust was "Fund Trust". Prior to April 12, 2001, the name of the Investor Trust was Republic Funds.

      The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) and classes of shares within each series at any time in the future. Establishment and offering of additional class or series will not alter the rights of the Fund's shareholders. When issued, shares are fully paid, nonassessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In liquidation of the Fund, each shareholder is entitled to receive his pro rata share of the net assets of the Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      The Board of Trustees has appointed KPMG LLP as the independent registered public accounting firm of the Trust for the fiscal year ending October 31, 2006. KPMG LLP will audit the Trust's annual financial statements, prepare the Trust's income tax returns, and assist in the filings with the Securities and Exchange Commission. KPMG LLP's address is 191 West Nationwide Blvd., Suite 500, Columbus, OH 43215.

COUNSEL

      Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, passes upon certain legal matters in connection with the shares offered by the Trust, and also acts as counsel to the Trust. Blank Rome LLP, 405 Lexington Avenue, New York, New York 10174, acts as counsel to the Independent Trustees of the Trust.

CODE OF ETHICS

      The Trust, and each of the Adviser, the Sub-Adviser and BISYS have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Adviser, and BISYS from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code). Such persons are prohibited from effecting certain transactions, allowed to effect certain exempt transactions, required to pre-clear certain transactions and to report certain transactions on a regular basis.

REGISTRATION STATEMENT

      This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the Securities and Exchange Commission under the 1933 Act with respect to shares of the Fund, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The registration statement, including the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C. or on the SEC's website at http://www.sec.gov.

    Statements contained herein and in the Prospectuses as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document which was filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS

      The Fund's audited financial statements will be provided without charge, when available, to each shareholder of the Fund or person receiving this Statement of Additional Information on or after the date of such availability.

SHAREHOLDER INQUIRIES

      All shareholder inquiries should be directed to the Trust, P.O. Box 182845, Columbus, Ohio 43218-2845.

GENERAL AND ACCOUNT INFORMATION: (800) 782-8183 (TOLL/FREE)

APPENDIX A

DESCRIPTION OF SECURITY RATINGS

STANDARD & POOR'S RATING SERVICES (S&P)

Corporate and Municipal Bonds

AAA An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA An obligation rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A An obligation rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB An obligation rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB An obligation rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Plus (+) or The ratings from 'AA' to 'BB' may be modified by the addition of a plus or minus sign to show relative standing within

Minus (-) he major rating categories.

Corporate and Municipal Notes

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3        Speculative capacity to pay principal and interest.

Note: A S&P rating reflects the liquidity factors and market risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term rating.

Commercial Paper

A I Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

A-3 Issues carrying this designation have adequate capacity for timely payment. However, they are more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Variable Rate Demand Obligations:

S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (i.e., 'AAA/A-1+). With short term demand debt, note rating symbols are used with the commercial paper symbols (i.e., 'SP-1+/A-1+).

MOODY'S INVESTORS SERVICE

U.S. Municipal Bonds

Aaa Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issuers or issues.

Baa Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ba Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Note Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through Bb. The modifier 1 indicates that the obligation rates in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Municipal Notes

MIG 1/ This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly VMIG1 1reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/ This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding VMIG 2 group.

MIG 3/ This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access VMIG 3 for refinancing is likely to be less well-established.

Note: A two component rating is assigned to variable demand obligations (VRDOs). The first element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG rating expire at note maturity, while VMIG ratings expirations will be a function of each issuer's specific structural or credit features.

Commercial Paper

Prime-1 Issuers rated P-1 (or supporting institutions) have a superior ability for repayment of short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                  Leading market positions in well established industries.

                  High rates of return on funds employed.

                  Conservative capitalization structure with moderate reliance on debt and ample asset protection.

                  Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                  Well established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime   Issuers rated "Not Prime" do not fall within any of the Prime rating categories.

FITCH, INC.

Long Term Credit Ratings (includes U.S. Public Finance securities)

AAA Highest credit quality. 'AAA' denotes the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. Single 'A' rating denote low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than higher ratings.

BBB Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Plus (+) or Plus and minus signs may be appended to denote relative status within major ratings categories. Plus and minus signs, Minus (-) however, are not added to the 'AAA' category.

Short-Term Credit Ratings (includes Note & Commercial Paper)

F-1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added plus (+) sign to denote exceptionally strong credit feature.

F-2 Good credit quality. Indicates a satisfactory capacity for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" or F-1" ratings.

F-3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

Plus (+) The plus sign may be appended to a 'F-1' category to denote relative status within the category.

Variable Rate Demand Obligations

Variable rate demand obligations and other securities which contain a demand feature will have a dual rating, such as 'AAA/F1+'. The first rating denotes long-term ability to make principal and interest payments. The second rating denotes ability to meet a demand feature in full and on time.

APPENDIX B

DESCRIPTION OF MUNICIPAL OBLIGATIONS

      Municipal Obligations include bonds, notes and commercial paper issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income taxes (without regard to whether the interest thereon is also exempt from the personal income taxes of any state). Municipal Obligation bonds are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Obligation bonds may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to loan to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, industrial facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities, hazardous waste treatment or disposal facilities, and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Such obligations are included within the term Municipal Obligations if the interest paid thereon qualifies as exempt from regular federal income tax. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute Municipal Obligations, although the current federal tax laws place substantial limitations on the size of such issues.

      The two principal classifications of Municipal Obligation bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its good faith, credit and taxing, power for the payment of principal and interest. The payment of the principal of and interest on such bonds may be dependent upon an appropriation by the issuer's legislative body. The characteristics and enforcement of general obligation bonds vary according to the law applicable to the particular issuer. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Industrial development bonds which are Municipal Obligations are in most cases revenue bonds and do not generally constitute the pledge of the credit of the issuer of such bonds. There are, of course, variations in the security of Municipal Obligations, both within a particular classification and between classifications, depending" on numerous factors.

      Municipal Obligation notes generally are used to provide for short-term capital needs and generally have maturities of one year or less. Municipal Obligation notes include:

      1. Tax Anticipation Notes. Tax Anticipation Notes are issued to finance operational needs of municipalities. Generally, they are issued in anticipation of the receipt of various tax revenues, such as property, income, sales, use and business taxes.

      2. Revenue Anticipation Notes. Revenue Anticipation Notes are issued in expectation of receipt of dedicated revenues, such as state aid or federal revenues available under federal revenue sharing programs.

      3. Tax And Revenue Anticipation Notes. Tax and Revenue Anticipation Notes are issued by the State to fund its day-to-day operations and certain local assistance payments to its municipalities and school districts. Such Notes are issued in anticipation of the receipt of various taxes and revenues, such as personal income taxes, business taxes and user taxes and fees.

      4. Bond Anticipation Notes. Bond Anticipation Notes are issued to provide interim financing until long-term bond financing can be arranged. Long-term bonds or renewal Bond Anticipation Notes provide the money for the repayment of the Notes.

      Issues of commercial paper typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by agencies of state and local governments to finance seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, Municipal Obligation commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

      The yields on Municipal Obligations are dependent on a variety of factors, including general market conditions, supply and demand and general conditions of the Municipal Obligation market, size of a particular offering, the maturity of the obligation and rating (if any) of the issue. The ratings of Moody's Investors Service, Standard & Poor's Rating Services and Fitch, Inc. represent their opinions as to the quality of various Municipal Obligations. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, Municipal Obligations with the same maturity, coupon and rating may have different yields while Municipal Obligations of the same maturity and coupon with different ratings may have the same yield.

APPENDIX C

HSBC INVESTOR FUNDS, HSBC ADVISOR FUNDS TRUST AND HSBC INVESTOR PORTFOLIOS PROXY VOTING POLICY

      The Trust delegates the authority to vote proxies related to portfolio securities of each series (the "Funds") of the Trust to HSBC Asset Management (Americas) Inc. ("HSBC"), which in turn delegates proxy voting authority for some Funds of the Trust to a Sub-Adviser retained to provide day-to-day portfolio management for that Fund. The Boards of Trustees (the "Board") adopt the proxy voting policies and procedures of HSBC and the Sub-Advisers as the proxy voting policies and procedures that will be used by each of these respective entities when exercising voting authority on behalf of the Fund. These policies and procedures are attached hereto.

      The Board will provide the Trust's consent to vote in matters where HSBC or a Sub-Adviser seeks such consent because of a conflict of interest that arises in connection with a particular vote, or for other reasons.

APPENDIX D

HSBC ASSET MANAGEMENT (AMERICAS) INC., PROXY POLICY

                       PROXY VOTING POLICY AND PROCEDURES

      The purpose of these proxy voting procedures is to insure that HSBC Investments (USA) Inc., as a fiduciary under common law, the Investment Advisors Act of 1940, as amended, and the Employee Retirement Income Securities Act, as amended, fulfills its responsibility to its clients in connection with the analysis of proposals submitted by management, and others, to shareholders for approval and properly executes and delivers proxy ballots in connection therewith.

      As long as there is no provision to the contrary in the Charter, By-Laws, Trust Agreement, Plan Documents, Partnership Agreement or other controlling documents which create the legal entity with which we are dealing, the power to vote on proposals presented to shareholders through the proxy solicitation process will be considered by the Manager to be an integral part of the Manager's investment responsibility, recognizing that certain proposals, if implemented, may have a substantial impact on the market valuation of portfolio securities and that in such situations the right to vote is considered a plan asset.

      Certain portfolios ("Fund of Funds") primarily invest a majority of their assets in non-voting securities of other unregistered investment vehicles ("Sub-Funds") which have investors other than the Fund of Funds. Sub-Funds typically do not submit matters to investors for vote. In the event that a Sub-Fund submits a matter to its investors for vote and the Fund of Fund holds voting interests in the Sub-Fund, the vote will be made in a way that we believe is in the best interest of the Fund of Funds.

Proxy Voting Policy

      It is the policy of HSBC Investments (USA) Inc. to vote all proxies for the exclusive benefit of the accounts whose assets we manage. In most, if not all, cases this will mean that the proposals which maximize the value of the securities which we hold will be approved without regard to non-economic considerations. However, we recognize that our performance as a fiduciary will be measured, not by the performance of any single investment, but by our overall performance as a "prudent man".

      HSBC Investments (USA) Inc. will generally not favor proposals which are designed to make it difficult for a company to be acquired or which have a tendency to entrench current management at the expense of securities holders. Therefore, HSBC Investments (USA) Inc. will generally vote against proposals concerning instituting "poison pills", classified boards of directors, blank check preferred stock, unequal voting rights, elimination of shareholder action by written consent, prohibition of shareholder special meetings, granting stock options at less that fair market value, exchanging underwater stock options, and the pyramiding of stock options by management. Super majority proposals will be evaluated on a case-by-case basis, as will increases in authorized common stock, anti-greenmail provisions, re-incorporation or re-organization proposals and acceleration of options vesting upon change of control.

      In the above-indicated situations and those of similar import to shareholders, the designated portfolio manager/analyst responsible for making the decision on how securities will be voted will make a written record of his rationale for voting and will be responsible for maintaining adequate documentation concerning his review of the indicated proposal(s). It is the responsibility of the designated portfolio manager/analyst to make a written record of any contact during the proxy voting period with any proponents or opponents of propositions and to keep these records with the retained proxy statements. Prior to the execution of the proxy in contested or controversial situations, the President of HSBC Asset Management (Americas) Inc. will be consulted concerning the vote and will have the final authority over the voting on such proposals.

      Appropriate instructions will then be forwarded to the proxy control designee who will ensure that the proxy cards for the particular solicitation are properly completed, the proper notation of votes is made in our client records and the proxy ballots(s) are forwarded back to the proxy tallying company in a timely fashion.

New Account Procedures

      All new accounts will be forwarded a copy of the standard Investment Management Agreement, which will contain a paragraph affording the client the opportunity to affirmatively convey the authority to vote proxies to HSBC Asset Management (Americas) Inc. Should a client wish to withhold proxy voting authority, the client should be instructed to strike out the applicable paragraph and to initial that change on the contract. In the event that the client presents HSBC Asset Management (Americas) Inc. with a standard form of management agreement which the client prefers to use, the agreement will be checked to ensure that it contains language similar to our standard contractual language on proxy voting and if it does not, that omission will be brought to the attention of the client. In the event that the client refuses to amend their agreement to reflect an election concerning proxy voting, we will forward to the client a separate document with the paperwork for the account on which the client will be asked to make an election in connection with proxy voting.

      Upon return of the executed agreement the client records in the administrative database will be coded to reflect the client's delegation of voting authority or the withholding thereof. This coding will also assist in the periodic reporting of the firm's positions in connection with Section 13 of the Securities Exchange Act of 1934. In the event that the proxy voting authority is conveyed to the investment manager, the manager will immediately notify, in writing, the fund custodian and instruct the custodian to immediately execute any proxy cards received as a result of client securities holdings, as the custodian will be in most, if not all, cases the record owner, and to forward such executed cards to the investment manager for the final election and submission to the proxy tallying company. The record of the custodian notification will be kept in the client's contract file.

Proxy Handling Procedures

      All proxy statements and proxy cards received by the mailroom will immediately be forwarded to the proxy control designee who has been designated to receive such materials. This material will immediately be logged in and a record will be made of the proposals, in abbreviated form, contained in the proxy statement. The position of all clients as of the record date will immediately be ascertained as will the total amount of shares over which the manager has discretionary authority. The proxy statement, ballot and tally of shares to be voted will be forwarded to the portfolio manager/analyst who will be responsible for evaluating and voting on all proposals. Proxy material containing only non-contested, non-controversial proposals will immediately be voted as the portfolio manager/analyst sees fit, the material will be returned to the proxy control designee, who will check to ensure that the proxy card has been properly executed and then return the executed proxy card to the proxy tallying company. The proxy statement, a copy of the proxy ballot and any other material generated in connection with proxy voting will be maintained in a central file, and all such material will be retained for at least one year.

APPENDIX E

                      [insert Sinopia Proxy Voting Policy]

                                     PART C
                                Other Information

ITEM 23. EXHIBITS

(a)(1) Amended and Restated Declaration of Trust, with establishments and designations of series and further amendments. (1)

(a)(2) Establishment and designation of series for HSBC Investor Overseas Equity Fund and HSBC Investor Opportunity Fund. (5)

(a)(3) Establishment and designation of series for HSBC Investor Money Market Fund. (10)

(a)(4) Establishment and designation of series for HSBC Investor Mid-Cap Fund.
(10)

(a)(5) Establishment and designation of series for HSBC Investor Intermediate Duration Fund (f/k/a HSBC Limited Maturity Fund), and HSBC Investor California Tax-Free Money Market Fund. (11)

(a)(6) Establishment and designation of series for HSBC Investor U.S. Treasury Money Market Fund and HSBC Investor Growth and Income Fund. (11)

(a)(7) Establishment and designation of series for HSBC Investor Growth Fund, HSBC Investor Value Fund and HSBC Investor Cash Management Fund. (15)

(a)(8) Establishment and designation of series for HSBC Investor Tax-Free Money Market Fund. (16)

(a)(9) Establishment and designation of series for HSBC Investor Aggressive Growth Strategy Fund, HSBC Investor Moderate Growth Strategy Fund, HSBC Investor Growth Strategy Fund, HSBC Investor Conservative Growth Strategy Fund and HSBC Investor Conservative Income Strategy Fund. (20)

(a)(10) Establishment and designation of series for HSBC Investor High Yield Fixed Income Fund (f/k/a HSBC Investor High Income Fund). (23)

(a)(11) Amendment to Amended and Restated Declaration of Trust, renaming the HSBC Investor High Income Fund as the HSBC Investor High Yield Fixed Income Fund. (28)

(a)(12) Establishment and designation of series for HSBC Investor Short Duration Fixed Income Fund and HSBC Investor Core Fixed Income Fund and renaming the HSBC Investor Limited Maturity Fund and HSBC Investor Bond Fund as the HSBC Investor Intermediate Duration Fixed Income Fund and HSBC Investor Core Plus Fixed Income Fund, respectively. (25)

(a)(13) Establishment and designation of series for HSBC Investor Global Emerging Markets Fixed Income Fund, HSBC Investor Global Fixed Income Fund (U.S. Dollar Hedged) and HSBC Investor Global Fixed Income Fund. (to be filed by amendment)

(a)(14) Establishment and designation of series for HSBC Investor Principal Guaranteed Fund 2011 (to be filed by amendment)

(b) By-Laws. (1)

(c) Specimen certificate of shares of beneficial interest of HSBC Investor Funds. (1)

(d)(1) Amended and Restated Master Investment Advisory Contract dated December 10, 2001 between HSBC Investor Portfolios and HSBC Investments (USA) Inc. (26).

(d)(1)(i) Investment Advisory Contract Supplements regarding HSBC Investor Core Fixed Income Portfolio and HSBC Investor Short Duration Portfolio. (25)

(d)(1)(ii) Investment Advisory Contract Supplements regarding HSBC Investor Intermediate Duration Fixed Income Portfolio (formerly HSBC Investor Limited Maturity Portfolio), HSBC Investor Core Plus Fixed Income Portfolio (formerly HSBC Investor Fixed Income Portfolio), HSBC Investor International Equity Portfolio and Small Cap Equity Portfolio. (26)

(d)(1)(iii) Investment Advisory Contract Supplement regarding HSBC Investor High Yield Fixed Income Portfolio (formerly HSBC Investor High Income Portfolio).
(28)

(d)(1)(iv) Investment Advisory Contract Supplements regarding HSBC Investor Growth Portfolio and HSBC Investor Value Portfolio. (15)

(d)(2) Amended and Restated Master Investment Advisory Contract dated March 1, 2001 between HSBC Investor Funds and HSBC Investments (USA) Inc. (13)

(d)(2)(i) Investment Advisory Contract Supplements regarding HSBC Investor Growth and Income Fund and HSBC Investor U.S. Treasury Money Market Fund. (11)

(d)(2)(ii) Investment Advisory Contract Supplements regarding HSBC Investor Money Market Fund, HSBC Investor U.S. Government Fund, HSBC Investor U.S. Treasury Money Market Fund, HSBC Investor New York Tax-Free Money Market Fund and HSBC Investor New York Tax-Free Bond Fund. (13)

(d)(2)(iii) Investment Advisory Contract Supplement regarding HSBC Investor Cash Management Fund. (15)

(d)(2)(iv) Investment Advisory Contract Supplement regarding HSBC Investor Tax-Free Money Market Fund (16)

(d)(2)(v) Investment Advisory Contract Supplement regarding HSBC Investor Aggressive Growth Strategy Fund, HSBC Investor Moderate Growth Strategy Fund, HSBC Investor Growth Strategy Fund, HSBC Investor Conservative Growth Strategy Fund and HSBC Investor Conservative Income Strategy Fund (20)

(d)(2)(vi) Investment Advisory Contract Supplements regarding HSBC Investor Global Emerging Markets Fixed Income Fund, HSBC Investor Global Fixed Income Fund (U.S. Dollar Hedged) and HSBC Investor Global Fixed Income Fund. (to be filed by amendment)

(d)(2)(vii) Investment Advisory Contract Supplement regarding HSBC Investor Principal Guaranteed Fund 2011 (to be filed by amendment)

(d)(3) Subadvisory Agreement between Westfield Capital Management, LLC, Inc. and HSBC Investments (USA) Inc. regarding HSBC Investor Small Cap Equity Portfolio.
(14)

(d)(4) Subadvisory Agreement between NWQ Investment Management Co., LLC and HSBC Investments (USA) Inc. regarding HSBC Investor Value Portfolio. (25)

(d)(5) Subadvisory Agreement between Waddell & Reed Investment Management Company and HSBC Investments (USA) Inc. regarding HSBC Investor Growth Portfolio. (21)

(d)(6) Subadvisory Agreement between AllianceBernstein Investment Research and Management and HSBC Investments (USA) Inc. regarding HSBC Investor International Equity Portfolio. (22)

(d)(7) Subadvisory Agreement between Transamerica Investment Management, LLC and HSBC Investments (USA) Inc. regarding HSBC Investor Growth and Income Fund. (25)

(d)(8) Subadvisory Agreement between Munder Capital Management, and HSBC Investments (USA) Inc. regarding HSBC Investor Mid-Cap Fund. (25)

(d)(9) Form of Fee Waiver Agreement dated February 28, 2006 between HSBC Investments (USA) Inc. and HSBC Investor Funds, on behalf of the HSBC Investor Growth and Income Fund and HSBC Investor Mid-Cap Fund. (28)

(d)(10) Subadvisory Agreement between HSBC Investments (USA) and Sinopia Asset Management regarding HSBC Investor Principal Guaranteed Fund 2011 (to be filed by amendment)

(e)(1) Form of Selling Agreement. (21)

(e)(2) Form of Dealer Agreement. (21)

(e)(3) Distribution Agreement dated December 12, 2005 between HSBC Investor Funds and BISYS Fund Services Limited Partnership. (25)

(f) Not applicable.

(g)(1) Custodian Agreement between HSBC Investor Funds and HSBC Bank USA, N.A. (formerly Republic National Bank of New York). (8)

(g)(2) Custodian Agreement among HSBC Investor Portfolios, HSBC Investor Funds and Investors Bank & Trust Company on behalf of HSBC Investor High Yield Fixed Income Portfolio, HSBC Investor High Yield Fixed Income Fund and HSBC Investor High Yield Fixed Income Fund, Ltd. dated November 1, 2005. (25)

(h)(1) Service Agreement. (1)

(h)(2) Amended and Restated Operational Support Services Agreement dated June 16, 2003 between HSBC Investments (USA) Inc. and HSBC Investor Money Market Fund, HSBC Investor U.S. Government Money Market Fund, HSBC Investor New York Tax-Free Money Market Fund, HSBC Investor U.S. Treasury Money Market Fund, HSBC Investor California Tax-Free Money Market Fund, and HSBC Investor Cash Management Fund. (28)

(h)(3) First Amended and Restated Master Services Agreement dated July 1, 2005 among BISYS Fund Services Ohio, Inc., HSBC Investor Funds, HSBC Investor Portfolios and HSBC Advisor Funds Trust. (28)

(h)(3)(i) Amendment to the First Amended and Restated Master Services Agreement dated December 12, 2005. (27)

(h)(4) Omnibus Fee Agreement dated April 1, 2003 among BISYS Fund Services Ohio Inc., BISYS Fund Services (Cayman) Limited, HSBC Investor Funds, HBC Investor Portfolios and HSBC Advisor Funds Trust. (21)

(h)(4)(i) Amendment dated July 1, 2005 to the Omnibus Fee Agreement dated April 1, 2003. (25)

(h)(5)(i) Expense Limitation Agreement dated as of February 28, 2006 with respect to the HSBC Investor Funds. (28)

(h)(5)(ii) Expense Limitation Agreement with respect to the Global Fixed Income Funds. (to be filed by amendment)

(h)(5)(iii) Expense Limitation Agreement with respect to the HSBC Investor Principal Guaranteed Fund 2011 (to be filed by amendment)

(h)(6) Administration Services Agreement dated July 1, 2005 between HSBC Investments (USA) Inc. and HSBC Investor Funds. (25)

(h)(7) Sub-Administration Services Agreement between BISYS Fund Services Ohio, Inc. and HSBC Investments (USA) Inc. dated July 1, 2005. (25)

(h)(7)(i) Amendment to Sub-Administration Services Agreement dated December 12, 2005. (28)

(h)(8) Compliance Services Agreement dated June 22, 2004 among HSBC Investor Portfolios, HSBC Investor Funds, HSBC Advisor Funds Trust and BISYS Fund Services Ohio, Inc. (25)

(h)(8)(i) Amendment to the Compliance Services Agreement dated December 12, 2005. (25)

(h)(9) Form N-Q Services Agreement dated July 1, 2005 among BISYS Fund Services Ohio, Inc., HSBC Investor Funds, HSBC Investor Portfolios and HSBC Advisor Funds Trust and HSBC Investments (USA) Inc. (28)

(h)(10) Financial Guarantee Agreement among Sinopia Asset Management, the HSBC Investor Principal Guarantee Fund 2011 and ___________Assurance Corporation (to be filed by amendment)

(i)(i) Opinion and Consent of counsel with respect to the HSBC Investor Global Emerging Markets Fixed Income Fund, HSBC Investor Global Fixed Income Fund (U.S. Dollar Hedged) and HSBC Investor Global Fixed Income Fund. (to be filed by amendment)

(i)(ii) Opinion and Consent of counsel with respect to the HSBC Investor Principal Guaranteed Fund 2011 (to be filed by amendment)

(j) (1) Consent of KPMG. (28)

(j) (2) Consent of KPMG LLP, Independent Registered Public Accounting Firm of __________ (to be filed by amendment)

(j) (3) Power of Attorney dated May 19, 2006. (29)

(k) Financial Statements of _________________ is a subsidiary of ______ Financial Group, Inc. ("________"). __________ files periodic reports which include ___________ consolidated financial statements, under the Securities and Exchange Act of 1934. ____________ consolidated financial statements and all information related thereto as filed by __________ with the Securities and Exchange Commission (__________) (to be incorporated by reference in a supplemental filing).

(l) Not applicable.

(m)(1) Master Distribution Plan relating to Class A Shares dated December 12, 2005. (25)

(m)(2) Master Distribution Plan relating to Class B Shares dated December 12, 2005. (25)

(m)(3) Master Distribution Plan relating to Class C Shares dated December 12, 2005. (25)

(n)(1) Amended and Restated Multiple Class Plan. (25)

(o) Reserved.

(p)(1) Code of Ethics for HSBC Investor Funds, HSBC Advisor Funds Trust, and HSBC Portfolios. (22)

(p)(2) Amended Code of Ethics for HSBC Investments (USA) Inc. (28)

(p)(3) Amended Code of Ethics for Waddell & Reed Investment Management Company.
(28)

(p)(4) Amended Code of Ethics for NWQ Investment Research and Management Company, LLC. (28)

(p)(5) Amended Code of Ethics for AllianceBernstein Investment Research and Management (28)

(p)(6) Amended Code of Ethics for BISYS Fund Services Ohio, Inc. and BISYS Fund Services Limited Partnership. (28)

(p)(7) Amended Code of Ethics for Westfield Capital Management, LLC. (28)

(p)(8) Amended Code of Ethics for Munder Capital Management. (28)

(p)(9) Amended Code of Ethics for Transamerica Investment Management, LLC. (28)

(p)(10) Code of Ethics for Sinopia Asset Management (to be filed by amendment)

Notes:

(1) Incorporated herein by reference from post-effective amendment No. 35 to the registration statement on Form N-1A of the Registrant (File no. 33-7647) (the "Registration Statement") as filed with the Securities and Exchange Commission (the "SEC") on January 23, 1996.

(2) Incorporated herein by reference from post-effective amendment No. 29 to the Registration Statement as filed with the SEC on December 20, 1994.

(3) Incorporated herein by reference from post-effective amendment No. 33 to the Registration Statement as filed with the SEC on June 27, 1995.

(4) Incorporated herein by reference from post-effective amendment No. 37 to the Registration Statement as filed with the SEC on April 4, 1996.

(5) Incorporated herein by reference from post-effective amendment No. 39 to the Registration Statement as filed with the SEC on June 17, 1996.

(6) Incorporated herein by reference from post-effective amendment No. 40 to the Registration Statement as filed with the SEC on November 27, 1996.

(7) Incorporated herein by reference from post-effective amendment No. 42 to the Registration Statement as filed with the SEC on January 31, 1997.

(8) Incorporated herein by reference from post-effective amendment No. 63 to the Registration Statement filed with the SEC on March 2, 1999.

(9) Incorporated herein by reference from post-effective amendment No. 67 to the Registration Statement as filed with the SEC on February 29, 2000.

(10) Incorporated herein by reference from post-effective amendment No. 69 to the Registration Statement as filed with the SEC on June 30, 2000. (11) Incorporated herein by reference from post-effective amendment No. 74 to the Registration Statement as filed with the SEC on December 28, 2000.

(12) Incorporated herein by reference from post-effective amendment No. 75 to the Registration Statement as filed with the SEC on February 28, 2001.

(13) Incorporated herein by reference from post-effective amendment No. 77 to the Registration Statement as filed with the SEC on January 30, 2002.

(14) Incorporated herein by reference from post-effective amendment No. 81 to the Registration Statement filed with the SEC on February 28, 2003.

(15) Incorporated herein by reference from post-effective amendment No. 82 to the Registration Statement filed with the SEC on August 8, 2003.

(16) Incorporated herein by reference from post-effective amendment No. 85 to the Registration Statement as filed with the SEC on December 15, 2003.

(17) Incorporated herein by reference from post-effective amendment No. 86 to the Registration Statement as filed with the SEC on December 15, 2003.

(18) Incorporated herein by reference from post-effective amendment No. 87 to the Registration Statement as filed with the SEC on March 1, 2004.

(19) Incorporated herein by reference from post-effective amendment No. 88 to the Registration Statement as filed with the SEC on September 3, 2004.

(20) Incorporated herein by reference from post-effective amendment No. 89 to the Registration Statement as filed with the SEC on November 17, 2004.

(21) Incorporated herein by reference from post-effective amendment No. 90 to the Registration Statement as filed with the SEC on December 30, 2004.

(22) Incorporated herein by reference from post-effective amendment No. 91 to the Registration Statement as filed with the SEC on February 25, 2005.

(23) Incorporated herein by reference from post-effective amendment No. 92 to the Registration Statement as filed with the SEC on June 15, 2005.

(24) Incorporated herein by reference from post-effective amendment No. 93 to the Registration Statement as filed with the SEC on August 29, 2005.

(25) Incorporated herein by reference from post-effective amendment No. 94 to the Registration Statement as filed with the SEC on December 14, 2005.

(26) Incorporated herein by reference from amendment No. 7 to the Registration Statement as filed with the SEC on January 30, 2002 of HSBC Investor Portfolios.

(27) Incorporated herein by reference from post effective amendment No. 17 to the Registration Statement as filed with the SEC on December 14, 2005 of the HSBC Advisor Funds Trust.

(28) Incorporated herein by reference from post-effective amendment No. 95 to the Registration Statement as filed with the SEC on February 28, 2006.

(29) Incorporated herein by reference from post-effective amendment No. 96 to the Registration Statement as filed with the SEC on May 30, 2006.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not applicable.


ITEM 25. INDEMNIFICATION

Reference is hereby made to Article IV of the Registrant's Declaration of Trust. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such a director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

HSBC Investments (USA) Inc., 452 Fifth Avenue, New York, New York 10018, serves as investment adviser ("Adviser") and is a wholly-owned subsidiary of HSBC Bank USA, Inc., a New York State chartered bank, which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company. Information as to the directors and officers of the Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-25999) filed under the Investment Advisers Act of 1940, as amended and is incorporated by reference thereto.

Information as to the directors and officers of NWQ Investment Management Co., LLC ("NWQ"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of NWQ in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-61379) filed under the Investment Advisers Act of 1940, as amended and is incorporated by reference thereto.

Information as to the directors and officers of Waddell & Reed Investment Management Company ("Waddell & Reed"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Waddell & Reed in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-40372) filed under the Investment Advisers Act of 1940, as amended and is incorporated by reference thereto.

Information as to the directors and officers of Westfield Capital Management, LLC ("Westfield") together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Westfield in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-34350) filed under the Investment Advisers Act of 1940, as amended and is incorporated by reference thereto.

Information as to the directors and officers of AllianceBernstein Investment Research and Management ("AllianceBernstein"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of AllianceBernstein in the last two years, is included in its application for registration as an investment advisor on Form ADV (File No. 801-57937) filed under the Investment Advisers Act of 1940, as amended and is incorporated by reference thereto.

Information as to the directors and officers of Transamerica Investment Management, LLC ("Transamerica"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Transamerica in the last two years, is included in its application for registration as an investment advisor on Form

ADV (File No. 801-57089) filed under the Investment Advisers Act of 1940, as amended and is incorporated by reference thereto.

Information as to the directors and officers of Munder Capital Management ("Munder"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Munder in the last two years, is included in its application for registration as an investment advisor on Form ADV (File No. 801-48394) filed under the Investment Advisers Act of 1940, as amended and is incorporated by reference thereto.

Information as to the directors and officers of Sinopia Asset Management ("Sinopia"), together with information as to any other business, professional, vocation or employment of a substantial nature engaged in by the directors and officers of Sinopia in the last two years, is included in its application for registration as an investment advisor on Form ADV (File No. 801-43341) filed under the Investment Advisers Act of 1940, as amended and is incorporated by reference thereto.


ITEM 27. PRINCIPAL UNDERWRITERS.

ITEM 27(a) BISYS Fund Services Limited Partnership ("BISYS" or the "Distributor") acts as principal underwriter for the following investment companies:

American Independence Funds Trust
American Performance Funds
The Bjurman, Barry Funds
The Coventry Group
Excelsior Funds, Inc.
Excelsior Funds Trust
Excelsior Tax-Exempt Funds, Inc.
First Focus Funds, Inc.
The Hirtle Callaghan Trust
HSBC Advisor Funds Trust
HSBC Investor Funds
Legacy Funds Group
Old Westbury Funds, Inc.
Pacific Capital Funds
STI Classic Funds
STI Classic Variable Trust
USAllianz Variable Insurance Products Trust
Variable Insurance Funds
Vintage Mutual Funds, Inc.

BISYS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. BISYS' main address is 100 SUMMER ST. 15TH FLOOR, Boston, Massachusetts 02110. Office of Supervisory Jurisdiction (OSJ) Branch is at 3435 Stelzer Road, Columbus, Ohio 43219. BISYS is an indirect wholly-owned subsidiary of The BISYS Group, Inc.

ITEM 27(b) INFORMATION ABOUT DIRECTORS AND OFFICERS OF BISYS LP IS AS FOLLOWS:


Name and Address                     Position with Underwriter
----------------                     --------------------------
Richard F. Froio                     President and Director
Elliott Dobin                        Secretary
Bryan Bey                            Vice President, Director and Assistant Compliance Officer
James L. Smith                       Vice President, Director and Chief Compliance Officer
Edward Pike                          Financial and Operations Principal


ITEM 27(c) NOT APPLICABLE.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of: HSBC Investments
(USA) Inc., 452 Fifth Avenue, New York, New York 10018; BISYS Fund Services Ohio, Inc. 3435 Stelzer Road, Columbus, Ohio 43219-3035; BISYS Fund Services Ohio, Inc., 100 Summer Street, Suite 1500, Boston, MA 02110; AllianceBernstein Investment Research and Management, 1345 Avenue of the Americas, New York, New York 10105; Westfield Capital Management LLC, 21 Fellow Street, Boston, MA 02119; Waddell & Reed Investment Management Company, 6300 Lamar Ave, Overland Park, KS 66202; NWQ Investment Management Company, LLC, 2049 Century Park East, 4th Floor, Los Angeles, CA 90067, Transamerica Investment Management, LLC, 1150
S. Olive Street, Suite 2700, Los Angeles, California 90015, Munder Capital Management, Munder Capital Center, 480 Pierce Street, Birmingham, Michigan 48009-6063 and Sinopia Asset Management, Immeable Ile de France, 4 Place de la Pyramide, 92800 Puteaux La Defense 9 [confirm].

ITEM 29. MANAGEMENT SERVICES

Not applicable.

ITEM 30. UNDERTAKINGS

The following undertakings relate solely to the HSBC Investor Principal Guaranteed Fund 2011 (the "Fund") as an individual series of the Registrant. Any filing, notice or other action required by the following undertakings shall be limited in all respects to the Fund, and any action taken by the Registrant, on behalf of the Fund, shall be limited to the Fund and shall not require any action to be taken by any other series of the Registrant. Capitalized terms used in these undertakings and not otherwise defined, have the respective meanings assigned to them in the Prospectus, which is a part of this Registration Statement.

1. During the Guarantee Period, the Registrant hereby undertakes to mail notices to current shareholders promptly after the happening of significant events related to the insurance policy issued by _____________ under the Financial Guarantee Agreement. These significant events include (i) the termination of the Financial Guarantee Agreement; (ii) a default under the Financial Guarantee Agreement that has a material adverse effect on a shareholder's right to receive his or her Guaranteed Amount on the Guarantee Maturity Date; (iii) the insolvency of _________; or (iv) a reduction in the credit rating of _____________ long-term debt as issued by Standard & Poor's or Moody's Investors Service, Inc. to BBB+ or lower or Baal or lower, respectively.

2. If at any time during the Guarantee Period during which the Registrant is required to file amendments to its registration statement with respect to the Fund under the Investment Company Act of 1940, as amended (the "1940 Act"), _____________ on behalf of ___________ (or such successors or substituted entities, as applicable) ceases to file periodic reports pursuant to the Securities Exchange Act of 1934, as amended (the "Exchange Act"), the Registrant hereby undertakes to update its registration statement on an annual basis under the 1940 Act to include updated audited financial statements for _____________ (or any successors or substituted entities thereto), as applicable, covering the periods that would otherwise have been required by Form 10-K under the Exchange Act. Further, the Registrant undertakes under such circumstances to include as an exhibit to its registration statement as it relates to the Fund, the consent of the independent auditors of __________- (or such successors or substituted entities), as applicable, regarding such reports.

3. During the Guarantee Period, the Registrant hereby undertakes to include in the Registrant's annual and semiannual reports (with respect to the Fund) to shareholders, an offer to supply the most recent annual and/or quarterly report of _________, or its successors to the Policy or Financial Guarantee Agreement, free of charge, upon a shareholder's request.

4. At such times as the Trust files an amendment to its Registration Statement on Form N-1A under the Securities Act of 1933, as amended (the "1933 Act") which relates to the Fund, the Trust hereby undertakes to update its Registration Statement to incorporate by reference the annual report on Form 10-K or include the audited financial statements covering the periods that would otherwise have been required by Form 10-K for each of (i) ___, as they relate to _____________, (ii) ___________successors to the Financial Guarantee Agreement, or (iii) any entity that is replaced or substituted for ____________ under a new financial guarantee agreement or the existing Financial Guarantee Agreement. Further, the Trust undertakes to include as an exhibit to any amendment to its Registration Statement filed under the 1933 Act, the consent of the independent auditors of __________ (or such successors or substituted entities, as applicable) regarding such reports.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 97 to its registration statement on Form N-1A (File No. 033-07647) (the "Registration Statement") to be signed on its behalf by the undersigned, thereto duly authorized on the 20th day of July, 2006.

HSBC INVESTOR FUNDS

By: /s/ Richard A. Fabietti
    -----------------------
      Richard A. Fabietti
      President

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 20th day of July, 2006.

/s/ Richard A. Fabietti                      /s/ Troy Sheets
----------------------------------           -----------------------------------
Richard A. Fabietti                          Troy Sheets
President                                    Treasurer

/s/ Alan S. Parsow                           /s/ Larry M. Robbins
----------------------------------           -----------------------------------
Alan S. Parsow*                              Larry M. Robbins*
Trustee                                      Trustee

/s/ Michael Seely                            /s/ Richard A. Brealey
-----------------------------------          -----------------------------------
Michael Seely*                               Richard A. Brealey*
Trustee                                      Trustee

/s/ Stephen J. Baker                         /s/ Thomas F. Robards
------------------------------------         -----------------------------------
Stephen J. Baker*                            Thomas F. Robards*
Trustee                                      Trustee

/s/ David J. Harris
------------------------------------

*David J. Harris, as attorney-in-fact pursuant to a power of attorney filed with post-effective amendment no. 96 to the registration statement as filed with the SEC on May 30, 2006.